ANNUAL REPORT
October 31, 2000

[COVER GRAPHIC OMITTED: ACORN, COLUMN, GRADUATION CAP, HANDSHAKE]

GALAXY TAX-EXEMPT BOND FUNDS

GALAXY FUNDS

Galaxy Tax-Exempt Bond Fund

Galaxy Connecticut Municipal
Bond Fund

Galaxy Massachusetts Municipal
Bond Fund

Galaxy New Jersey Municipal
Bond Fund

Galaxy New York Municipal
Bond Fund

Galaxy Rhode Island Municipal
Bond Fund

Galaxy Intermediate Tax-Exempt
Bond Fund

Galaxy Connecticut Intermediate
Municipal Bond Fund

Galaxy Florida Municipal
Bond Fund

Galaxy Massachusetts Intermediate
Municipal Bond Fund

[GRAPHIC OMITTED: GALAXY LOGO]
                                GALAXY
                                FUNDS

CHAIRMAN'S MESSAGE

[BEGIN SIDEBAR] MUTUAL FUNDS:

(BULLET)  ARE NOT BANK DEPOSITS
(BULLET)  ARE NOT FDIC INSURED
(BULLET)  ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
(BULLET) ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED
[END SIDEBAR]

Dear Shareholder:

     Enclosed is the annual report for the Galaxy Tax-Exempt Bond Funds for the fiscal year ended October 31, 2000. The report includes a Market Overview that explains the different economic and market factors influencing municipal bond investments during this time. Following the Market Overview is a Portfolio Strategy Review that describes how Fleet Investment Advisors Inc. ("FIA") managed the Funds' portfolios in this climate. Financial statements and a list of portfolio holdings for each of the Funds as of October 31, 2000 appear at the end of the report.

     In the wake of continued economic strength that threatened higher inflation, the Federal Reserve (the "Fed") raised short-term interest rates by 125 basis points (1.25%) during the first part of the reporting period. Besides pushing bond yields higher, the hikes in short-term rates eventually caused economic growth to slow enough to keep inflation at bay. With slower growth, and the prospect of reduced supplies of Treasury issues, bond yields moved lower for most of the second half of the period. Municipal bonds outperformed nearly all other fixed-income asset classes in this environment.

     Over the course of the year, however, volatility increased for both stocks and bonds. While such volatility can be unnerving, even for experienced investors, short-term market fluctuations are quite normal and should not deter you from the asset allocation strategy you've set to meet long-term financial goals.

     The Galaxy Funds have taken several steps to help you reach those goals. With the completion of the reorganization of the Boston 1784 Funds into the Galaxy Funds in June 2000, you now have a broader range of Funds from which to choose in diversifying your portfolio. As assets from the Boston 1784 Funds were transferred to existing Galaxy Funds in connection with the reorganization, FIA made the portfolio adjustments necessary in seeking to achieve each Fund's investment objective. In implementing such trades, FIA sought to make the most of current market conditions and to maximize the Funds' returns.

     Going forward, Keith Banks, FIA's new Chief Investment Officer, will oversee the portfolio management of the Galaxy Tax-Exempt Bond Funds and other funds in the Galaxy family. Mr. Banks was the former managing director and head of U.S. equities for J.P. Morgan Investment Management.

     If you would like to know more about the expanded array of Galaxy Funds, or you have questions about the information in this report, please contact the Galaxy Information Center at 1-877-BUY-GALAXY (1-877-289-4252) or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

Sincerely,

/S/ SIGNATURE  DWIGHT E. VICKS, JR.

Dwight E. Vicks, Jr.
Chairman of the Board of Trustees

MARKET OVERVIEW

[BEGIN SIDEBAR]
" THROUGHOUT THE REPORTING PERIOD, WE FOCUSED ON ESSENTIAL-PURPOSE MUNICIPAL BONDS WITH GOOD CALL PROTECTION AND STRONG LIQUIDITY."
[END SIDEBAR]


TAX-EXEMPT BOND MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.

     Over the past 12-months, municipal bonds were one of the best-performing asset classes, outpacing returns for all U.S. fixed-income classes except long-term Treasury bonds. In a dynamic market that gave investors a volatile ride, municipals benefited from many fundamental and technical factors that should remain in place for some time to come. The active management discipline of the Galaxy Tax-Exempt Bond Funds enhanced both the Funds' after-tax income and total returns, helping them to perform well against their market benchmarks and peer funds tracked by Lipper Inc. ("Lipper").

A FAVORABLE BALANCE OF SUPPLY AND DEMAND
     The start of the Funds' reporting period was characterized by unexpectedly strong economic numbers that resulted in part from heavy consumer spending. For the fourth quarter of 1999, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, rose by 7.3%. Growth remained strong in the first quarter of 2000, with GDP increasing by 4.8%.
     In this environment, Fed monetary policy continued to reflect concerns about rising energy prices, a tight labor market, and a potential increase in labor costs. With hikes in short-term interest rates beginning in June of 1999, the Fed had raised the Fed funds rate to 6.5% by the end of March 2000. Although inflation remained subdued during this time, and well below expectations, investors worried about higher inflation in the future and further Fed tightenings.
     In this climate, both Treasury and municipal bonds benefited from favorable balances of supply and demand. In mid-January, the U.S. Treasury announced that it would buy back approximately $30 billion in outstanding Treasuries, due to an ever-growing federal budget surplus. The anticipation of dwindling supplies of long-term Treasuries initiated a sharp rally in prices at the long end of the Treasury market and a sharp decline in long-term yields. Meanwhile, the yields for short-term Treasuries continued to rise, as the Fed raised short-term interest rates by 25 basis points in both February and March. This resulted in an "inverted" yield curve, in which long-term Treasuries were yielding 56 basis points less than one-year Treasury bills by late May.
     Movements in the yield curve for municipal bonds paralleled those for the Treasury curve during this time, as municipals also benefited from both increasing demand and a deceleration in the growth of new supply. Adding to the increased demand for municipals were economic uncertainties and increased stock market volatility, which caused many investors to shift out of stocks and into higher-quality municipal securities. In tandem with the federal budget surplus, most state and local governments experienced sharply higher revenues and budget surpluses that both enhanced their credit quality and sharply diminished their borrowing needs.
     After giving back much of the first-quarter gains in April and May, due to investor concerns about liquidity and tax-related redemptions, the municipal bond market regained its footing in June and recovered all of the losses of the previous two months. Municipal bond prices then moved higher in the months that followed. When the reporting period closed, 30-year Treasury bonds were yielding 5.79%, versus 6.16% when the period began. Over the same time, the yield for the Lehman Brothers Quality Intermediate 3- to 15-year Municipal Bond Index ("the Lehman Index") fell from 5.26% to 5.10%. This left the Lehman Index with a total return of 8.51%, versus a return of 11.44% for long-term Treasury bonds.
     During this time, longer-term municipals had a total return of 10.9%, versus 4.9% for issues with maturities of one to two years. The strong performance by longer-term municipals contrasted sharply with results from the previous 12-month reporting period, when short-term investments substantially outperformed longer maturities
     Over the most recent market cycle, the Galaxy Tax-Exempt Bond Funds benefited from an active portfolio management process that involved adjusting investment coupons and maturities to make the most of market conditions and overweighting bonds with the highest credit ratings. After initially emphasizing shorter maturities, the Funds took advantage of the April/May selloff to execute tax-loss swaps, coupon up, and extend maturities - which improved the Funds' income and total return prospects. Throughout the reporting period, we focused on essential-purpose municipal bonds with good call protection and strong liquidity.

[BEGIN SIDEBAR]
" ALTHOUGH FUTURE PRICE GAINS FOR MUNICIPAL BONDS MAY BE MORE MODEST THAN IN THE LAST SIX MONTHS, MUNICIPALS SHOULD CONTINUE TO BENEFIT FROM THE SAME STRONG FUNDAMENTAL AND TECHNICAL FORCES THAT HAVE PREVAILED SINCE JUNE OF 2000 - INCLUDING HEALTHY RETAIL DEMAND AND CONSTRAINED SUPPLIES OF NEW ISSUES."
[END SIDEBAR]

OUTLOOK: MODERATE GROWTH AND INFLATION
     By late August, market perception had shifted from worries about an excessively expanding economy and further hikes in short-term interest rates to concerns about a sharply decelerating economy and the prospects of an easing in rates by the Fed sometime in the future. Economic fundamentals reflecting slower GDP growth, reduced personal consumption, and weaker prices have helped to ameliorate inflation fears but have added to concerns among stock market investors. As a result, the bond market should enter the year 2001 with improving fundamentals and strong technicals - all of which should favor municipal bonds.
     In the third quarter of 2000, GDP growth decelerated to 2.4% - the weakest increase in four years - and the year-over-year gain for the inflation index price deflator was just 1.9%. This supports our continued expectation for a modest GDP growth rate of 3.0% to 3.5% for 2001, which would be well within Fed guidelines
     This environment should remain favorable to longer-term bonds. Although future price gains for municipal bonds may be more modest than in the last six months, municipals should continue to benefit from the same strong fundamental and technical forces that have prevailed since June of 2000 - including healthy retail demand and constrained supplies of new issues.
     For investors in the top income tax brackets, municipals remain extremely attractive versus Treasuries (trading from 85% to 100% of Treasury yields in maturities of 10 years or longer) and should continue to enjoy strong demand while stock prices are volatile. Longer-term, the market should continue to benefit from shifting demographics. As Baby Boomers worry about high-quality, stable income and principal stability, they should increasingly shift assets out of a volatile stock market into municipal bonds.
     Meanwhile, mounting surpluses at state and local levels should continue to limit municipal bond supplies and improve the quality ratings of individual issues. While there may be temporary periods of price weakness in the municipal market as seasonal factors increase the supply of new issues, we would view such weakness as an opportunity to improve the credit quality, structure, and liquidity characteristics of the Funds' portfolios.

AVERAGE ANNUAL TOTAL RETURNS-- TRUST SHARES/SHARES*
AS OF OCTOBER 31, 2000                                         1 YEAR           3 YEARS        5 YEARS    LIFE OF FUND
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund (INCEPTION DATE 12/30/91)                    8.32%           4.16%           5.05%        6.00%
------------------------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond Fund (INCEPTION DATE 3/16/93)          7.71            4.16            5.00         5.06
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund (INCEPTION DATE 3/12/93)        8.47            4.10            4.92         4.87
------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund (INCEPTION DATE 4/3/98)            7.74             N/A             N/A         3.44
------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund (INCEPTION DATE 12/31/91)            9.12            4.31            5.12         5.87
------------------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 6/19/00)          N/A             N/A             N/A         3.82(DAGGER)
------------------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/14/93)        8.34            4.33            5.27         5.57
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund (INCEPTION DATE 8/1/94)                       7.81            4.24            5.10         5.79
------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Bond Fund INCEPTION DATE 6/30/97)              7.18            3.90              N/A         4.55
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (INCEPTION DATE 6/14/93)                      7.64            4.21            5.00         5.03
------------------------------------------------------------------------------------------------------------------------------

(DAGGER)      Unannualized total return

* THE INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL
BOND FUND, FLORIDA MUNICIPAL BOND FUND AND MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND COMMENCED OPERATIONS AS SEPARATE PORTFOLIOS (EACH A "PREDECESSOR FUND") OF THE BOSTON 1784 FUNDS. ON JUNE 26, 2000, EACH PREDECESSOR FUND WAS REORGANIZED AS A NEW PORTFOLIO OF THE GALAXY FUND. PRIOR TO THE REORGANIZATION, EACH PREDECESSOR FUND OFFERED AND SOLD ONE SERIES OF SHARES. IN CONNECTION WITH THE REORGANIZATION, (I) SHAREHOLDERS OF THE PREDECESSOR INTERMEDIATE TAX-EXEMPT BOND FUND, PREDECESSOR CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND PREDECESSOR MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND EXCHANGED THEIR SHARES FOR TRUST SHARES AND BKBSHARES OF THE GALAXY INTEMEDIATE TAX-EXEMPT BOND FUND, GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, RESPECTIVELY, AND (II) SHAREHOLDERS OF THE PREDECESSOR FLORIDA MUNICIPAL BOND FUND EXCHANGED THEIR SHARES FOR SHARES OF THE GALAXY FLORIDA MUNICIPAL BOND FUND. SHAREHOLDERS OF THE PREDECESSOR INTERMEDIATE TAX-EXEMPT BOND FUND, PREDECESSOR CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND PREDECESSOR MASSACHUSETTS MUNICIPAL BOND FUND WHO PURCHASED THEIR SHARES THROUGH AN INVESTMENT MANAGEMENT, TRUST, CUSTODY OR OTHER AGENCY RELATIONSHIP WITH BANKBOSTON, N.A. RECEIVED TRUST SHARES, AND SHAREHOLDERS OF SUCH PREDECESSOR FUNDS WHO PURCHASED THEIR SHARES OTHER THAN THROUGH AN INVESTMENT MANAGEMENT, TRUST, CUSTODY OR OTHER AGENCY RELATIONSHIP WITH BANKBOSTON, N.A. RECEIVED BKBSHARES, OF THE GALAXY INTEMEDIATE TAX-EXEMPT BOND FUND, GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND AND GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND, RESPECTIVELY. THE TOTAL RETURNS SHOWN ABOVE FOR TRUST SHARES OR SHARES OF THE INTERMEDIATE TAX-EXEMPT BOND FUND, CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND, FLORIDA MUNICIPAL BOND FUND AND MASSACHUSETTS INTEMEDIATE MUNICIPAL BOND FUND FOR PERIODS PRIOR TO JUNE 26, 2000 REPRESENT THE TOTAL RETURNS FOR THE RESPECTIVE PREDECESSOR FUNDS.

PERFORMANCE AT-A-GLANCE

AVERAGE ANNUAL TOTAL RETURNS-- RETAIL A  SHARES**

AS OF OCTOBER 31, 2000                                                   1 YEAR        3 YEARS     5 YEARS   LIFE OF FUND
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund (INCEPTION DATE 12/30/91)                               4.09%        2.64%        4.01%        5.48%
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond Fund (INCEPTION DATE 3/16/93)                     3.50         2.63         4.00         4.36
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund (INCEPTION DATE 3/12/93)                   4.24         2.60         3.93         4.20
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund (INCEPTION DATE 4/3/98)                       3.60          N/A          N/A         1.75
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund (INCEPTION DATE 12/31/91)                       4.86         2.81         4.11         5.28
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 12/20/94)                   4.61         2.96         4.36         5.62
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/26/00)                    N/A          N/A          N/A        -0.60(DAGGER)
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Municipal Bond Fund (INCEPTION DATE 6/26/00)                                  N/A          N/A          N/A        -0.66(DAGGER)
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (Inception date 6/26/00)                                  N/A          N/A          N/A        -0.52(DAGGER)
---------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS-- RETAIL B SHARES***

                                1 YEAR           1 YEAR            3 YEARS           3 YEARS       LIFE OF FUND     LIFE OF FUND
                             RETURN BEFORE    RETURN AFTER      RETURN BEFORE     RETURN AFTER     RETURN BEFORE    RETURN AFTER
                              CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                            DEFERRED SALES   DEFERRED SALES    DEFERRED SALES    DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
AS OF OCTOBER 31, 2000      CHARGE DEDUCTED CHARGE DEDUCTED*   CHARGE DEDUCTED  CHARGE DEDUCTED*  CHARGE DEDUCTED CHARGE DEDUCTED*
-----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund
(INCEPTION DATE 3/4/96)          7.41%            2.41%             3.29%             2.38%            3.80%            3.62%
-----------------------------------------------------------------------------------------------------------------------------------

(DAGGER) Unannualized total returns.
*        As if shares were redeemed at end of period.
** Return figures have been restated to include the effect of the maximum 3.75% front-end sales charge which became effective on December 1, 1995.
*** Retail B Shares are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3,00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years. Total returns are from the date of inception.

AVERAGE ANNUAL TOTAL RETURNS - BKB  SHARES*

AS OF OCTOBER 31, 2000                                                           1 YEAR       3 YEARS     5 YEARS    LIFE OF FUND
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 6/19/00)                          N/A          N/A          N/A         3.81%**
---------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/14/93)                        8.33%        4.33%        5.26%        5.57
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Municipal Bond Fund (INCEPTION DATE 8/14/94)                                      7.80         4.24         5.10         5.78
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (INCEPTION DATE 6/14/93)                                      7.63         4.21         5.00         5.03
---------------------------------------------------------------------------------------------------------------------------------


* The Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund commenced operations as separate portfolios (each a "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, each Predecessor Fund offered and sold one series of shares. In connection with the reorganization shareholders of the Predecessor Intermediate Tax-Exempt Bond Fund, Predecessor Connecticut Intermediate Municipal Bond Fund and Predecessor Massachusetts Intermediate Municipal Bond Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Intemediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively. Shareholders of the Predecessor Intermediate Tax-Exempt Bond Fund, Predecessor Connecticut Intermediate Municipal Bond Fund and Predecessor Massachusetts Municipal Bond Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of such Predecessor Funds who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares, of the Galaxy Intemediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively. The total returns shown above for BKB Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intemediate Municipal Bond Fund for periods prior to June 26, 2000 represent the total returns for the respective Predecessor Funds.
**  Unannualized total return.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES AND/OR THE ADMINISTRATOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

PORTFOLIO REVIEWS

[GRAPHIC OMITTED:  GALAXY LOGO]
GALAXY
FUNDS


[BEGIN SIDEBAR]
THE TAX-EXEMPT BOND FUNDS ARE MANAGED BY THE MUNICIPAL BOND PORTFOLIO MANAGEMENT TEAM OF FLEET INVESTMENT ADVISORS, INC.
[END SIDEBAR]

PORTFOLIO STRATEGY REVIEW

BY DAVID THOMPSON, BRIAN MCGREEVY, SUSAN SANDERSON AND WAYNE FITZGERALD

     Over the past 12 months, the active management process used with the Galaxy Tax-Exempt Bond Funds has focused on enhancing current tax-free income for shareholders, improving liquidity, and positioning the Funds to participate fully in market rallies. To this end, the Funds have improved the coupon and call protection of their investments, taken advantage of tax-loss swapping opportunities, and improved overall income production by purchasing high-coupon, high-quality bonds with intermediate- to longer-term maturities. The Funds have also tried to improve liquidity and principal stability by emphasizing sector and geographic diversity. In doing so, we focused on essential-purpose, general obligation and revenue bonds in states with high income tax rates -- in order to ensure tradability and strong secondary market support.

MAXIMIZING MARKET CHANGES
     Consistent with the market cycle, the Funds remained conservative into the first quarter of 2000, emphasizing cash and low-volatility investments. After the market correction in April and May made municipal prices more attractive, we became more aggressive -- extending maturities by rolling out on the yield curve, in anticipation of lower yields by year end.
     In keeping with their investment objectives as intermediate-term bond funds, the Galaxy Intermediate Tax-Exempt Bond Fund, the Galaxy Connecticut Intermediate Municipal Bond Fund and the Galaxy Massachusetts Intermediate Municipal Bond Fund focused their purchases on issues with maturities of 7 to 12 years. For the longer-term funds -- including the Galaxy Tax-Exempt Bond Fund, the Galaxy New Jersey Municipal Bond Fund, the Galaxy New York Municipal Bond Fund, the Galaxy Connecticut Municipal Bond Fund, the Galaxy Massachusetts Municipal Bond Fund, the Galaxy Rhode Island Municipal Bond Fund and the Galaxy Florida Municipal Bond Fund -- we emphasized the purchase of issues with maturities of 12 to 30 years. This strategy helped to optimize current tax-free income and ensure a competitive total return.
     Consistent with the objectives of the state specific funds, we focused on buying bonds whose income was exempt from both state and federal income taxes. Limited supplies made this task somewhat more difficult in the Galaxy Connecticut Municipal Bond Fund, the Connecticut Intermediate Municipal Bond Fund, the Galaxy Rhode Island Municipal Bond Fund and the Galaxy Florida Municipal Bond Fund.

NEW OPPORTUNITIES
     Looking forward, we believe that technical and fundamental factors should support the prospects for lower bond yields in coming months, with minimal downside risk. We expect the municipal yield curve to flatten further, as longer-maturities outperform shorter-term issues. The longer end of the yield curve should be biased downward, supported by the persistent use of the federal budget surplus to buy back Treasury bonds. Short-term yields, by contrast, should remain locked at current levels, with the Fed unlikely to ease interest rates before the first quarter of 2001.
     Our investment management process will respond accordingly. We believe the Funds are well positioned to fully participate in future market rallies. If interest rates are to decline, there will need to be strong evidence of a persistent economic slowdown (particularly in consumer spending) and constrained inflationary pressures (particularly in wages and energy costs).
     The impact of the presidential elections on municipal bonds, in our view, will be minimal and will evolve over the next two to three years. With the extremely tight balance between political parties in the House and Senate, and a virtual tie in the presidential race, we do not expect major changes in either tax or spending polices that would affect municipal bonds adversely.

PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT BOND FUND

     Trust Shares of the Galaxy Tax-Exempt Bond Fund earned a total return of 8.32% for the 12-months ended October 31, 2000. Over the same time, Retail A Shares of the Fund had a total return of 8.12% before deducting the maximum 3.75% front-end sales charge, and Retail B Shares of the Fund had a total return of 7.41% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 3 for total returns after deducting the front-end sales charge and for total returns after deducting the contingent deferred sales charge.)
     Over the same time, the average general municipal bond fund followed by Lipper, a mutual fund performance tracking service, had a total return of 7.36%, and the Lehman Brothers Municipal Bond Index had a total return of 8.51%.
     On October 31, 2000, the Fund's Trust Shares had a 30-day Securities and Exchange Commission ("SEC") annualized yield of 4.52%. On the same date, Retail A Shares of the Fund had a 30-day SEC annualized yield of 4.15%, and Retail B Shares had a 30-day SEC annualized yield of 3.67%. For shareholders in the 39.6% federal income tax bracket, these equaled taxable yields of 7.45%, 6.84%, and 6.06% respectively.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY TAX-EXEMPT BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

NORTH CENTRAL                            15%
PACIFIC                                   7%
OTHER TERRITORIES                         2%
SOUTH                                    30%
MOUNTAIN                                  8%
EAST                                     38%


[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY TAX-EXEMPT BOND FUND
GROWTH OF $10,000 INVESTMENT*

                   LEHMAN           GALAXY            GALAXY           GALAXY
                  BROTHERS        TAX-EXEMPT        TAX-EXEMPT       TAX-EXEMPT
                  MUNICIPAL        BOND FUND         BOND FUND        BOND FUND
                 BOND INDEX     RETAIL A SHARES    TRUST SHARES      BKB SHARES
12/30/91            10000            9625              10000
12/30/92            10582            10062             10455
12/30/93            12072            11635             12089
12/30/94            11546            11082             11515
12/30/95            13213            12657             13084            10000
12/30/96            13967            13167             13742            9615
10/31/97            15465            14153             14807            10398
10/31/98            16705            15229             15970            11250
10/31/99            16409            14817             15450            10889
10/31/2000          17805            16020             16735            11801

*SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE
 THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIFTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2000. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

GALAXY CONNECTICUT MUNICIPAL BOND FUND

     For the 12-month reporting period, Trust Shares of the Galaxy Connecticut Municipal Bond Fund earned a total return of 7.71%. Before deducting the maximum 3.75% front-end sales charge, Retail A Shares of the Fund earned a total return of 7.50%. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) During the same period, the average Connecticut municipal bond fund tracked by Lipper returned 7.20% and the Lehman Brothers Municipal Bond Index returned 8.51%.
     On October 31, 2000, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.41%. On the same date Retail A Shares of the Fund had a 30-day SEC annualized yield of 4.04%. These equal taxable yields of 7.65% and 7.02%, respectively, for shareholders in the 39.6% federal income tax bracket who live in the State of Connecticut.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY CONNECTICUT MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             4%
CONNECTICUT                                                    86%
PUERTO RICO                                                     6%
OTHER TERRITORIES                                               4%



[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY CONNECTICUT MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                                       GALAXY              GALAXY
                   LEHMAN            CONNECTICUT         CONNECTICUT
                  BROTHERS            MUNICIPAL           MUNICIPAL
                  MUNICIPAL           BOND FUND           BOND FUND
                 BOND INDEX        RETAIL A SHARES      TRUST SHARES
3/16/93             10000               9625                10000
10/31/93            10697               10183               10580
10/31/94            10231               9532                9902
10/31/95            12594               10956               11413
10/31/96            12952               11429               11930
10/31/97            14776               12327               12891
10/31/98            15961               13261               13898
10/31/99            15678               12880               13526
10/31/2000          17012               13846               14568



*SINCE INCEPTION ON 3/16/93. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE
 THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/93 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

     For the 12-month reporting period, Trust Shares of the Galaxy Massachusetts Municipal Bond Fund earned a total return of 8.47%. Over the same time, Retail A Shares of the Fund had a total return of 8.30% before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.)
     These total returns compared to 7.54% for the average Massachusetts municipal bond fund tracked by Lipper and 8.51% for the benchmark Lehman Brothers Municipal Bond Index.
     On October 31, 2000, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.66% and its Retail A Shares had a 30-day SEC annualized yield of 4.35%. These equaled taxable yields of 8.21% and 7.65% for shareholders in the 39.6% federal income tax bracket who live in the Commonwealth of Massachusetts.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             3%
MASSACHUSETTS                                                  94%
PUERTO RICO                                                     3%



[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                                       GALAXY              GALAXY
                   LEHMAN           MASSACHUSETTS       MASSACHUSETTS
                  BROTHERS            MUNICIPAL           MUNICIPAL
                  MUNICIPAL           BOND FUND           BOND FUND
                 BOND INDEX        RETAIL A SHARES      TRUST SHARES
3/12/93             10000               9625                10000
10/31/93            10584               10146               10542
10/31/94            10231               9491                9861
10/31/95            12594               10868               11312
10/31/96            12952               11309               11795
10/31/97            14776               12204               12746
10/31/98            15961               13086               13692
10/31/99            15678               12647               13257
10/31/2000          17012               13696               14379



*SINCE INCEPTION ON 3/12/93. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE
 THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/93 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH END.

PORTFOLIO REVIEWS

GALAXY NEW JERSEY MUNICIPAL BOND FUND

     For the 12 months ended October 31, 2000, Trust Shares of the Galaxy New Jersey Municipal Bond Fund had a total return of 7.74%. Over the same time, Retail A Shares of the Fund had a total return of 7.61% before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) The average New Jersey municipal bond fund tracked by Lipper had a total return of 7.16% for the same period, and the Lehman Brothers Municipal Bond Index had a total return of 8.51%.
     On October 31, 2000, the Fund's Trust Shares had a 30-day SECannualized yield of 4.26%. On the same day, the Fund's Retail A Shares had a 30-day SEC annualized yield of 4.22%. These equaled taxable yields, of 7.52% and 7.43%, respectively for shareholders in the 39.6% Federal income tax bracket who live in the State of New Jersey

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY NEW JERSEY MUNICIPAL BOND FUND DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             3%
OTHER TERRITORIES                                               3%
NEW JERSEY                                                     87%
PUERTO RICO                                                     7%



[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY NEW JERSEY MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                                       GALAXY              GALAXY
                   LEHMAN            NEW JERSEY          NEW JERSEY
                  BROTHERS            MUNICIPAL           MUNICIPAL
                  MUNICIPAL           BOND FUND           BOND FUND
                 BOND INDEX        RETAIL A SHARES      TRUST SHARES
4/3/98              10000               9628                10000
10/31/98            10464               10043               10448
10/31/99            10279               9718                10128
10/31/2000          11154               10458               10912



*SINCE INCEPTION ON 4/3/98. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE
 THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 4/30/98 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY NEW YORK MUNICIPAL BOND FUND

     For the 12-months ended October 31, 2000, Trust Shares of the Galaxy New York Municipal Bond Fund had a total return of 9.12%. During the same time, Retail A Shares of the Fund returned 8.93% before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) Over this period the average New York tax-exempt bond fund tracked by Lipper returned 7.91%, and the Lehman Brothers Municipal Bond Index returned 8.51%.
     On October 31, 2000, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.46%. On the same date, the Fund's Retail A Shares had a 30-day SEC annualized yield of 4.10%. These are the same as taxable yields of 7.87% and 7.27%, respectively, for shareholders in the 39.6% federal income tax bracket who live in the State of New York.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY NEW YORK MUNICIPAL BOND FUND DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

OTHER TERRITORIES                                               2%
LOCAL MUNICIPAL BONDS                                          53%
STATE MUNICIPAL BONDS                                          40%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             5%



[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY NEW YORK MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                                       GALAXY              GALAXY
                   LEHMAN             NEW YORK            NEW YORK
                  BROTHERS            MUNICIPAL           MUNICIPAL
                  MUNICIPAL           BOND FUND           BOND FUND
                 BOND INDEX        RETAIL A SHARES      TRUST SHARES
12/31/91            10000               9625                10000
1992                10582               9993                10383
1993                12072               11558               12009
1994                11546               10870               11294
1995                13213               12395               12901
1996                13967               12928               13488
10/31/97            15465               13954               14590
10/31/98            16705               15021               15731
10/31/99            16409               14462               15175
10/31/2000          17805               15753               16558



*SINCE INCEPTION ON 12/30/91. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE
 THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

     For the period June 19, 2000 (date of initial issuance) through October 31, 2000, Trust Shares of the Galaxy Rhode Island Municipal Bond Fund earned a total return of 3.82%. During the 12-months ended October 31, 2000, Retail A Shares of the Fund earned a total return of 8.65% before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) For the period June 19, 2000 (date of initial issuance) through October 31, 2000 BKBShares earned a total return of 3.81%. Over the same time the average Rhode Island municipal bond fund tracked by Lipper had a total return of 6.84%, and the Lehman Brothers Municipal Bond Index had a total return of 8.51%.
     On October 31, 2000, the Fund's Trust Shares had a 30-day SEC annualized yield of 4.43%. On the same date, Retail A Shares and BKBShares of the Fund had 30-day SECannualized yields of 4.41% and 4.44%, respectively. These equaled taxable yields of 8.25%, 8.19% and 8.19%, respectively for shareholders in the 39.6% federal income tax bracket who live in the State of Rhode Island.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             2%
RHODE ISLAND                                                   84%
OTHER TERRITORIES                                              14%



[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                                     GALAXY            GALAXY         GALAXY
                   LEHMAN         RHODE ISLAND      RHODE ISLAND   RHODE ISLAND
                  BROTHERS          MUNICIPAL         MUNICIPAL      MUNICIPAL
                  MUNICIPAL         BOND FUND         BOND FUND      BOND FUND
                 BOND INDEX      RETAIL A SHARES    TRUST SHARES    BKB SHARES
12/20/94            10000             9625
1995                11445             10711
1996                12050             11270
10/31/97            12507             12146
10/31/98            13510             13040
10/31/99            13271             12683
6/26/2000           14024             13319             10000          10000
10/31/2000          14400             13780             10382          10381

*SINCE INCEPTION ON 12/20/94 FOR RETAIL ASHARES. SINCE INCEPTION ON
 6/19/2000 FOR TRUST AND BKBSHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 12/31/94 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.


GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

     For the 12-months ended October 31, 2000, Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund (including shares of the Predecessor Fund) earned a total return of 8.34%. During the period June 26, 2000 (date of initial issuance) through October 31, 2000, Retail A Shares of the Fund earned a total return of 3.24%, before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) For the 12-months ended October 31, 2000, BKBShares of the Fund (including shares of the Predecessor Fund) earned a total return of 8.33%. Over the same time the average intermediate municipal debt fund tracked by Lipper had a total return of 6.21%, and the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 7.45%.
     On October 31, 2000, the Fund's Trust, Retail A Shares and BKBShares had 30-day SEC annualized yields of 4.29%, 4.10% and 4.28%, respectively. These equaled taxable yields of 7.15%, 6.77% and 7.09%, respectively for shareholders in the 39.6% federal income tax bracket.

PORTFOLIO REVIEWS

[GRAPHIC OMITTED: EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC] GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000
EAST                                 37%
SOUTH                                26%
PACIFIC                              11%
NORTH CENTRAL                        11%
OTHER TERRITORIES                     8%
MOUNTAIN                              7%

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
GROWTH OF $10,000 INVESTMENT*

               LEHMAN BROTHERS         LEHMAN              GALAXY              GALAXY             GALAXY
                   QUALITY            BROTHERS          INTERMEDIATE        INTERMEDIATE       INTERMEDIATE
                INTERMEDIATE           7-YEAR            TAX-EXEMPT          TAX-EXEMPT         TAX-EXEMPT
                  3-15 YEAR           MUNICIPAL           BOND FUND           BOND FUND          BOND FUND
                 BLEND INDEX         BOND INDEX        RETAIL A SHARES      TRUST SHARES        BKB SHARES
6/14/93 10000 10000 10000 10000  10/31/93 10334 10506 10515 10515 10/31/94 10068
10308 10292 10292  10/31/95  11397 11578 11547 11567  10/31/96 11975 12118 12132
12312 10/31/97 12923 13022 13142 13142 10/31/98 13904 13985 14182 14182 10/31/99
13857 13986 13776 13776 6/26/2000 14446 14780 10000 14029 14458 10/31/2000 14517
14436 9940 14924 14923

     *SINCE INCEPTION ON 6/26/2000 FOR RETAIL A SHARES. SINCE INCEPTION ON 6/14/93 FOR TRUST AND BKBSHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

GALAXY CONNECTICUT INTERMEDIATE
MUNICIPAL BOND FUND

     For the 12-months ended October 31, 2000,Trust Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund (including shares of the Predecessor Fund) earned a total return of 7.81%. For the period June 26, 2000 (date of initial issuance) through October 31, 2000, Retail A Shares earned a total return of 3.23% before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) For the 12-months ended October 31, 2000, BKBShares of the Fund (including shares of the Predecessor Fund) earned a total return of 7.80%. Over the same time, the average Connecticut municipal bond fund tracked by Lipper had a total return of 7.20%, and the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 7.45%.
     On October 31, 2000, the Fund's Trust, Retail A and BKB Shares had 30-day SEC annualized yields of 4.24%, 4.08% and 4.28%, respectively. These equaled taxable yields of 7.44%, 7.14% and 7.33%, respectively, for shareholders in the 39.6% federal income tax bracket who live in the State of Connecticut.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES         1%
CONNECTICUT                                                82%
PUERTO RICO                                                14%
OTHER TERRITORIES                                           3%

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                   LEHMAN                                  GALAXY              GALAXY             GALAXY
                  BROTHERS             LEHMAN            CONNECTICUT         CONNECTICUT        CONNECTICUT
                   QUALITY            BROTHERS          INTERMEDIATE        INTERMEDIATE       INTERMEDIATE
                INTERMEDIATE           7-YEAR             MUNICIPAL           MUNICIPAL          MUNICIPAL
                  3-15 YEAR           MUNICIPAL           BOND FUND           BOND FUND          BOND FUND
                 BLEND INDEX         BOND INDEX        RETAIL A SHARES      TRUST SHARES        BKB SHARES
8/1/94              10000               10000                                   10000              10000
10/31/94            9806                9805                                    9826               9826
10/31/95            11100               11014                                   11083              11083
10/31/96            11663               11527                                   11635              11635
10/31/97            12587               12387                                   12546              12546
10/31/98            13542               13303                                   13546              13546
10/31/99            13496               13034                                   13182              13182
6/26/2000           14069               13969               10000               13777              13777
10/31/2000          14517               14436               9934                14212              14211

*SINCE INCEPTION ON 8/1/94 FOR TRUST AND BKB SHARES. SINCE INCEPTION ON
 6/26/2000 FOR RETAIL A SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 7/31/94 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY FLORIDA MUNICIPAL BOND FUND

     For the 12-months ended October 31, 2000, Shares of the Galaxy Florida Municipal Bond Fund (including shares of the Predecessor Fund) earned a total return of 7.18%. Over the same time, the average Florida municipal bond fund tracked by Lipper had a total return of 6.84%, and the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 7.45%.
     On October 31, 2000, the Fund's Shares had a 30-day SEC annualized yield of 4.03%. This equaled a taxable yield of 6.77% for shareholders in the 39.6% federal income tax bracket who live in the State of Florida.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY FLORIDA MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             5%
FLORIDA                                                        90%
OTHER TERRITORIES                                               5%

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY FLORIDA MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                   LEHMAN              LEHMAN
                   QUALITY            BROTHERS             GALAXY
                INTERMEDIATE           7-YEAR              FLORIDA
                  3-15 YEAR           MUNICIPAL           MUNICIPAL
                 BLEND INDEX         BOND INDEX           BOND FUND
6/30/97             10000               10000               10000
10/31/97            10332               10328               10344
10/31/98            11116               11091               11098
10/31/99            11079               11092               10825
10/31/2000          11917               12036               11602

*SINCE INCEPTION ON 6/30/97. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15
 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/97 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY MASSACHUSETTS INTERMEDIATE
MUNICIPAL BOND FUND

     For the 12-months ended October 31, 2000, Trust Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund (including shares of the Predecessor Fund) earned a total return of 7.64%. For the period June 26, 2000 (date of initial issuance) through October 31, 2000, Retail A Shares of the Fund earned a total return of 3.36% before deducting the maximum 3.75% front-end sales charge. (Please see the chart on page 3 for total returns after deducting the front-end sales charge.) For the 12-months ended October 31, 2000, BKBShares of the Fund (inculding shares of the Predecessor Fund) earned a total return of 7.63%. Over the same time, the average Massachusetts municipal bond fund tracked by Lipper had a total return of 7.54%, and the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 7.45%.
     On October 31, 2000, the Fund's Trust, Retail A and BKB Shares had 30-day SEC annualized yields of 4.23%, 4.09% and 4.24%, respectively. These equaled taxable yields of 7.53%, 7.23% and 7.46%, respectively, for shareholders in the 39.6% federal income tax bracket who live in the Commonwealth of Massachusetts.

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2000

CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES             2%
MASSACHUSETTS                                                  93%
OTHER TERRITORIES                                               5%

[GRAPHIC OMITTED:  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

                   LEHMAN                                  GALAXY              GALAXY             GALAXY
                  BROTHERS             LEHMAN           MASSACHUSETTS       MASSACHUSETTS      MASSACHUSETTS
                   QUALITY            BROTHERS          INTERMEDIATE        INTERMEDIATE       INTERMEDIATE
                INTERMEDIATE           7-YEAR             MUNICIPAL           MUNICIPAL          MUNICIPAL
                  3-15 YEAR           MUNICIPAL           BOND FUND           BOND FUND          BOND FUND
                 BLEND INDEX         BOND INDEX        RETAIL A SHARES      TRUST SHARES        BKB SHARES
6/14/93             10000               10000                                   10000              10000
10/31/93            10334               10506                                   10579              10579
10/31/94            10068               10308                                   10096              10096
10/31/95            11397               11578                                   11253              11253
10/31/96            11975               12118                                   11741              11741
10/31/97            12923               13022                                   12692              12692
10/31/98            13904               13985                                   13617              13617
10/31/99            13857               13966                                   13344              13344
6/26/2000           14446               14780               10000               13935              14395
10/31/2000          14905               15177p                9948                14364              14363

*SINCE INCEPTION ON 6/14/93 FOR TRUST AND BKBSHARES. SINCE INCEPTION ON
 6/26/00 FOR RETAIL A SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 3.75% FRONT-END SALES CHARGE. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-5 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

SHAREHOLDER SERVICES

[BEGIN SIDEBAR]
"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE PURSUING YOUR GOALS."
[END SIDEBAR]

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of nearly everyone.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund at no cost (as long as you exchange within the same share class).

CONSOLIDATED STATEMENTS

If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your Galaxy Shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage Statement.

YOUR FINANCIAL ADVISOR:

Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or if you have any questions about your account.

24-HOUR ACCESS TO REGISTERED REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.


-------------------------------------------------------------------------------

CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST, PRIME A AND PRIME B SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PROVIDENT DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

SHAREHOLDER INFORMATION

[BEGIN SIDEBAR]

TRUSTEES
AND
EXECUTIVE OFFICERS

Dwight E. Vicks, Jr.
CHAIRMAN AND TRUSTEE

John T. O'Neill
PRESIDENT, TREASURER
AND TRUSTEE

Louis DeThomasis,
F.S.C., Ph.D.
TRUSTEE

Donald B. Miller
TRUSTEE

James M. Seed
Trustee
Bradford S. Wellman
TRUSTEE

William Greilich
VICE PRESIDENT

W. Bruce
McConnel, Esq.
SECRETARY

INVESTMENT ADVISOR

Fleet Investment
Advisors Inc.
100 Federal Street
Boston, MA 02110

DISTRIBUTOR

Provident Distributors, Inc.
3200 Horizon Drive
King of Prussia
Pennsylvania 19406

ADMINISTRATOR

PFPC Inc.
4400 Computer Drive
Westborough,
Massachusetts 01581-5108

AUDITOR

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

[END SIDEBAR]

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from Provident Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

[GRAPHIC OMITTED:  RECYCLE LOGO]

                   This report was printed on recycled paper.

TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL SECURITIES - 99.81%

                ALABAMA - 2.45%

 $2,000,000     Huntsville, GO Series A
                Pre-refunded 11/01/02
                5.60%, 11/01/03..................  $   2,082,500
  2,725,000     Huntsville, GO Series A
                Pre-refunded 11/01/02
                5.75%, 11/01/04..................      2,844,219
                                                   -------------
                                                       4,926,719
                                                   -------------

                CALIFORNIA - 4.24%

  2,500,000     California Educational
                Facilities Authority
                Stanford University,
                Series O
                5.13%, 01/01/31..................      2,390,625
  1,915,000     California Rural Home Mortgage
                Finance Authority, Single Family
                Mortgage, Mortgage-Backed
                Securities Program, Series A, AMT
                6.35%, 12/01/29
                Insured: GNMA/FNMA/FHLMC.........      2,070,594
  2,000,000     California State, GO
                5.00%, 10/01/19
                Insured: FSA.....................      1,930,000
  1,000,000     East Bay California
                Municipal Utilities District
                Water Systems Revenue
                5.25%, 06/01/17..................      1,008,750
  1,000,000     San Diego
                Water Utilities Funding
                5.38%, 08/01/12
                Insured: FGIC....................      1,048,750
                                                   -------------
                                                       8,448,719
                                                   -------------

                COLORADO - 1.52%

    985,000     Colorado HFA
                Single Family Program,
                Series B-3
                6.55%, 05/01/25..................      1,050,256
  2,000,000     Denver City & County
                Airport Revenue,
                Series A
                5.50%, 11/15/25
                Insured: MBIA....................      1,972,500
                                                   -------------
                                                       3,022,756
                                                   -------------

                CONNECTICUT - 2.13%

  1,000,000     Connecticut State HEFA
                Trinity College,
                Series F
                5.50%, 07/01/21
                Insured: MBIA....................      1,001,250
    500,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series A
                6.10%, 05/15/13..................        520,000
    615,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                SubSeries B-1
                6.25%, 05/15/11..................        642,675
  1,520,000     Connecticut State,
                SP OB Transportation
                Infrastructure,
                Series A
                5.63%, 12/01/19..................      1,544,700


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $  500,000     Connecticut State,
                SP OB Transportation
                Infrastructure,
                Series B
                6.10%, 09/01/07..................  $     523,750
                                                   -------------
                                                       4,232,375
                                                   -------------

                FLORIDA - 4.30%

  2,500,000     Florida State Board of Education
                Lottery Revenue, Series C
                4.50%, 07/01/17
                Insured: FGIC....................      2,209,375
  2,000,000     Hillsborough County School Board,
                Series A
                5.50%, 07/01/14
                Insured: MBIA....................      2,082,500
  2,835,000     Miami, Dade County,
                SP OB Series A
                5.22%, 10/01/14 (A)
                Insured: MBIA....................      1,297,012
  3,000,000     Orange County Tourist Development
                Tax Revenue
                5.50%, 10/01/31
                Insured: AMBAC...................      2,970,000
                                                   -------------
                                                       8,558,887
                                                   -------------

                GEORGIA - 4.83%

  2,725,000     Atlanta Airport Revenue Series A
                5.50%, 01/01/22
                Insured: FGIC....................      2,694,344
  2,000,000     De Kalb County
                Water and Sewer Revenue
                6.25%, 10/01/06..................      2,172,500
  1,000,000     Fulton County
                School District, GO
                5.60%, 01/01/11..................      1,050,000
  2,000,000     Georgia State, GO Series B
                5.75%, 08/01/10..................      2,157,500
  1,500,000     Georgia State, GO Series E
                5.50%, 07/01/03..................      1,541,250
                                                   -------------
                                                       9,615,594
                                                   -------------

                HAWAII - 0.97%

  1,815,000     Hawaii State, GO Series CU
                5.75%, 10/01/08
                Insured: MBIA....................      1,937,512
                                                   -------------

                IDAHO - 0.85%

    500,000     Boise-Kuna Irrigation District
                Lucky Peak Hydroelectric Project
                6.60%, 07/01/05..................        516,535
  1,160,000     Idaho Housing & Finance
                Association
                Single Family Mortgage
                Series G-2, AMT
                5.70%, 07/01/16..................      1,165,800
                                                   -------------
                                                       1,682,335
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                ILLINOIS - 4.27%

 $1,000,000     Chicago Skyway Toll Bridge
                5.50%, 01/01/31
                Insured: AMBAC...................  $     972,500
  1,300,000     Chicago, GO Board of Education
                5.60%, 12/01/18
                Insured: FGIC....................      1,308,125
  1,000,000     Cook County, GO
                7.25%, 11/01/07
                Insured: MBIA....................      1,130,000
  3,000,000     Illinois Educational
                Facilities Authority,
                Wesleyan University
                5.65%, 09/01/26
                Insured: MBIA....................      2,992,500
  1,000,000     Illinois State, GO
                5.80%, 09/01/18
                Insured: FGIC....................      1,027,500
  1,000,000     Regional Transportation
                Authority
                Series A
                6.25%, 06/01/15..................      1,072,500
                                                   -------------
                                                       8,503,125
                                                   -------------

                INDIANA - 1.03%

  2,000,000     Indianapolis Local Public
                Improvement
                Bond Bank Series A
                6.00%, 01/10/18..................      2,052,500
                                                   -------------

                IOWA - 0.85%

  1,680,000     Iowa Finance Authority
                Single Family Mortgage, Series F
                5.55%, 01/01/16
                Insured: GNMA/FNMA...............      1,688,400
                                                   -------------

                KANSAS - 0.83%

  1,575,000     Kansas State
                Department of Highway
                Transportation
                5.50%, 09/01/14..................      1,657,687
                                                   -------------

                KENTUCKY - 0.52%

  1,000,000     Kentucky Housing Corp.
                Series C-3
                5.70%, 01/01/11..................      1,028,750
                                                   -------------

                LOUISIANA - 0.52%

  1,000,000     Louisiana State, GO Series A
                6.00%, 08/01/02
                Insured: FGIC....................      1,026,250
                                                   -------------

                MAINE - 1.28%

  1,000,000     Maine Governmental
                Facilities Authority,
                Lease Rent Revenue
                5.63%, 10/01/19
                Insured: FSA.....................      1,003,750


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MAINE (CONTINUED)

 $1,000,000     Maine Municipal Bond Bank,
                Series D
                5.70%, 11/01/21
                Insured: MBIA....................  $   1,008,750
    500,000     Maine Municipal Bond Bank
                Sewer & Water SRF Program,
                Series A
                6.50%, 11/01/08..................        528,125
                                                   -------------
                                                       2,540,625
                                                   -------------

                MARYLAND - 3.86%

  2,875,000     Maryland State Community
                Development Administration,
                Department of Housing &
                Community Development,
                Series A, AMT
                5.70%, 07/01/17..................      2,871,406
  2,000,000     Maryland State Community
                Development Administration,
                Department of Housing &
                Community Development,
                Series B, AMT
                5.55%, 09/01/25..................      2,027,500
  1,500,000     Maryland State Health & Higher
                Education Facilities Authority,
                Johns Hopkins University
                6.00%, 07/01/10..................      1,650,000
  1,090,000     Montgomery County Housing
                Opportunity Commission,
                Single Family Mortgage, Series A
                5.75%, 07/01/13..................      1,126,787
                                                   -------------
                                                       7,675,693
                                                   -------------

                MASSACHUSETTS - 9.84%

  5,750,000     Massachusetts Bay
                Transportation Authority,
                General
                Transportation Systems,
                Series A
                7.00%, 03/01/21
                Insured: MBIA/IBC................      6,792,187
  2,500,000     Massachusetts Bay
                Transportation Authority,
                Revenue
                Assessment, Series A
                5.25%, 07/01/30..................      2,371,875
  2,000,000     Massachusetts State HEFA
                Partners Healthcare System,
                Series A
                5.38%, 07/01/17
                Insured: MBIA....................      1,947,500
  2,400,000     Massachusetts State HEFA
                Capital Asset Program, Series D
                4.55%, 01/01/35 (B)
                Insured: MBIA....................      2,400,000
  1,000,000     Massachusetts State
                IFA Nantucket Electric Company,
                Series A, AMT
                5.88%, 07/01/17
                Insured: AMBAC
                SPA: State Street
                Bank & Trust Co. ................     1,025,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State IFA,
                Tufts University, Series H
                5.50%, 02/15/12
                Insured: MBIA....................  $   2,090,000
  1,000,000     Massachusetts State WRA, Series B
                5.50%, 08/01/15
                Insured: FSA.....................      1,035,000
  2,000,000     Route 3 North
                Transportation Improvement
                Municipal Securities Association,
                Lease Revenue
                5.38%, 06/15/33
                Insured: MBIA
                SPA: State Street Bank
                & Trust Co.                            1,927,500
                                                   -------------
                                                      19,589,062
                                                   -------------

                MINNESOTA - 1.01%

  1,000,000     Minnesota State GO
                5.50%, 11/01/13..................      1,038,750
  1,000,000     Rochester Health Care Facilities,
                Mayo Foundation, Series A
                5.50%, 11/15/27
                Insured: GO of Mayo Foundation...        971,250
                                                   -------------
                                                       2,010,000
                                                   -------------

                MISSOURI - 0.91%

  1,000,000     Missouri State HEFA,
                St. Louis University
                5.50%, 10/01/16..................      1,028,750
    750,000     Missouri State Housing
                Development Commission,
                Single Family, Series B-2, AMT
                6.40%, 03/01/29
                Insured: GNMA/FNMA...............        790,312
                                                   -------------
                                                       1,819,062
                                                   -------------

                NEBRASKA - 1.02%

  2,000,000     Nebraska Investment
                Finance Authority,
                Single Family Housing
                Series A, AMT
                5.75%, 09/01/25..................      2,032,500
                                                   -------------

                NEVADA - 3.25%

  1,000,000     Clark County, GO & Revenue,
                Series A
                Pre-refunded 06/01/02
                6.00%, 06/01/16
                Insured: AMBAC...................      1,023,750
  1,500,000     Nevada State, GO,
                Capital Improvement &
                Cultural Affairs, Series A
                5.50%, 02/01/18..................      1,503,750
  1,190,000     Nevada State, GO,
                Colorado River Commission,
                Pre-refunded 07/01/04
                6.50%, 07/01/19..................      1,277,763


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEVADA (CONTINUED)

 $3,000,000     Nevada State, GO,
                Projects 66 & 67, Series A
                5.00%, 05/15/28
                Insured: FGIC....................  $   2,670,000
                                                   -------------
                                                       6,475,263
                                                   -------------

                NEW JERSEY - 3.68%

  1,500,000     New Jersey Health Care
                Facilities Financing Authority,
                AHS Hospital Corp., Series A
                6.00%, 07/01/12
                Insured: AMBAC...................      1,625,625
    500,000     New Jersey State Transportation
                Trust Fund Authority,
                Transportation System, Series A
                5.50%, 06/15/09..................        527,500
  2,000,000     New Jersey State Transportation
                Trust Fund Authority,
                Transportation System,
                Series A
                5.63%, 06/15/14..................      2,110,000
  3,000,000     New Jersey State
                Turnpike Authority,
                Series A
                5.75%, 01/01/19
                Insured: MBIA....................      3,071,250
                                                   -------------
                                                       7,334,375
                                                   -------------

                NEW MEXICO - 1.02%

    750,000     Dona Ana County
                Gross Receipt Tax Revenue
                5.50%, 06/01/16
                Insured: AMBAC...................        770,625
  1,280,000     New Mexico Mortgage Finance
                Authority,
                Single Family Mortgage,
                Series B-3
                5.50%, 07/01/28
                Insured: GNMA/FNMA/FHLMC.........      1,249,600
                                                   -------------
                                                       2,020,225
                                                   -------------

                NEW YORK - 10.14%

  1,000,000     Battery Park City Authority,
                Series A
                5.50%, 11/01/10..................      1,025,000
  2,825,000     Long Island Power Authority,
                Electric Systems Revenue,
                Series A
                5.25%, 12/01/26
                Insured: MBIA/IBC................      2,676,688
  3,000,000     Long Island Power Authority,
                Electric Systems Revenue,
                Series 6
                4.55%, 05/01/33 (B)
                LOC: ABN AMRO Bank, N.V. ........      3,000,000
  2,165,000     Metropolitan Transportation
                Authority,
                Dedicated Tax Fund, Series C-1
                5.25%, 07/01/17
                Insured: FGIC....................      2,127,113
  2,000,000     Municipal Assistance Corp.
                for New York City, Series E
                6.00%, 07/01/04..................      2,105,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $1,000,000     Municipal Assistance Corp.
                for New York City, Series O
                5.25%, 07/01/07..................  $   1,037,500
  1,000,000     New York State, GO
                5.50%, 06/15/10..................      1,028,750
  2,000,000     New York State, GO
                Series F
                5.25%, 09/15/12..................      2,035,000
  1,000,000     New York City, GO
                Series I
                6.00%, 04/15/09..................      1,072,500
  2,000,000     New York State
                Energy Research &
                Development Authority,
                PCR, New York State
                Electric & Gas Corp., Series D
                4.55%, 10/01/29 (B)
                LOC: First
                National Bank, Chicago ..........      2,000,000
  1,000,000     New York State
                Thruway Authority,
                Local Highway & Bridge
                5.38%, 04/01/18..................        992,500
  1,000,000     Port Authority of New York and
                New Jersey, SP OB,
                JFK International Air Terminal,
                Series 6, AMT
                6.00%, 12/01/07
                Insured: MBIA....................      1,081,250
                                                   -------------
                                                      20,181,301
                                                   -------------

                NORTH CAROLINA - 0.46%

    875,000     North Carolina HFA,
                Single Family Revenue
                Series Y
                6.30%, 09/01/15..................        913,281
                                                   -------------

                OHIO - 2.39%

  1,000,000     Cleveland Waterworks
                Refunding & Improvement,
                First Mortgage
                5.50%, 01/01/10
                Insured: MBIA....................      1,045,000
  1,460,000     Forest Hills School District, GO
                6.00%, 12/01/10
                Insured: MBIA....................      1,607,825
  1,000,000     Ohio State Building Authority,
                Adult Correctional Facilities,
                Series A
                6.00%, 04/01/06
                Insured: AMBAC...................      1,066,250
  1,000,000     Ohio State Higher Education,
                Capital Facilities, Series B
                5.63%, 05/01/15..................      1,036,250
                                                   -------------
                                                       4,755,325
                                                   -------------


  PAR VALUE                                            VALUE
 ----------                                        -------------

                PENNSYLVANIA - 4.65%

 $2,000,000     Delaware Valley Regional
                Finance Authority,
                Local Government Revenue,
                Series B
                5.60%, 07/01/17
                Insured: AMBAC...................  $   2,052,500
  2,210,000     Elizabeth Forward
                School District,
                GO, Capital Appreciation,
                Series B
                5.52%, 09/01/21 (A)
                Insured: MBIA....................        679,575
  2,210,000     Elizabeth Forward
                School District,
                GO, Capital Appreciation,
                Series B
                5.52%, 09/01/22 (A)
                Insured: MBIA....................        638,138
  2,600,000     Lehigh County
                General Purpose Authority
                Revenue, Lehigh Valley
                Hospitals,
                Series A
                4.60%, 07/01/28 (B)
                Insured: AMBAC
                SPA: Chase Manhattan Bank........      2,600,000
  1,750,000     Pennsylvania Hills,
                GO Pre-refunded 12/01/02
                5.80%, 12/01/13
                Insured: AMBAC...................      1,798,125
  1,500,000     Pennsylvania HFA,
                Single Family Mortgage
                Series 59-A, AMT
                5.75%, 10/01/23..................      1,483,125
                                                   -------------
                                                       9,251,463
                                                   -------------

                PUERTO RICO - 1.68%

  3,000,000     Puerto Rico
                Electric Power Authority,
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      3,337,500
                                                   -------------

                RHODE ISLAND - 2.21%

    700,000     Rhode Island State HMFC,
                Homeownership Opportunity,
                Series 13
                6.70%, 10/01/15..................        737,625
  1,500,000     Rhode Island State HEBC,
                Higher Education Facilities,
                Johnson & Wales University
                6.38%, 04/01/12
                Insured: Connie Lee..............      1,578,750
  1,500,000     Rhode Island State HEBC,
                Higher Education Facilities,
                Johnson & Wales University,
                Series A
                5.75%, 04/01/12
                Insured: Connie Lee..............      1,552,500
    500,000     Rhode Island State HEBC,
                Miriam Hospital Foundation,
                Series B
                Pre-refunded 04/01/03
                6.50%, 04/01/13..................        530,625
                                                   -------------
                                                       4,399,500
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                SOUTH CAROLINA - 1.81%

 $1,500,000     Greenville Waterworks
                Revenue Bonds
                5.50%, 02/01/22..................  $   1,486,875
  2,100,000     Oconee County, PCR,
                Duke Power Co. Project
                5.80%, 04/01/14..................      2,121,000
                                                   -------------
                                                       3,607,875
                                                   -------------

                SOUTH DAKOTA - 0.52%

  1,000,000     Rapid City Sales Tax
                Series B
                6.20%, 06/01/12
                Insured: FGIC....................      1,041,250
                                                   -------------

                TENNESSEE - 1.02%

  2,000,000     Metropolitan Government of
                Nashville & Davidson County, GO
                5.88%, 05/15/26..................      2,037,500
                                                   -------------

                TEXAS - 11.73%

  1,000,000     Amarillo Health Facilities Corp.,
                Baptist St.
                Anthony Hospital Corp.
                5.50%, 01/01/14
                Insured: FSA.....................      1,028,750
  5,000,000     Harris County, GO & Revenue
                Capital Appreciation, Series A
                5.18%, 08/15/07 (A)
                Insured: FGIC....................      3,593,750
  2,170,000     Harris County HFDC,
                Memorial Hospital System Project,
                Series A
                6.00%, 06/01/13
                Insured: MBIA....................      2,343,600
  2,000,000     Houston Water & Sewer System
                Junior Lien, Series A
                5.38%, 12/01/27
                Insured: FGIC....................      1,915,000
  4,000,000     Houston Water & Sewer System
                Junior Lien, Series C
                5.35%, 12/01/11 (A)
                Insured: AMBAC...................      2,270,000
  1,775,000     Katy Independent School District
                Capital Appreciation
                3.56%, 08/15/11 (A)..............      1,022,844
  1,750,000     Lower Colorado River Authority
                Junior Lien, 4th Supplement
                Capital Appreciation
                5.45%, 01/01/13 (A)
                Insured: FGIC....................        920,938
  2,000,000     Lower Colorado River Authority
                Junior Lien, 5th Supplement
                5.38%, 01/01/16..................      2,015,000
  2,000,000     Lower Neches Valley
                Authority, IDC,
                Mobil Oil Refining Project
                5.80%, 05/01/22..................      1,995,000
  2,000,000     New Braunfels Independent School
                District, GO,
                Capital Appreciation
                5.23%, 02/01/07 (A)..............      1,475,000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                TEXAS (CONTINUED)

 $1,000,000     North Central HFDC,
                Presbyterian Healthcare
                Pre-refunded 06/01/05
                5.90%, 06/01/21..................  $   1,053,750
  2,000,000     San Antonio Airport System
                7.13%, 07/01/05
                Insured: AMBAC...................      2,170,000
  1,500,000     Texas State, GO Series B,
                Pre-refunded 10/01/02
                6.10%, 10/01/11..................      1,545,000
                                                   -------------
                                                      23,348,632
                                                   -------------

                UTAH - 1.13%

  2,500,000     Central Utah
                Water Conservancy, GO
                Series D
                5.00%, 04/01/27
                Insured: AMBAC...................      2,246,875
                                                   -------------

                VIRGINIA - 0.53%

  1,025,000     Virginia State, GO
                5.38%, 06/01/04..................      1,057,031
                                                   -------------

                WASHINGTON - 2.54%

  2,625,000     Port Seattle Series A
                5.50%, 02/01/26
                Insured: MBIA....................      2,572,500
  1,370,000     Seattle, GO Series A
                5.50%, 03/01/11..................      1,436,788
  1,000,000     Washington State, GO Series A
                5.63%, 07/01/13..................      1,037,500
                                                   -------------
                                                       5,046,788
                                                   -------------

                WEST VIRGINIA - 1.04%

  2,000,000     West Virginia School Building
                Authority, Capital Improvement
                5.50%, 07/01/11
                Insured: AMBAC...................      2,065,000
                                                   -------------

                WISCONSIN - 2.78%

  1,450,000     Wisconsin State, GO Series B,
                Pre-refunded 10/01/02
                5.50%, 05/01/09..................      1,497,125
  2,000,000     Wisconsin State, GO Series D
                5.50%, 05/01/16..................      2,030,140
  2,000,000     Wisconsin State, GO Series C
                5.55%, 05/01/21..................      2,002,500
                                                   -------------
                                                       5,529,765
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    198,697,500
                                                   -------------
                (Cost $196,338,037)

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


   SHARES                                              VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 0.88%

    711,671     Dreyfus Tax-Exempt Cash
                Management Fund..................  $     711,671
  1,043,910     Federated Tax-Free
                Obligations Fund ................      1,043,910
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,755,581
                                                   -------------
                (Cost $1,755,581)

TOTAL INVESTMENTS - 100.69%......................    200,453,081
                                                   -------------
(Cost $198,093,618)

NET OTHER ASSETS AND LIABILITIES - (0.69)%.......     (1,382,413)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 199,070,668
                                                   =============

----------------------------------------
(A) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
(B) Variable rate bond. Rate shown reflects the rate in effect at October 31, 2000.
AMBAC      American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College Construction Loan Association
FGIC       Federal Guaranty Insurance Corp.
FHLMC      Federal Home Loan Mortgage Corp.
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Company
GNMA       Government National Mortgage Association
GO         General Obligation
HEBC       Health and Educational Building Corp.
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Authority
HFDC       Health Facilities Development Corp.
HMFC       Housing & Mortgage Finance Corp.
IBC        Insured Bond Certificate
IDC        Industrial Development Corp.
IFA        Industrial Finance Agency
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SP OB      Special Obligation
SPA        Stand-by Purchase Agreement
WRA        Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL SECURITIES - 95.86%


                CONNECTICUT - 85.41%

 $  250,000     Cheshire, GO
                5.10%, 08/15/07..................  $     257,187
    885,000     Colchester, GO, Lot A
                5.40%, 08/15/10..................        930,356
    400,000     Connecticut State
                Airport Revenue,
                Bradley International Airport
                7.40%, 10/01/04
                Insured: FGIC....................        436,000
    500,000     Connecticut State
                Airport Revenue,
                Bradley International Airport
                7.65%, 10/01/12
                Insured: FGIC....................        552,500
    500,000     Connecticut State
                Clean Water Fund
                7.00%, 01/01/11..................        511,970
    200,000     Connecticut State
                Clean Water Fund
                6.00%, 10/01/12..................        220,000
    500,000     Connecticut State HEFA,
                Backus (William W.)
                Hospital Issue,
                Series D
                5.63%, 07/01/17
                Insured: AMBAC...................        506,875
    900,000     Connecticut State HEFA,
                Connecticut College, Series C1
                5.50%, 07/01/27
                Insured: MBIA....................        893,250
  1,250,000     Connecticut State HEFA,
                Connecticut College, Series D-1
                5.75%, 07/01/30
                Insured: MBIA....................      1,268,750
  2,000,000     Connecticut State HEFA,
                Fairfeild University, Series I
                5.25%, 07/01/25
                Insured: MBIA....................      1,922,500
    750,000     Connecticut State HEFA,
                Greenwich Hospital Issue,
                Series A
                5.30%, 07/01/08
                Insured: MBIA....................        776,250
  1,060,000     Connecticut State HEFA,
                Middlesex Hospital, Series H
                5.00%, 07/01/12
                Insured: MBIA....................      1,056,025
    375,000     Connecticut State HEFA,
                Newington Childrens Hospital,
                Series A
                5.65%, 07/01/05
                Insured: MBIA....................        391,406
    500,000     Connecticut State HEFA,
                Trinity College, Series F
                5.50%, 07/01/21
                Insured: MBIA....................        500,625
    125,000     Connecticut State HFA,
                Housing Mortgage Finance Program,
                Series A-1
                5.85%, 11/15/16..................        127,187
    400,000     Connecticut State HFA,
                Housing Mortgage Finance Program,
                Series B
                6.25%, 11/15/05..................        419,000
    100,000     Connecticut State HFA,
                Housing Mortgage Finance Program,
                Series B
                6.20%, 05/15/12..................        104,250


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $1,000,000     Connecticut State HFA,
                Housing Mortgage Finance Program,
                Series B
                6.30%, 05/15/24
                Insured: FHA.....................  $   1,026,250
  1,500,000     Connecticut State HFA,
                Housing Mortgage Finance Program,
                Series D-2
                5.45%, 11/15/24..................      1,438,125
  1,000,000     Connecticut State HFA,
                Housing Mortgage Finance Program,
                Subseries B-2, AMT
                5.85%, 05/15/31..................        992,500
    735,000     Connecticut State
                Higher Education
                Supplemental Loan Authority,
                Family Education Loan Program,
                Series A
                5.63%, 11/15/07..................        744,187
  1,000,000     Connecticut State
                Resource Recovery
                Authority, Series A
                5.75%, 11/15/07..................      1,066,250
    250,000     Connecticut State, GO, Series A
                5.10%, 11/15/04..................        255,937
  1,000,000     Connecticut State, GO, Series A
                5.13%, 03/01/10..................      1,027,500
    500,000     Connecticut State, GO, Series C
                5.50%, 08/15/05..................        521,875
     10,000     Connecticut State,
                Series B, Pre-refunded
                5.40%, 03/15/08..................         10,462
    390,000     Connecticut State,
                Series B, Unrefunded balance
                5.40%, 03/15/08..................        408,525
     25,000     Connecticut State,
                Series E, Pre-refunded
                6.00%, 03/15/12..................         27,250
    975,000     Connecticut State,
                Series E, Unrefunded balance
                6.00%, 03/15/12..................      1,068,844
    950,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.13%, 09/01/05..................        972,562
    700,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.40%, 04/01/07..................        724,500
  1,250,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.25%, 09/01/07..................      1,292,187
  1,500,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.38%, 09/01/08..................      1,565,625
  1,750,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.50%, 10/01/12..................      1,839,688
    400,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series B
                6.13%, 09/01/12..................        440,500
    200,000     Danbury, GO
                5.63%, 02/01/13..................        212,500
    250,000     East Hampton, GO
                5.10%, 06/15/05
                Insured: MBIA....................        254,688
  1,100,000     Fairfield, GO
                5.00%, 01/01/18..................      1,056,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $  500,000     Hamden, GO
                5.50%, 08/15/14
                Insured: MBIA....................  $     514,375
    250,000     Hartford County
                Metropolitan District, GO
                6.70%, 10/01/09..................        287,500
  1,000,000     Hartford, GO
                6.00%, 06/15/02
                Insured: FGIC....................      1,026,250
    300,000     Meriden, GO
                5.75%, 10/15/04
                Insured: AMBAC...................        313,875
    580,000     Monroe, GO
                5.63%, 04/15/14
                Insured: FGIC....................        595,950
    370,000     Montville, GO
                5.30%, 12/01/09..................        386,188
    500,000     New Canaan, GO
                4.75%, 02/01/18..................        458,125
  1,500,000     New Haven, GO
                5.38%, 02/15/11
                Insured: FGIC....................      1,552,500
    100,000     New Milford, GO
                5.80%, 10/01/01..................        101,370
    250,000     New Milford, GO
                5.50%, 08/01/08..................        263,750
  1,000,000     New Milford, GO
                5.00%, 05/15/15..................        973,750
    200,000     Norwalk, GO
                5.00%, 01/15/06..................        203,000
    500,000     Norwich, GO
                5.63%, 09/15/07..................        526,250
    330,000     Regional School
                District No. 5, GO
                5.05%, 05/15/04..................        332,888
    135,000     Regional School
                District No. 5, GO
                5.15%, 05/15/05..................        136,181
    225,000     South Central Regional
                Water Authority
                Water System, Series 11
                5.75%, 08/01/12
                Insured: FGIC....................        233,438
    175,000     South Central Regional
                Water Authority
                Water System, Series 12
                5.13%, 08/01/07
                Insured: FGIC....................        178,938
  1,300,000     Torrington, GO
                5.13%, 09/15/12
                Insured: FGIC....................      1,324,375
    100,000     Trumbull, GO
                6.00%, 05/15/04..................        105,125
  2,000,000     University Connecticut,
                GO, Series A
                5.38%, 03/01/19
                Insured: MBIA....................      1,997,500
    100,000     West Hartford, GO
                6.00%, 05/01/07..................        108,250
    250,000     West Haven, GO, Series B
                5.40%, 06/01/09..................        256,563
  1,890,000     Westport, GO
                5.00%, 07/15/18..................      1,812,038
                                                   -------------
                                                      41,508,265
                                                   -------------


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS - 1.95%

 $1,000,000     Massachusetts Bay Transportation
                Authority, Revenue Assessment,
                Series A
                5.25%, 07/01/30..................  $     948,750
                                                   -------------

                PENNSYLVANIA - 2.06%

  1,000,000     Lehigh County
                General Purpose Authority
                Revenue, Lehigh Valley Hospitals,
                Series A
                4.60%, 07/01/28 (A)
                Insured: AMBAC
                SPA: Chase Manhattan Bank........      1,000,000
                                                   -------------

                PUERTO RICO - 6.44%

  1,000,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................      1,106,250
  1,000,000     Puerto Rico
                Commonwealth Infrastructure
                Financing Authority, Series A
                5.50%, 10/01/40..................      1,001,250
  1,000,000     Puerto Rico
                Municipal Finance Agency,
                GO, Series A
                5.50%, 07/01/17
                Insured: FSA.....................      1,021,250
                                                   -------------
                                                       3,128,750
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     46,585,765
                                                   -------------
                (Cost $45,786,112)

   SHARES
-----------

INVESTMENT COMPANIES - 3.14%

    185,926     Federated Connecticut
                Municipal Cash Trust.............        185,926
  1,342,049     Dreyfus Tax-Exempt
                Cash Management
                Fund.............................      1,342,049
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,527,975
                                                   -------------
                (Cost $1,527,975)

TOTAL INVESTMENTS - 99.00%.......................     48,113,740
                                                   -------------
(Cost $47,314,087)

NET OTHER ASSETS AND LIABILITIES - 1.00%.........        486,017
                                                   -------------
NET ASSETS - 100.00%.............................  $  48,599,757
                                                   =============

-------------------------------------------
(A) Variable rate bond. Rate shown reflects the rate in effect at October 31, 2000.
AMBAC   American Municipal Bond Assurance Corp.
AMT     Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
FGIC    Federal Guaranty Insurance Corp.
FHA     Federal Housing Authority
FSA     Financial Security Assurance Company
GO      General Obligation
HEFA    Health and Educational Facilities Authority
HFA     Housing Finance Authority
MBIA    Municipal Bond Insurance Association
SP OB   Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL SECURITIES - 96.99%

                MASSACHUSETTS - 93.55%

 $  300,000     Attleboro, GO
                5.20%, 07/01/02
                Insured: AMBAC...................  $     304,125
    250,000     Boston, GO
                5.25%, 10/01/05
                Insured: MBIA....................        258,750
    360,000     Boston, GO, Series A
                5.45%, 02/01/07
                Insured: AMBAC...................        372,600
    225,000     Boston, GO, Series A
                5.55%, 02/01/08
                Insured: AMBAC...................        233,437
    200,000     Boston Water & Sewer Commission,
                General Purpose, Senior Series A
                5.50%, 11/01/01
                Insured: FSA.....................        202,156
    230,000     Boston Water & Sewer Commission,
                General Purpose, Senior Series A
                Pre-refunded 11/01/01
                7.00%, 11/01/18
                Insured: FGIC....................        240,506
    100,000     Brookline, GO
                5.60%, 09/01/10..................        103,375
    250,000     Deerfield, GO
                5.60%, 06/15/02..................        254,062
  2,015,000     Everett, GO
                6.00%, 12/15/11
                Insured: MBIA....................      2,219,019
    250,000     Franklin, GO
                5.50%, 11/15/02
                Insured: MBIA....................        255,625
  2,385,000     Holden, GO,
                Municipal Purpose Loan
                5.75%, 03/01/18
                Insured: FGIC....................      2,462,512
    100,000     Kingston, GO
                5.70%, 08/01/07..................        103,625
    250,000     Lowell, GO
                6.05%, 04/01/11
                Insured: FSA.....................        266,250
    100,000     Lynn Water & Sewer Commission
                5.30%, 12/01/06
                Insured: FGIC....................        103,125
    130,000     Massachusetts Bay Transportation
                Authority, Series A
                6.00%, 03/01/12..................        135,200
    200,000     Massachusetts Bay Transportation
                Authority, Series A
                5.75%, 03/01/22..................        203,500
  1,000,000     Massachusetts Bay Transportation
                Authority, Series A, SP OB
                5.75%, 07/01/18..................      1,030,000
  2,000,000     Massachusetts Bay Transportation
                Authority, General Transportation
                System, Series A
                5.40%, 03/01/08..................      2,090,000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts Bay Transportation
                Authority, General Transportation
                System, Series D
                5.00%, 03/01/11..................  $   1,028,750
    750,000     Massachusetts Educational
                Financing Authority,
                Issue G, Series A, AMT
                5.15%, 12/01/15
                Insured: MBIA....................        722,812
    370,000     Massachusetts State, GO,
                Federal Assisted Housing
                6.00%, 02/01/08..................        394,050
    250,000     Massachusetts State, GO, Series A
                6.25%, 07/01/02..................        257,500
    250,000     Massachusetts State, GO, Series A
                6.25%, 07/01/04..................        265,313
    750,000     Massachusetts State, GO, Series A
                5.25%, 02/01/08..................        766,875
    200,000     Massachusetts State, GO, Series B
                5.30%, 11/01/05..................        207,250
    100,000     Massachusetts State, GO, Series B
                5.50%, 11/01/07..................        105,250
  4,000,000     Massachusetts State
                Capital Appreciation,
                Federal Highway Note, Series A
                5.15%, 06/15/15 (A)..............      1,820,000
    250,000     Massachusetts State
                Consolidated Loan, GO, Series A
                5.75%, 02/01/15
                Insured: MBIA....................        263,750
    250,000     Massachusetts State
                Consolidated Loan, GO, Series B
                5.10%, 07/01/03..................        254,688
  1,000,000     Massachusetts State
                Consolidated Loan, GO, Series C
                5.02%, 08/01/18 (A)..............        368,750
    100,000     Massachusetts State
                Convention Center Authorit,y
                Boston Common Parking Garage,
                Series A
                5.35%, 09/01/06..................        103,375
    100,000     Massachusetts State
                Convention Center Authority,
                Boston Common Parking Garage,
                Series A
                5.40%, 09/01/07..................        103,375
  2,000,000     Massachusetts State
                Development Finance Agency,
                Higher Education, Smith College
                5.75%, 07/01/23..................      2,032,500
  1,200,000     Massachusetts State
                Development Finance Agency,
                Lease Revenue,
                Visual and Performing Arts
                Project
                6.00%, 08/01/21..................      1,270,500
    800,000     Massachusetts State
                Development Finance Agency,
                Regis College
                5.00%, 10/01/08..................        779,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State
                Grant Anticipation Notes,
                Series A
                5.50%, 06/15/14..................  $   1,026,250
  1,000,000     Massachusetts State, HEFA,
                Amherst College, Series G
                5.00%, 11/01/18..................        938,750
  2,000,000     Massachusetts State, HEFA,
                Amherst College, Series G
                5.38%, 11/01/20..................      1,965,000
    400,000     Massachusetts State, HEFA,
                Beth Israel Hospital, Series G
                5.70%, 07/01/05
                Insured: AMBAC...................        414,000
  1,000,000     Massachusetts State, HEFA,
                Caregroup, Series A
                5.50%, 07/01/08..................      1,043,750
  1,000,000     Massachusetts State, HEFA,
                Harvard University, Series P
                5.63%, 11/01/26..................      1,006,250
  1,000,000     Massachusetts State, HEFA,
                Harvard University, Series P
                5.38%, 11/01/32..................        973,750
    100,000     Massachusetts State, HEFA,
                McLean Hospital Issue, Series C
                6.63%, 07/01/15
                Insured: FGIC....................        105,500
    250,000     Massachusetts State, HEFA,
                Medical Center of
                Central Massachusetts,
                Series B
                6.00%, 07/01/02
                Insured: AMBAC...................        255,937
  1,110,000     Massachusetts State, HEFA,
                Northeastern University, Series G
                5.50%, 10/01/12
                Insured: MBIA....................      1,161,337
  1,435,000     Massachusetts State, HEFA,
                Partners Healthcare System,
                Series A
                5.38%, 07/01/17
                Insured: MBIA....................      1,397,331
    100,000     Massachusetts State, HEFA,
                South Shore Hospital, Series E
                5.40%, 07/01/07
                Insured: MBIA....................        102,250
    325,000     Massachusetts State, HEFA,
                South Shore Hospital, Series E
                5.50%, 07/01/13
                Insured: MBIA....................        328,250
  1,000,000     Massachusetts State, HEFA,
                University of Massachusetts,
                Series A
                5.88%, 10/01/29
                Insured: FGIC....................      1,016,250
    500,000     Massachusetts State, HEFA,
                Williams College, Series D
                5.40%, 07/01/05..................        518,125
  1,750,000     Massachusetts State, HEFA,
                Williams College, Series F
                5.50%, 07/01/26..................      1,723,750
    150,000     Massachusetts State, HFA,
                Single Family, Series 41
                5.25%, 06/01/01..................        150,717


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State, HFA,
                Single Family, Series 77, AMT
                5.95%, 06/01/25
                Insured: FSA.....................  $   1,026,250
  1,250,000     Massachusetts State, IFA,
                Belmont Hill School
                5.63%, 09/01/20..................      1,235,937
    400,000     Massachusetts State, IFA,
                Brooks School
                5.95%, 07/01/23..................        421,500
  1,000,000     Massachusetts State, IFA,
                Combined Jewish Philanthropies
                Series A
                6.38%, 02/01/15
                Insured: AMBAC...................      1,052,500
  1,000,000     Massachusetts State, IFA,
                Concord Academy
                5.50%, 09/01/27..................        925,000
  1,000,000     Massachusetts State, IFA,
                Groton School, Series A
                5.00%, 03/01/28..................        907,500
    250,000     Massachusetts State, IFA,
                Lesley College Project, Series A
                6.00%, 07/01/10
                Insured: Connie Lee..............        266,250
    300,000     Massachusetts State, IFA,
                Milton Academy, Series B
                5.30%, 09/01/08
                Insured: MBIA....................        307,500
    950,000     Massachusetts State, IFA,
                Nantucket Electric Company,
                Series A, AMT
                5.88%, 07/01/17
                Insured: AMBAC
                SPA: State Street Bank
                & Trust Co. .....................        973,750
    500,000     Massachusetts State, IFA,
                Park School
                5.90%, 09/01/26..................        500,000
  2,000,000     Massachusetts State, IFA,
                Phillips Academy
                5.38%, 09/01/23..................      1,965,000
  1,210,000     Massachusetts State, IFA,
                Trustees Deerfield Academy
                5.00%, 10/01/23..................      1,113,200
  1,830,000     Massachusetts State, IFA,
                Tufts University, Series H
                5.50%, 02/15/13
                Insured: MBIA....................      1,905,488
  1,200,000     Massachusetts State, IFA,
                Wentworth Institute
                of Technology
                5.65%, 10/01/18..................      1,176,000
  1,300,000     Massachusetts State, IFA,
                Worcester Polytechnic Institute,
                Series 2
                5.25%, 09/01/14
                Insured: MBIA....................      1,306,500
    585,000     Massachusetts State
                Port Authority
                5.63%, 07/01/12..................        614,250
    250,000     Massachusetts State
                Port Authority,
                Series B
                5.30%, 07/01/01..................        251,603


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State
                Port Authority
                Series C
                5.63%, 07/01/18..................  $   2,027,500
    200,000     Massachusetts State, SP OB and
                Revenue, Series A
                6.00%, 06/01/13
                Insured: AMBAC...................        204,750
    250,000     Massachusetts State, SP OB and
                Revenue, Series A
                Pre-refunded 06/01/04
                5.80%, 06/01/14..................        262,500
  1,000,000     Massachusetts State, SP OB
                and Revenue, Consolidated Loan
                Series A
                5.50%, 06/01/13..................      1,042,500
    250,000     Massachusetts State
                Turnpike Authority,
                Series A
                5.00%, 01/01/13..................        248,125
  1,000,000     Massachusetts State
                Turnpike Authority,
                Metropolitan Highway System,
                Subordinated Series A
                5.13%, 01/01/09
                Insured: AMBAC...................      1,025,000
    500,000     Massachusetts State
                Turnpike Authority,
                Metropolitan Highway System,
                Subordinated Series A
                5.00%, 01/01/39
                Insured: AMBAC...................        445,000
    250,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                5.00%, 02/01/02..................        251,875
  2,000,000     Massachusetts State WPAT
                Pooled Loan Program, Series 5
                5.75%, 08/01/16..................      2,075,000
    225,000     Massachusetts State WPAT,
                Series A
                Prerefunded
                5.40%, 08/01/11..................        235,125
     25,000     Massachusetts State WPAT,
                Series A
                Unrefunded balance
                5.40%, 08/01/11..................         26,000
    300,000     Massachusetts State WRA,
                Series A
                6.30%, 12/01/01..................        305,955
    190,000     Massachusetts State WRA,
                Series A
                Pre-refunded 07/15/02
                6.50%, 07/15/21..................        200,213
    300,000     Massachusetts State WRA,
                Series B
                5.88%, 11/01/04..................        312,750
  1,165,000     Massachusetts State WRA,
                Series B
                5.50%, 08/01/15
                Insured: FSA.....................      1,205,775
  1,000,000     Methuen, GO
                5.63%, 11/15/14
                Insured: FSA.....................      1,035,000
    450,000     New England Education
                Loan Marketing Corp., Issue A
                5.80%, 03/01/02..................        457,875
    200,000     Northampton, GO
                5.30%, 09/01/10
                Insured: AMBAC...................        204,500
  1,725,000     Plymouth, GO
                5.00%, 10/15/18
                Insured: MBIA....................      1,636,594


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $2,500,000     Route 3 North Transportation
                Improvement Municipal Securities
                Association Lease Revenue
                5.38%, 06/15/33
                Insured: MBIA
                SPA: State Street
                Bank & Trust Co. ................  $   2,409,375
    150,000     Salem, GO
                5.80%, 07/15/06
                Insured: AMBAC...................        155,813
    100,000     Salem, GO
                5.90%, 07/15/07
                Insured: AMBAC...................        104,000
    200,000     Sandwich, GO
                5.40%, 11/01/07
                Insured: AMBAC...................        207,250
  1,000,000     Southeastern Massachusetts
                University Building Authority,
                Series A
                5.75%, 05/01/16
                Insured: AMBAC...................      1,025,000
  1,500,000     Springfield, GO
                Municipal Purpose Loan
                5.00%, 09/01/15..................      1,470,000
  1,000,000     Springfield, GO
                Municipal Purpose Loan
                6.00%, 10/01/16..................      1,063,750
  1,000,000     Springfield, GO
                Municipal Purpose Loan
                5.00%, 11/15/18..................        951,250
    400,000     Taunton, GO
                8.00%, 02/01/01..................        403,408
    250,000     University of Lowell
                Building Authority
                Fifth Series A
                6.75%, 11/01/03
                Insured: AMBAC...................        265,937
    200,000     University of Massachusetts
                Building Authority, Series A
                5.50%, 05/01/03
                Insured: MBIA....................        204,750
                                                   -------------
                                                      73,119,600
                                                   -------------

                PUERTO RICO - 3.44%

    500,000     Puerto Rico Commonwealth
                Aqueduct & Sewer Authority
                6.00%, 07/01/09
                Insured: MBIA....................        556,250
  1,000,000     Puerto Rico
                Electric Power Authority,
                Series BB,
                6.00%, 07/01/12
                Insured: MBIA....................      1,112,500
  1,000,000     Puerto Rico
                Municipal Finance Agency,
                GO, Series A,
                5.50%, 07/01/17
                Insured: FSA.....................      1,021,250
                                                   -------------
                                                       2,690,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     75,809,600
                                                   -------------
                (Cost $75,271,510)

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

OCTOBER 31, 2000


   SHARES                                              VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 1.79%

  1,320,008     Dreyfus Tax-Exempt Cash
                Management Fund..................  $   1,320,008
     77,671     Federated Massachusetts
                Municipal Cash Trust.............         77,671
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,397,679
                                                   -------------
                (Cost $1,397,679)

TOTAL INVESTMENTS - 98.78%.......................     77,207,279
                                                   -------------
(Cost $76,669,189)

NET OTHER ASSETS AND LIABILITIES - 1.22%.........        951,196
                                                   -------------
NET ASSETS - 100.00%.............................  $  78,158,475
                                                   =============

---------------------------------
(A) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
Connie Lee College Construction Loan Association
FGIC       Federal Guaranty Insurance Corp.
FSA        Financial Security Assurance Company
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
IFA        Industrial Finance Agency
MBIA       Municipal Bond Insurance Association
SP OB      Special Obligation
WPAT       Water Pollution Abatement Test
WRA        Water Resource Authority


                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL SECURITIES - 96.93%


                DELAWARE - 2.22%

 $  250,000     Delaware River & Bay Authority,
                Series A
                5.40%, 01/01/14
                Insured: AMBAC...................  $     253,437
                                                   -------------

                FLORIDA - 0.88%

    100,000     Orange County,
                School Board Certificates of
                Participation, Series B
                4.60%, 08/01/25 (A)
                Insured: AMBAC...................        100,000
                                                   -------------

                NEW JERSEY - 86.68%

    400,000     Flemington Raritan,
                NJ Regional School District, GO
                5.70%, 02/01/15
                Insured: FGIC....................        425,000
    235,000     Freehold Township
                Board of Education, GO
                5.38%, 07/15/10
                Insured: FSA.....................        243,812
    250,000     Lacey Municipal
                Utilities Authority
                5.10%, 12/01/16
                Insured: MBIA....................        244,687
     50,000     Lenape Regional High School
                District, GO
                5.00%, 04/01/12
                Insured: FGIC....................         50,187
    500,000     Lindenwold Borough School
                District, GO
                5.20%, 06/01/25
                Insured: FSA.....................        475,000
    250,000     Mercer County Improvement
                Authority Youth Center, Series B
                5.00%, 02/15/14
                Insured: FGIC....................        245,937
     50,000     Monmouth County Improvement
                Authority Governmental Loan
                5.50%, 12/01/07
                Insured: AMBAC...................         52,687
    100,000     Morristown, GO
                5.15%, 02/01/09
                Insured: FSA.....................        102,875
    250,000     New Brunswick, GO
                4.80%, 09/15/13
                Insured: MBIA....................        243,125
    250,000     New Jersey Building Authority,
                State Building Revenue
                6.00%, 06/15/07..................        269,687
    250,000     New Jersey Economic Development
                Authority, State Office Buildings
                5.25%, 06/15/08
                Insured: AMBAC...................        259,375
    400,000     New Jersey Educational Facilities
                Authority, Higher
                Education Facility
                Trust Fund Bonds, Series A
                5.13%, 09/01/06
                Insured: AMBAC...................        411,500


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW JERSEY (CONTINUED)

 $  250,000     New Jersey Educational Facilities
                Authority, Rowan
                University Issue,
                Series B
                5.25%, 07/01/19
                Insured: FGIC....................  $     244,688
     75,000     New Jersey Environmental
                Infrastructure Trust
                Wastewater Treatment, Series F
                5.00%, 04/01/14
                Insured: MBIA....................         73,781
    500,000     New Jersey Environmental
                Infrastructure Trust
                Wastewater Treatment, Series G
                5.00%, 04/01/12
                Insured: FGIC....................        501,250
    300,000     New Jersey Health Care Facilities
                Financing Authority,
                Medical Center at Princeton
                5.13%, 07/01/18
                Insured: AMBAC...................        286,875
    190,000     New Jersey Sports &
                Exposition Authority
                Convention Center
                Luxury Tax Revenue, Series A,
                Pre-refunded 07/01/2002
                6.00%, 07/01/13
                Insured: MBIA....................        198,550
    250,000     New Jersey State
                Educational Facilities Authority,
                Capital Improvement Fund,
                Series A
                5.00%, 09/01/03..................        253,750
    500,000     New Jersey State
                Educational Facilities Authority,
                William Patterson University,
                Series A
                5.38%, 07/01/21
                Insured: FGIC....................        491,875
    300,000     New Jersey State
                Highway Authority,
                Garden State Parkway
                5.60%, 01/01/17
                Insured: FGIC....................        307,500
    250,000     New Jersey State HMFA
                Home Buyer, Series G
                4.63%, 04/01/15
                Insured: MBIA....................        249,375
    190,000     New Jersey State HMFA
                Home Buyer, Series O, AMT
                5.80%, 10/01/20
                Insured: MBIA....................        190,950
    400,000     New Jersey State HMFA
                Multi-Family Housing, Series E2
                5.75%, 11/01/25
                Insured: FSA.....................        404,500
    250,000     New Jersey State HMFA, Series B
                6.05%, 11/01/17
                Insured: FSA.....................        260,938
    400,000     New Jersey State Transportation
                Trust Fund Authority,
                Transportation System, Series A
                5.00%, 06/15/06..................        408,500


                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW JERSEY (CONTINUED)

 $  250,000     New Jersey State Transportation
                Trust Fund Authority,
                Transportation System, Series A
                5.50%, 06/15/09..................  $     263,750
    400,000     New Jersey State Transportation
                Trust Fund Authority,
                Transportation System, Series A
                5.63%, 06/15/12..................        424,500
    295,000     New Jersey State
                Turnpike Authority,
                Series A
                5.75%, 01/01/19
                Insured: MBIA....................        302,006
    400,000     Ocean County, GO
                General Improvement
                5.30%, 12/01/06..................        417,000
     50,000     Old Tappan Board of Education, GO
                5.10%, 04/01/15
                Insured: FGIC....................         49,313
     50,000     Plumsted Township
                Board of Education, GO
                5.00%, 03/01/14
                Insured: FGIC....................         49,500
    250,000     Trenton, GO
                5.70%, 03/01/19
                Insured: FGIC....................        255,938
    250,000     Union County, GO
                General Improvement
                5.13%, 02/01/16..................        245,938
    300,000     Vernon Township
                Board of Education, GO
                5.38%, 12/01/19
                Insured: FGIC....................        298,875
    400,000     West Deptford Township
                New Jersey, GO
                5.50%, 09/01/20
                Insured: FGIC....................        402,500
    250,000     West Orange Board of Education
                Certificate of Participation
                5.63%, 10/01/29
                Insured: MBIA....................        250,938
                                                   -------------
                                                       9,856,662
                                                   -------------

                PUERTO RICO - 7.15%

    250,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................        276,563
    250,000     Puerto Rico Commonwealth, GO
                5.00%, 07/01/27
                Insured: FSA.....................        232,500
     50,000     Puerto Rico
                Electric Power Authority,
                Series AA
                5.25%, 07/01/17
                Insured: MBIA....................         50,125
    250,000     Puerto Rico
                Electric Power Authority,
                Series DD
                5.25%, 07/01/15
                Insured: FSA.....................        253,438
                                                   -------------
                                                         812,626
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     11,022,725
                                                   -------------
                (Cost $10,951,997)


   SHARES                                              VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 0.71%

     39,299     Dreyfus Tax-Exempt Cash
                Management Fund..................  $      39,299
     41,567     Federated Tax-Free
                Obligations Fund ................         41,567
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......         80,866
                                                   -------------
                (Cost $80,866)

TOTAL INVESTMENTS - 97.64%.......................     11,103,591
                                                   -------------
(Cost $11,032,863)

NET OTHER ASSETS AND LIABILITES - 2.36%..........        267,992
                                                   -------------
NET ASSETS - 100.00%.............................  $  11,371,583
                                                   =============

-----------------------------
(A) Variable rate bond. Rate shown reflects the rate in effect at October 31, 2000.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
FGIC     Federal Guaranty Insurance Corp.
FSA      Financial Security Assurance Company
GO       General Obligation
HMFA     Housing and Mortgage Finance Agency
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL SECURITIES - 95.95%


                NEW YORK - 93.89%

 $1,000,000     Albany County, GO
                5.50%, 06/01/08
                Insured: FGIC....................  $   1,041,250
  1,000,000     Albany County
                Airport Authority, AMT
                5.38%, 12/15/17
                Insured: FSA.....................        981,250
    100,000     Canandaigua City
                School District, GO
                6.50%, 06/01/10
                Insured: AMBAC...................        113,000
  2,000,000     Long Island Power Authority,
                Electric Systems Revenue,
                Series A
                5.50%, 12/01/13
                Insured: FSA.....................      2,092,500
  1,000,000     Metropolitan Transportation
                Authority,
                Dedicated Tax Fund, Series A
                5.50%, 04/01/16
                Insured: MBIA....................      1,008,750
  2,000,000     Metropolitan Transportation
                Authority,
                Dedicated Tax Fund, Series A
                5.00%, 04/01/23
                Insured: FGIC....................      1,847,500
  1,000,000     Metropolitan Transportation
                Authority,
                Dedicated Tax Fund, Series C-1
                5.25%, 07/01/17
                Insured: FGIC....................        982,500
  2,000,000     Metropolitan Transportation
                Authority,
                Transportation Facilities Revenue
                Series A
                6.00%, 07/01/19..................      2,065,000
    600,000     Monroe County,
                GO Public Improvement
                Pre-refunded 03/01/01
                6.10%, 03/01/09
                Insured: MBIA....................        615,438
     25,000     Monroe County,
                GO Public Improvement
                Unrefunded Balance
                6.10%, 03/01/09
                Insured: MBIA....................         25,615
    900,000     Monroe County,
                GO Public Improvement
                Pre-refunded 06/01/04
                6.10%, 06/01/14
                Insured: AMBAC...................        964,125
  1,000,000     Monroe County
                Water Authority,
                Series A,
                Pre-refunded 8/01/01
                6.25%, 08/01/11..................      1,024,490


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $1,000,000     Monroe Woodbury Central
                School District, GO
                5.63%, 05/15/18
                Insured: MBIA....................  $   1,013,750
  1,500,000     Municipal Assistance Corporation
                for New York City, Series L
                6.00%, 07/01/08..................      1,627,500
    500,000     New Castle, GO
                Public Improvement
                5.88%, 09/15/09..................        520,625
  2,060,000     New York City, GO
                Capital Appreciation, Series F
                4.59%, 08/01/08 (A)
                Insured: MBIA....................      1,416,250
  3,500,000     New York City, GO
                Capital Appreciation, Series G
                4.65%, 08/01/08 (A)
                Insured: MBIA....................      2,406,250
  1,000,000     New York City, GO Series I
                6.00%, 04/15/09..................      1,072,500
  1,000,000     New York City Industrial
                Development Agency,
                Civic Facility
                Trinity Episcopal School Corp.
                Project
                5.25%, 06/15/17
                Insured: MBIA....................        982,500
    500,000     New York City MWFA,
                Water & Sewer System, Series A
                6.10%, 06/15/06..................        519,375
  2,000,000     New York City MWFA,
                Water & Sewer System, Series A
                5.13%, 06/15/15..................      1,977,500
  1,000,000     New York City MWFA,
                Water & Sewer System, Series A
                6.00%, 06/15/17..................      1,032,500
  1,000,000     New York City MWFA,
                Water & Sewer System, Series A
                5.75%, 06/15/18
                Insured: AMBAC...................      1,013,750
    750,000     New York City MWFA,
                Water & Sewer System, Series B
                5.75%, 06/15/13
                Insured: MBIA....................        750,465
  1,000,000     New York City MWFA,
                Water & Sewer System, Series B
                5.75%, 06/15/26
                Insured: MBIA....................      1,003,750
  1,000,000     New York City MWFA,
                Water & Sewer System, Series B
                5.25%, 06/15/29
                Insured: FSA.....................        942,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $1,725,000     New York City MWFA,
                Water & Sewer System, Series C
                5.00%, 06/15/21
                Insured: FGIC....................  $   1,597,781
  3,000,000     New York City
                Transitional Finance Authority,
                Future, Revenue, Series C
                5.50%, 11/01/29..................      2,947,500
  2,000,000     New York City Trust For
                Cultural Resources,
                Revenue American Museum of
                Natural History, Class A
                5.60%, 04/01/18
                Insured: MBIA....................      2,025,000
  1,000,000     New York State, GO,
                Pre-refunded 11/15/02
                6.13%, 11/15/10..................      1,043,750
  3,000,000     New York State, GO
                5.25%, 03/01/15..................      2,996,250
  2,500,000     New York State, GO, Series F
                5.25%, 09/15/13..................      2,528,125
  2,000,000     New York State
                Dormitory Authority,
                City University System
                Consolidated 2nd Generation,
                Series A
                6.13%, 07/01/13
                Insured: AMBAC...................      2,190,000
  2,000,000     New York State
                Dormitory Authority,
                Columbia University
                5.00%, 07/01/18..................      1,915,000
  1,675,000     New York State
                Dormitory Authority,
                Fordham University
                5.00%, 07/01/28
                Insured: MBIA....................      1,522,156
  1,000,000     New York State
                Dormitory Authority,
                Ithaca College
                5.00%, 07/01/21..................        931,250
  1,175,000     New York State
                Dormitory Authority,
                Mount Sinai School of Medicine
                Series B
                5.70%, 07/01/11
                Insured: MBIA....................      1,249,906
     30,000     New York State
                Dormitory Authority,
                New York University,
                Pre-refunded 07/01/01
                6.25%, 07/01/09
                Insured: FGIC....................         30,979
    470,000     New York State
                Dormitory Authority,
                New York University,
                Unrefunded Balance
                6.25%, 07/01/09
                Insured: FGIC....................        484,048
  1,000,000     New York State
                Dormitory Authority,
                New York University, Series A
                6.00%, 07/01/17
                Insured: MBIA....................      1,083,750


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $2,000,000     New York State
                Dormitory Authority,
                New York University, Series A
                5.75%, 07/01/20
                Insured: MBIA....................  $   2,095,000
  2,225,000     New York State
                Dormitory Authority,
                Rochester Institute of Technology
                5.30%, 07/01/17
                Insured: MBIA....................      2,197,187
  1,500,000     New York State
                Dormitory Authority,
                Rockefeller University
                5.00%, 07/01/28..................      1,380,000
  1,000,000     New York State
                Dormitory Authority,
                State University
                Dormitory Facilities,
                Series A
                6.00%, 07/01/30..................      1,027,500
  1,125,000     New York State
                Dormitory Authority,
                University of Rochester,
                Series A
                5.00%, 07/01/27
                Insured: MBIA....................      1,025,156
    100,000     New York State EFC,
                PCR State Water, Series A
                6.40%, 09/15/06..................        105,250
    500,000     New York State EFC,
                PCR State Water, Series B
                6.50%, 09/15/08..................        525,625
  1,000,000     New York State EFC,
                PCR State Water, Series E
                5.00%, 06/15/13
                Insured: MBIA....................        996,250
    100,000     New York State EFC,
                PCR State Water,
                Series E
                Pre-refunded 06/15/01
                6.88%, 06/15/10..................        103,500
  2,000,000     New York State
                Highway & Bridge Authority,
                Series B-1
                5.75%, 04/01/16
                Insured: FGIC....................      2,080,000
    500,000     New York State Housing
                Finance Agency,
                Multifamily Mortgage Housing,
                Series A
                6.95%, 08/15/12..................        524,375
    300,000     New York State Local
                Government Assistance Corp.
                Series A
                Pre-refunded 4/01/01
                6.88%, 04/01/06..................        316,125
  1,500,000     New York State Local
                Government Assistance Corp.
                Series E
                6.00%, 04/01/14
                Insured: GO of New York State....      1,642,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $  800,000     New York State Medical Care
                Facilities Finance Agency,
                Second Mortgage Program
                Health Care Projects, Series B
                6.35%, 11/01/14..................  $     828,000
    500,000     New York State Mortgage Agency
                Homeowner Mortgage, Series 27
                6.90%, 04/01/15..................        520,000
  3,000,000     New York State Mortgage Agency
                Homeowner Mortgage,
                Series 67, AMT
                5.70%, 10/01/17..................      3,000,000
  1,000,000     New York State Power Authority
                Revenue, General Purpose,
                Series AA
                Pre-refunded 1/01/02
                6.38%, 01/01/12..................      1,042,500
    500,000     New York State Power Authority
                Revenue, General Purpose,
                Series Z
                Pre-refunded 1/01/02
                6.63%, 01/01/12..................        522,500
    500,000     Onondaga County, GO
                5.88%, 02/15/10..................        540,000
    100,000     Orleans County, GO
                6.50%, 09/15/08..................        111,125
    200,000     Port Authority of New York
                and New Jersey,
                Consolidated Loan,
                Series 71
                6.90%, 07/15/09..................        202,864
    500,000     Port Authority of New York
                and New Jersey,
                Consolidated Loan,
                Series 78
                6.50%, 04/15/11..................        517,500
  1,000,000     Port Authority of New York
                and New Jersey, SP OB,
                JFK International Air Terminal,
                Series 6, AMT
                6.00%, 12/01/07
                Insured: MBIA....................      1,081,250
    545,000     Rensselaer County, GO
                5.25%, 06/01/11
                Insured: AMBAC...................        562,713
  2,000,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series B
                5.50%, 01/01/30..................      1,962,500
    500,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series X
                6.00%, 01/01/06..................        508,750
    500,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series X
                6.00%, 01/01/07..................        508,125
    750,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series X
                6.00%, 01/01/08..................        762,188


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $  300,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series X
                6.63%, 01/01/12..................  $     343,125
    750,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series Y
                6.00%, 01/01/12..................        818,438
  2,000,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, General Purpose,
                Series Y
                5.50%, 01/01/17..................      2,055,000
     80,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, SP OB
                Pre-refunded 01/01/02
                6.10%, 01/01/05
                Insured: FGIC....................         82,700
     20,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, SP OB
                Unrefunded Balance
                6.10%, 01/01/05
                Insured: FGIC....................         20,675
     50,000     Triborough Bridge
                and Tunnel Authority,
                Revenue, SP OB
                Unrefunded Balance
                6.15%, 01/01/06
                Insured: FGIC....................         51,625
    500,000     United Nations Development Corp.
                Senior Lien, Series A
                Pre-refunded 07/01/03
                6.00%, 07/01/06..................        528,750
  1,000,000     United Nations Development Corp.
                Senior Lien, Series A
                Pre-refunded 07/01/03
                6.00%, 07/01/12..................      1,057,500
    500,000     United Nations Development Corp.
                Subordinated Lien, Series B
                Pre-refunded 07/01/03
                6.20%, 07/01/11..................        531,250
                                                   -------------
                                                      83,763,674
                                                   -------------

                PENNSYLVANIA - 0.81%

  2,210,000     Elizabeth Forward School District, GO
                Capital Appreciation, Series B
                5.68%, 09/01/20 (A)..............        721,013
                                                   -------------

                PUERTO RICO - 1.25%

  1,000,000     Puerto Rico
                Electric Power Authority,
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      1,112,500
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     85,597,187
                                                   -------------
                (Cost $84,237,494)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

OCTOBER 31, 2000


   SHARES                                               VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 2.86%

  2,317,823     Dreyfus Tax-Exempt Cash
                Management Fund..................  $   2,317,823
    233,476     Federated New York Municipal
                Cash Trust.......................        233,476
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      2,551,299
                                                   -------------
                (Cost $2,551,299)

TOTAL INVESTMENTS - 98.81%.......................     88,148,486
                                                   -------------
(Cost $86,788,793)

NET OTHER ASSETS AND LIABILITIES - 1.19%.........      1,062,830
                                                   -------------
NET ASSETS - 100.00%.............................  $  89,211,316
                                                   =============

-------------------------------
(A) Zero coupon bond. Rate shown reflects the effective yield to maturity at time of purchase.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
EFC      Environmental Facilities Corp.
FGIC     Federal Guaranty Insurance Corp.
FSA      Financial Security Assurance Company
GO       General Obligation
MBIA     Municipal Bond Insurance Association
MWFA     Municipal Water Finance Authority
PCR      Pollution Control Revenue
SP OB    Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL SECURITIES - 98.20%


                ALASKA - 1.08%

 $2,000,000     North Slope Boro
                Capital Appreciation,
                Series B, GO
                5.11%, 06/30/09 (A)
                Insured: MBIA....................  $   1,290,000
                                                   -------------

                ILLINOIS - 0.82%

  1,000,000     Chicago Board of Education, GO
                5.50%, 12/01/31
                Insured: FGIC....................        972,500
                                                   -------------

                MASSACHUSETTS - 2.39%

  3,000,000     Massachusetts Bay
                Transportation Authority,
                Revenue Assessment, Series A
                5.25%, 07/01/30..................      2,846,250
                                                   -------------

                NEVADA - 0.22%

    300,000     Nevada State, GO,
                Projects 66 & 67,
                Series A
                5.00%, 05/15/28
                Insured: FGIC....................        267,000
                                                   -------------

                NEW JERSEY - 1.25%

  1,500,000     New Jersey
                State Turnpike Authority,
                Series A
                5.50%, 01/01/30
                Insured: MBIA....................      1,485,000
                                                   -------------

                PUERTO RICO - 7.32%

    250,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................        276,562
  3,500,000     Puerto Rico Commonwealth,
                Capital Appreciation GO
                4.85%, 07/01/14 (A)
                Insured: FSA-CR..................      1,728,125
    500,000     Puerto Rico Commonwealth,
                Public Improvement GO
                5.50%, 07/01/12
                Insured: FSA.....................        538,750
    500,000     Puerto Rico Commonwealth
                Special Tax Revenue,
                Infrastructure Finance Authority,
                Series A
                5.00%, 07/01/16
                Insured: AMBAC...................        490,625
    500,000     Puerto Rico
                Electric Power Authority
                Revenue, Series EE
                5.25%, 07/01/15
                Insured: MBIA....................        506,875


  PAR VALUE                                            VALUE
 ----------                                        -------------

                PUERTO RICO (CONTINUED)

 $  360,000     Puerto Rico
                Industrial Tourist Educational
                Medical & Environmental Control
                Facilities,
                Inter American University,
                Series A
                5.25%, 10/01/12
                Insured: MBIA....................  $     373,950
  1,550,000     Puerto Rico
                Industrial Tourist Educational
                Medical & Environmental Control
                Facilities,
                Inter American University,
                Series A
                5.38%, 10/01/13
                Insured: MBIA....................      1,613,937
    350,000     Puerto Rico
                Industrial Tourist Educational
                Medical & Environmental Control
                Facilities,
                Inter American University,
                Series A
                5.50%, 10/01/14
                Insured: MBIA....................        364,875
    400,000     Puerto Rico
                Municipal Finance Agency,
                Series A
                6.00%, 07/01/14
                Insured: FSA.....................        429,500
    315,000     Puerto Rico
                Municipal Finance Agency,
                GO, Series A
                5.50%, 07/01/17
                Insured: FSA.....................        321,694
  2,000,000     Puerto Rico
                Public Buildings Authority,
                Series M
                5.75%, 07/01/15
                Insured: FSA.....................      2,065,000
                                                   -------------
                                                       8,709,893
                                                   -------------

                RHODE ISLAND - 84.23%

  1,080,000     Bristol County
                Water Authority Revenue,
                GO, Series A
                5.20%, 12/01/13
                Insured: MBIA....................      1,085,400
  1,000,000     Bristol County
                Water Authority Revenue,
                GO, Series A
                5.20%, 12/01/14
                Insured: MBIA....................        998,750
    500,000     Bristol County
                Water Authority Revenue,
                GO, Series A
                5.00%, 07/01/16
                Insured: MBIA....................        482,500
    200,000     Burrillville, GO
                5.85%, 05/01/14
                Insured: FGIC....................        209,500
  1,505,000     Central Falls
                Detention Facility Corp.,
                Donald Wyatt Detention Facility,
                Series A
                5.25%, 01/15/13..................      1,497,475
  1,000,000     Central Falls
                Detention Facility Corp.,
                Donald Wyatt Detention Facility,
                Series A
                5.38%, 01/15/18..................        971,250
  1,000,000     Convention Center Authority,
                Series A
                5.50%, 05/15/13
                Insured: AMBAC...................      1,026,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       35

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $  500,000     Convention Center Authority,
                Series A
                6.38%, 05/15/23
                Insured: MBIA....................  $     515,180
  1,000,000     Cranston, GO
                6.10%, 06/15/10
                Insured: MBIA....................      1,072,500
  1,500,000     Cranston, GO
                6.10%, 06/15/15
                Insured: MBIA....................      1,580,625
  1,000,000     Exeter West Greenwich
                Regional School District, GO
                5.40%, 11/15/10
                Insured: MBIA....................      1,045,000
    500,000     Kent County Water Authority,
                Series A
                6.00%, 07/15/08
                Insured: MBIA....................        528,750
    500,000     Lincoln, GO
                5.50%, 08/15/10
                Insured: MBIA....................        515,625
    995,000     North Kingstown, GO
                5.60%, 10/01/16
                Insured: FGIC....................      1,022,362
    500,000     North Kingstown, GO
                5.75%, 10/01/19
                Insured: FGIC....................        513,750
  1,100,000     North Providence
                School Improvement Bonds,
                Series A
                6.00%, 07/01/12
                Insured: MBIA....................      1,188,000
    500,000     North Providence
                School Improvement Bonds,
                Series A
                6.05%, 07/01/13
                Insured: MBIA....................        538,125
    500,000     Pawtucket, GO
                5.70%, 01/15/06
                Insured: MBIA....................        516,250
    300,000     Pawtucket, GO
                5.63%, 04/15/07
                Insured: MBIA....................        312,375
  1,085,000     Providence, GO
                5.10%, 01/15/06
                Insured: FSA.....................      1,112,125
    500,000     Providence, GO
                5.45%, 01/15/10
                Insured: FSA.....................        523,125
    400,000     Providence, GO
                5.75%, 04/15/11
                Insured: FGIC....................        416,000
  1,825,000     Providence, GO Series A
                5.70%, 07/15/12
                Insured: FSA.....................      1,927,656
    350,000     Providence Housing
                Development Corp.,
                Mortgage Revenue, Section 8,
                Barbara Jordan Apartments,
                Series A
                6.50%, 07/01/09
                Insured: MBIA/FHA................        369,687


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $  500,000     Providence
                Public Building Authority,
                Series A
                5.40%, 12/15/11
                Insured: FSA.....................  $     511,875
  2,035,000     Providence
                Public Building Authority,
                School & Public
                Facilities Project,
                Series A
                5.38%, 12/15/11
                Insured: FSA.....................      2,093,506
    500,000     Providence
                Public Building Authority,
                School & Public
                Facilities Project,
                Series A
                5.13%, 12/15/14
                Insured: FSA.....................        495,625
  1,500,000     Providence
                Public Building Authority,
                School & Public
                Facilities Project,
                Series A
                5.25%, 12/15/14
                Insured: FSA.....................      1,507,500
  1,000,000     Rhode Island Board Authority,
                State Public Projects,
                Series A
                5.25%, 02/01/10
                Insured: AMBAC...................      1,023,750
    435,000     Rhode Island
                Clean Water Protection
                Finance Agency PCR, Series A
                5.88%, 10/01/15
                Insured: MBIA....................        452,400
    500,000     Rhode Island
                Clean Water Protection
                Finance Agency, PCR, Series A
                5.25%, 10/01/16
                Insured: AMBAC...................        494,375
    150,000     Rhode Island
                Clean Water Protection
                Finance Agency,
                Safe Drinking Water
                Providence, Series A
                6.20%, 01/01/06
                Insured: AMBAC...................        159,562
    500,000     Rhode Island
                Clean Water Protection
                Finance Agency,
                Safe Drinking Water
                Providence, Series A
                6.50%, 01/01/09
                Insured: AMBAC...................        538,750
    100,000     Rhode Island
                Clean Water Protection
                Finance Agency,
                Safe Drinking Water
                Providence, Series A
                6.70%, 01/01/15
                Insured: AMBAC...................        108,250
    500,000     Rhode Island
                Clean Water Protection
                Finance Agency Wastewater
                Treatment System, Cranston
                5.80%, 09/01/22
                Insured: MBIA....................        501,250
  4,600,000     Rhode Island Depositors Economic
                Protection Corp., SP OB,
                Series A
                6.40%, 08/01/06..................      5,008,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $  500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                6.50%, 08/01/07
                Insured: FSA.....................  $     553,125
  2,500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.88%, 08/01/11..................      2,715,625
  1,000,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                5.80%, 08/01/12
                Insured: MBIA....................      1,077,500
  1,000,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/14
                Insured: FSA.....................      1,057,500
    250,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                Pre-refunded 02/01/11
                5.25%, 08/01/21
                Insured: MBIA....................        256,875
    500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/21..................        518,750
  1,500,000     Rhode Island Port Authority EDC,
                Shepard Building Project,
                Series B
                6.75%, 06/01/15
                Insured: AMBAC...................      1,635,000
    200,000     Rhode Island State, GO, Series A
                6.10%, 06/15/03..................        208,000
  1,410,000     Rhode Island State, GO, Series A
                6.25%, 06/15/07
                Insured: FGIC....................      1,473,450
    330,000     Rhode Island State, GO, Series A
                Pre-refunded 06/15/02
                6.25%, 06/15/07
                Insured: FGIC....................        345,675
  2,580,000     Rhode Island State
                Consolidated Capital
                Development Loan,
                GO, Series A
                5.25%, 09/01/08..................      2,670,300
  1,000,000     Rhode Island State
                Consolidated Capital
                Development Loan,
                GO, Series A
                5.25%, 07/15/10
                Insured: FGIC....................      1,032,500
  1,250,000     Rhode Island State
                Consolidated Capital
                Development Loan,
                GO, Series A
                5.20%, 09/01/11
                Insured: FGIC....................      1,281,250
  2,680,000     Rhode Island State
                Consolidated Capital
                Development Loan,
                GO, Series A
                5.00%, 09/01/14
                Insured: FGIC....................      2,616,350
  3,240,000     Rhode Island State
                Consolidated Capital
                Development Loan,
                GO, Series A
                5.50%, 09/01/15
                Insured: FGIC....................      3,292,650


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $2,425,000     Rhode Island State
                Consolidated Capital
                Development Loan,
                GO, Series A
                5.00%, 09/01/16
                Insured: FGIC....................  $   2,318,906
  1,120,000     Rhode Island State EDC Airport,
                Series A, AMT
                6.00%, 07/01/07
                Insured: FGIC....................      1,188,600
  1,620,000     Rhode Island State EDC Airport,
                Series B
                5.00%, 07/01/15
                Insured: FSA.....................      1,577,475
    500,000     Rhode Island State EDC Airport,
                Series B
                5.00%, 07/01/18
                Insured: FSA.....................        473,125
    500,000     Rhode Island State EDC Airport,
                Series B
                5.00%, 07/01/23
                Insured: FSA.....................        462,500
    225,000     Rhode Island State EDC Airport,
                Series B
                5.00%, 07/01/28
                Insured: FSA.....................        203,344
    750,000     Rhode Island State EDC,
                University of Rhode Island
                Steam Generation Facility Project
                5.00%, 11/01/19
                Insured: FSA.....................        707,813
  1,215,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                4.75%, 09/01/14..................      1,143,619
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                5.00%, 09/01/15..................        976,250
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                5.00%, 09/01/17..................        947,500
    500,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                6.00%, 09/01/20..................        513,750
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Brown University
                5.00%, 09/01/23..................        913,750
    275,000     Rhode Island State HEBC
                Higher Education Facility,
                Bryant College SP OB
                6.50%, 06/01/05
                Insured: MBIA....................        288,063
  1,420,000     Rhode Island State HEBC
                Higher Education Facility,
                Johnson & Wales
                5.50%, 04/01/18..................      1,437,750
    475,000     Rhode Island State HEBC
                Higher Education Facility,
                New England Institute
                6.00%, 03/01/15
                Insured: Connie Lee..............        493,406

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $  400,000     Rhode Island State HEBC
                Higher Education Facility,
                New England Institute
                5.90%, 03/01/10
                Insured: Connie Lee..............  $     413,500
    300,000     Rhode Island State HEBC
                Higher Education Facility,
                Providence College
                5.60%, 11/01/09
                Insured: MBIA....................        309,375
    500,000     Rhode Island State HEBC
                Higher Education Facility,
                Rhode Island School of Design
                5.63%, 06/01/16
                Insured: MBIA....................        506,875
  2,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Roger Williams
                5.13%, 11/15/14
                Insured: AMBAC...................      1,962,500
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Roger Williams
                5.25%, 11/15/16
                Insured: Connie Lee..............        978,750
  1,000,000     Rhode Island State HEBC
                Higher Education Facility,
                Roger Williams
                5.00%, 11/15/18
                Insured: AMBAC...................        931,250
    325,000     Rhode Island State HEBC
                Higher Education Facility,
                Roger Williams
                6.50%, 11/15/24
                Insured: Connie Lee..............        344,094
    300,000     Rhode Island State HEBC
                Higher Education Facility,
                Saint Antoine
                6.75%, 11/15/18
                LOC: Allied Island State HMFC....        324,375
    260,000     Rhode Island State HEBC
                Higher Education Facility,
                Salve Regina
                6.25%, 03/15/13
                Insured: Connie Lee..............        272,025
    180,000     Rhode Island State HEBC
                Higher Education Facility
                6.50%, 11/15/08
                Insured: Connie Lee..............        188,775


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $  175,000     Rhode Island State HEBC
                Higher Education Facility
                6.50%, 11/15/24
                Insured: Connie Lee..............  $     183,969
    500,000     Rhode Island State HEBC,
                Kent County Hospital
                7.00%, 07/01/10
                Insured: MBIA....................        517,220
  2,000,000     Rhode Island State HEBC,
                Landmark Medical
                5.60%, 10/01/12
                Insured: FSA.....................      2,032,500
    500,000     Rhode Island State HEBC,
                Miriam Hospital, Series B
                6.60%, 04/01/19..................        533,125
    850,000     Rhode Island State HMFC,
                Homeownership Opportunity,
                Series E-1
                7.50%, 10/01/11
                Insured: FHA.....................        872,670
  2,000,000     Rhode Island State HMFC,
                Homeownership Opportunity,
                Series 13
                6.70%, 10/01/15..................      2,107,500
    300,000     Rhode Island State HMFC
                Homeownership Opportunity,
                Series 17-A
                6.25%, 04/01/17..................        310,875
  2,000,000     Rhode Island State HMFC
                Homeownership Opportunity,
                Series 19-A
                5.70%, 04/01/15..................      2,040,000
  1,000,000     Rhode Island State HMFC
                Homeownership Opportunity,
                Series 22-A
                5.55%, 04/01/17..................      1,001,250
    500,000     Rhode Island State HMFC
                Homeownership Opportunity,
                Series 29-A
                5.05%, 10/01/15
                Insured: FHA.....................        473,750
  2,000,000     Rhode Island State HMFC,
                Homeownership Opportunity
                Series 30-A
                4.90%, 10/01/14
                Insured: GNMA/FNMA...............      1,957,500
  1,500,000     Rhode Island State HMFC,
                Homeownership Opportunity,
                Series 33-B
                5.75%, 04/01/22..................      1,520,625
  2,000,000     Rhode Island State HMFC,
                Homeownership Opportunity,
                Series 34-A
                5.75%, 10/01/31..................      1,987,500
  1,000,000     Rhode Island State HMFC,
                Multi-Family Housing, Series A
                5.55%, 07/01/05
                Insured: AMBAC/FHA...............      1,032,500
    500,000     Rhode Island State HMFC
                Multifamily Housing, Series A
                5.60%, 07/01/10
                Insured: AMBAC...................        519,375


                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                RHODE ISLAND (CONTINUED)

 $  500,000     Rhode Island State HMFC
                Multifamily Housing, Series A
                6.15%, 07/01/17
                Insured: AMBAC...................  $     517,500
  1,250,000     Rhode Island State HMFC
                Rental Housing Program, Series A
                5.65%, 10/01/07..................      1,278,125
    500,000     Rhode Island State
                Industrial Facilities Corp.,
                Industrial Development Revenue,
                Cre Corp. Project
                6.50%, 03/01/14
                LOC: Fleet Bank..................        536,875
  2,750,000     Rhode Island State
                Industrial Facilities Corp.,
                Revenue Marine Terminal,
                Mobil Oil Refining
                6.00%, 11/01/14..................      2,887,500
  1,000,000     Rhode Island State
                Turnpike & Bridge Authority
                5.00%, 12/01/11..................        991,250
    400,000     Rhode Island State
                Turnpike & Bridge Authority
                5.35%, 12/01/17..................        390,500
    100,000     South Kingstown, GO, Series B
                5.50%, 06/15/10
                Insured: FSA.....................        104,875
    500,000     South Kingstown, GO
                6.25%, 06/15/19
                Insured: FGIC....................        536,250
  1,180,000     Warwick, GO, Series A
                5.00%, 03/01/15
                Insured: FGIC....................      1,149,025
  1,205,000     Warwick, GO, Series A
                5.00%, 03/01/16
                Insured: FGIC....................      1,164,331
    140,000     Westerly, GO
                6.00%, 09/15/14
                Insured: AMBAC...................        146,825
                                                   -------------
                                                     100,268,688
                                                   -------------

                WASHINGTON - 0.45%

  1,000,000     Seattle, GO, Series E
                4.85%, 12/15/12 (A)..............        532,500
                                                   -------------

                WISCONSIN - 0.44%

    500,000     Milwaukee County, GO, Series A
                5.70%, 09/01/15..................        526,875
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    116,898,706
                                                   -------------
                (Cost $115,683,991)


   SHARES                                             VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 0.81%

    317,393     Dreyfus Tax-Exempt Cash
                Management Fund..................  $     317,393
    648,906     Federated Tax-Free
                Obligations Fund ................        648,906
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        966,299
                                                   -------------
                (Cost $966,299)

TOTAL INVESTMENTS - 99.01%.......................    117,865,005
                                                   -------------
(Cost $116,650,290)

NET OTHER ASSETS AND LIABILITIES - 0.99%.........      1,173,222
                                                   -------------
NET ASSETS - 100.00%.............................  $ 119,038,227
                                                   =============

----------------------------
(A) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
AMBAC      American Municipal Bond Assurance Corp.
Connie Lee College Construction Loan Association
EDC        Economic Development Corp.
FGIC       Federal Guaranty Insurance Corp.
FHA        Federal Housing Authority
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Company
FSA-CR     FSA Custodian Receipts
GNMA       Government National Mortgage Association
GO         General Obligation
HEBC       Health and Education Building Corp.
HMFC       Housing and Mortgage Finance Corp.
LOC        Line of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SP OB      Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL BONDS - 100.22%


                ALASKA - 2.86%

 $5,050,000     Anchorage, GO
                6.00%, 10/01/04
                Insured: FGIC....................  $   5,308,812
  3,000,000     North Slope Boro,
                Capital Appreciation,
                Series B, GO
                4.68%, 01/01/03 (B)
                Insured: MBIA....................      2,707,500
                                                   -------------
                                                       8,016,312
                                                   -------------

                ARIZONA - 1.49%

  4,000,000     Pima County
                Unified School District No. 1
                Tucson, GO
                5.88%, 07/01/14
                Insured: FGIC....................      4,140,000
                                                   -------------

                CALIFORNIA - 1.70%

  1,500,000     California State, GO
                5.50%, 02/01/10..................      1,610,625
  1,830,000     California State HFA,
                Home Mortgage, Series K
                5.95%, 08/01/10
                Insured: MBIA....................      1,935,225
  1,135,000     Los Angeles County,
                Metropolitan Transportation
                Authority,
                Series A
                5.70%, 07/01/12
                Insured: AMBAC...................      1,201,681
                                                   -------------
                                                       4,747,531
                                                   -------------

                COLORADO - 2.55%

  1,250,000     Colorado Department of
                Transportation, RAN
                6.00%, 06/15/12
                Insured: AMBAC...................      1,351,562
  3,500,000     Colorado Department of
                Transportation, RAN
                6.00%, 06/15/15
                Insured: AMBAC...................      3,731,875
  2,000,000     Denver, Multi-Family
                Housing Authority
                Revenue, Section 8, Series A
                5.35%, 10/01/12
                Insured: HUD.....................      2,010,000
                                                   -------------
                                                       7,093,437
                                                   -------------

                CONNECTICUT - 1.02%

  2,750,000     Connecticut State
                Special Tax Obligation
                Authority Revenue,
                Transportation Infrastructure,
                Series B
                5.50%, 10/01/12
                Insured: MBIA....................      2,849,687
                                                   -------------

                DISTRICT OF COLUMBIA - 4.36%

  2,000,000     District of Columbia, GO Series A
                5.88%, 06/01/05
                Insured: FS-CR...................      2,100,000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                DISTRICT OF COLUMBIA (CONTINUED)

 $2,500,000     District of Columbia, GO Series A
                5.00%, 06/01/15
                Insured: MBIA....................  $   2,387,500
  2,000,000     District of Columbia, GO Series B
                5.50%, 06/01/10
                Insured: FSA.....................      2,090,000
  1,000,000     District of Columbia,
                Georgetown University, Series A
                5.95%, 04/01/14
                Insured: MBIA....................      1,052,500
  4,500,000     Washington Convention
                Center Revenue,
                Senior Lien
                5.25%, 10/01/14
                Insured: AMBAC...................      4,505,625
                                                   -------------
                                                      12,135,625
                                                   -------------

                FLORIDA - 1.85%

  2,000,000     Florida State Board of Education
                Capital Outlay, GO,
                Series E
                5.70%, 06/01/14..................      2,045,000
  2,900,000     Florida State Department of
                Environmental Protection Revenue,
                Series A
                5.75%, 07/01/08
                Insured: FGIC....................      3,099,375
                                                   -------------
                                                       5,144,375
                                                   -------------

                GEORGIA - 4.04%

  1,000,000     Georgia State, GO, Series B
                5.75%, 08/01/08..................      1,072,500
  3,000,000     Georgia State, GO, Series D
                5.80%, 11/01/10..................      3,255,000
  4,000,000     Georgia State, GO, Series D
                5.80%, 11/01/12..................      4,310,000
  2,555,000     Georgia State, GO, Series E
                5.50%, 07/01/03..................      2,625,262
                                                   -------------
                                                      11,262,762
                                                   -------------

                HAWAII - 1.36%

  3,330,000     Hawaii State, GO Series CM
                6.50%, 12/01/14
                Insured: FGIC....................      3,792,037
                                                   -------------

                ILLINOIS - 0.74%

  2,000,000     Chicago O'Hare
                International Airport Revenue,
                Passenger Facilities Charge,
                Series A
                5.63%, 01/01/12
                Insured: AMBAC...................      2,060,000
                                                   -------------

                INDIANA - 0.70%

  1,900,000     Indiana State
                Revolving Fund Program,
                Series A
                5.90%, 02/01/03..................      1,954,625
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MAINE - 1.89%

 $1,500,000     Maine Health & Higher Educational
                Facilities Authority Revenue,
                Series A
                4.75%, 07/01/13
                Insured: MBIA....................  $   1,438,125
  1,705,000     Maine Municipal
                Bond Bank Revenue,
                Series A
                5.25%, 11/01/08
                Insured: FSA.....................      1,771,069
  2,000,000     Maine State
                Housing Authority Revenue,
                Series C-1
                5.70%, 11/15/15..................      2,045,000
                                                   -------------
                                                       5,254,194
                                                   -------------

                MASSACHUSETTS - 12.66%

  1,365,000     Holyoke, GO Series A
                5.60%, 06/15/10
                Insured: FSA.....................      1,431,544
  1,290,000     Massachusetts Bay
                Transportation Authority Revenue,
                General Transportation Systems,
                Series A
                5.50%, 03/01/12
                Insured: MBIA....................      1,352,887
  1,000,000     Massachusetts Bay
                Transportation Authority Revenue,
                General Transportation Systems,
                Series C
                5.50%, 03/01/08..................      1,051,250
  3,000,000     Massachusetts Bay
                Transportation Authority,
                Revenue Assessment, Series A
                5.75%, 07/01/14..................      3,153,750
  2,000,000     Massachusetts Municipal
                Wholesale Electric Co.
                Power Supply System
                5.15%, 07/01/16
                Insured: AMBAC...................      1,922,500
  2,000,000     Massachusetts State,
                Consolidated Loan, GO, Series B
                5.50%, 06/01/11
                Insured: FGIC....................      2,077,500
  1,500,000     Massachusetts State,
                Consolidated Loan, GO, Series B
                5.13%, 06/01/12
                Insured: FGIC....................      1,516,875
  1,500,000     Massachusetts State,
                Consolidated Loan, GO, Series C
                5.00%, 08/01/14
                Insured: AMBAC...................      1,481,250
  1,000,000     Massachusetts State HEFA
                Dana Farber Cancer Project,
                Series G-1
                6.25%, 12/01/08..................      1,041,250
  1,000,000     Massachusetts State HEFA
                Eye & Ear Infirmary, Series B
                5.25%, 07/01/11
                Insured: ACA.....................        996,250
  1,000,000     Massachusetts State HEFA
                Suffolk University Project,
                Series C
                5.85%, 07/01/16
                Insured: Connie Lee..............      1,035,000
    475,000     Massachusetts State HFA
                Multi-Family Housing Project,
                Series A
                5.60%, 07/01/07
                Insured: MBIA....................        496,375


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $  475,000     Massachusetts State HFA
                Multi-Family Housing Project,
                Series A
                5.70%, 07/01/08
                Insured: MBIA....................  $     496,969
  1,090,000     Massachusetts State IFA
                Assumption College Issue
                5.88%, 07/01/11
                Insured: Connie Lee..............      1,160,850
  1,250,000     Massachusetts State IFA
                Ogden Haverhill Project,
                Series A, AMT
                5.15%, 12/01/07..................      1,207,812
  1,710,000     Massachusetts State IFA
                Ogden Project, Series A
                4.95%, 12/01/06..................      1,650,150
  1,595,000     Massachusetts State IFA
                Refusetech, Inc.
                Project, Series A
                6.15%, 07/01/02..................      1,616,931
  3,220,000     Massachusetts State IFA
                Refusetech, Inc.
                Project, Series A
                6.30%, 07/01/05..................      3,320,625
  5,000,000     New England Education
                Loan Marketing Corp., Series A
                5.70%, 07/01/05..................      5,193,750
  3,000,000     New England Education
                Loan Marketing Corp., Series F
                5.63%, 07/01/04..................      3,071,250
                                                   -------------
                                                      35,274,768
                                                   -------------

                MICHIGAN - 2.29%

  3,250,000     Michigan State
                Building Authority,
                Facilities Program, Series I
                4.75%, 10/15/13
                Insured: MBIA....................      3,111,875
  3,220,000     Michigan State House of
                Representatives, COP
                5.25%, 08/15/14
                Insured: AMBAC...................      3,272,325
                                                   -------------
                                                       6,384,200
                                                   -------------

                MINNESOTA - 0.91%

  2,490,000     Northern Municipal Power Agency,
                Minnesota Electric System
                5.25%, 01/01/12
                Insured: FSA.....................      2,533,575
                                                   -------------

                MISSISSIPPI - 0.74%

  2,000,000     Mississippi State
                Highway Authority
                Revenue, Four Lane
                Highway Project
                5.25%, 06/01/06..................      2,057,500
                                                   -------------

                MISSOURI - 1.09%

  3,000,000     St. Charles County,
                Public Water Supply
                District No. 2, COP, Series A
                5.50%, 12/01/14
                Insured: MBIA....................      3,041,250
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEBRASKA - 2.35%

 $3,625,000     Nebraska State,
                American Public
                Energy Agency Revenue,
                Public Gas Agency Project,
                Series A
                5.25%, 06/01/11
                Insured: AMBAC...................  $   3,498,125
  3,000,000     Nebraska Investment
                Finance Authority,
                Single Family Housing Revenue,
                Series A
                5.75%, 09/01/25..................      3,048,750
                                                   -------------
                                                       6,546,875
                                                   -------------

                NEVADA - 2.76%

  3,000,000     Las Vegas, GO
                Pre-refunded 04/01/02
                6.60%, 10/01/10
                Insured: FGIC....................      3,146,250
  3,250,000     Las Vegas Convention &
                Visitors Authority
                6.00%, 07/01/13
                Insured: AMBAC...................      3,489,687
  1,000,000     Nevada State, GO,
                Capital Improvement &
                Cultural Affairs,
                Series A
                5.50%, 02/01/11..................      1,041,250
                                                   -------------
                                                       7,677,187
                                                   -------------

                NEW HAMPSHIRE - 1.44%

  1,000,000     New Hampshire
                Higher Education & Health
                Facilities Authority Revenue,
                Kendal at Hanover Project
                5.80%, 10/01/12
                LOC: Bank of Ireland.............      1,008,750
  2,000,000     New Hampshire
                Municipal Bond Bank, GO,
                Series B
                5.25%, 08/15/11
                Insured: FSA.....................      2,067,500
    900,000     New Hampshire State HFA,
                Single-Family Mortgage Project,
                Series B
                5.85%, 07/01/10
                Insured: FHA.....................        928,125
                                                   -------------
                                                       4,004,375
                                                   -------------

                NEW JERSEY - 2.31%

  3,000,000     New Jersey State Transportation
                Trust Fund Revenue,
                Transportation System, Series A
                5.50%, 06/15/08..................      3,157,500
  3,000,000     New Jersey State
                Turnpike Authority,
                Series A
                6.00%, 01/01/11
                Insured: MBIA....................      3,277,500
                                                   -------------
                                                       6,435,000
                                                   -------------

                NEW YORK - 12.70%

  1,500,000     Long Island
                Power Authority Revenue,
                New York Electric System,
                Series A
                5.50%, 12/01/12
                Insured: FSA.....................      1,575,000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NEW YORK (CONTINUED)

 $1,000,000     Metropolitan Transportation
                Authority Revenue,
                Commuter Facilities, Series A
                5.75%, 07/01/11
                Insured: FGIC....................  $   1,060,000
  1,530,000     Metropolitan Transportation
                Authority Revenue,
                Commuter Facilities, Series A
                5.50%, 07/01/15
                Insured: FSA-CR..................      1,558,688
  1,740,000     Metropolitan Transportation
                Authority Revenue,
                Transportation Service Contract,
                Series R
                5.50%, 07/01/14..................      1,761,750
  5,000,000     New York City, GO, Series A
                5.25%, 08/01/06..................      5,143,750
  1,080,000     New York City, GO, Series C
                5.25%, 08/15/11..................      1,097,550
  1,000,000     New York City, GO, Series D
                6.00%, 02/15/09..................      1,053,750
    600,000     New York City, GO, Series D
                6.00%, 02/15/12..................        627,000
  2,000,000     New York City, GO, Series F
                5.75%, 02/01/10..................      2,100,000
  1,000,000     New York City, GO, Series F
                5.25%, 08/01/14..................        990,000
  1,000,000     New York State
                Dormitory Authority Revenue,
                Court Facilities Lease, Series A
                5.50%, 05/15/10..................      1,021,250
  2,100,000     New York State
                Energy Research & Development
                Authority, PCR,
                New York State
                Electric & Gas Corp.,
                Series D
                4.55%, 10/01/29 (A)..............      2,100,000
  3,000,000     New York State, GO,
                Series C
                5.38%, 10/01/11
                Insured: AMBAC-TCRS..............      3,086,250
  1,720,000     New York State HFA,
                Housing Mortgage Project,
                Series A
                5.80%, 11/01/09
                Insured: FSA.....................      1,812,450
  1,500,000     New York State
                Urban Development Authority,
                Correctional Capital Facilities
                5.00%, 01/01/13
                Insured: MBIA-IBC................      1,486,875
  7,225,000     New York State
                Urban Development Authority,
                Correctional Capital Facilities,
                Series A
                5.25%, 01/01/14
                Insured: FSA.....................      7,369,500
  1,505,000     New York State
                Urban Development Authority,
                Youth Facilities Project
                5.70%, 04/01/14
                Insured: MBIA....................      1,546,388
                                                   -------------
                                                      35,390,201
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                NORTH CAROLINA - 5.24%

 $4,000,000     North Carolina,
                Eastern Municipal
                Power Agency Revenue
                6.00%, 01/01/14..................  $   4,015,000
  2,000,000     North Carolina,
                Eastern Municipal
                Power Agency Revenue,
                Series B
                6.00%, 01/01/13
                Insured: FGIC-TCRS...............      2,070,000
  1,000,000     North Carolina,
                Eastern Municipal
                Power Agency Revenue,
                Series D
                5.88%, 01/01/14..................        996,250
  5,000,000     North Carolina,
                Eastern Municipal
                Power Agency Revenue,
                Series D
                5.60%, 01/01/16
                Insured: ACA IBC.................      4,937,500
  2,500,000     North Carolina State,
                Public Improvement, GO, Series A
                5.25%, 03/01/12..................      2,578,125
                                                   -------------
                                                      14,596,875
                                                   -------------

                OHIO - 1.80%

  2,495,000     Ohio State
                Higher Education Capital
                Facilities Authority, GO,
                Series A
                5.13%, 02/01/09..................      2,569,850
  2,280,000     Ohio State Infrastructure
                Improvement, GO, Series A
                5.75%, 02/01/11..................      2,453,850
                                                   -------------
                                                       5,023,700
                                                   -------------

                OKLAHOMA - 0.88%

  2,350,000     Enid, Municipal Authority
                Sales Tax & Utilities Revenue
                5.50%, 02/01/06
                Inusred: AMBAC...................      2,458,688
                                                   -------------

                OREGON - 0.75%

  2,000,000     Oregon State
                Department of Transportation,
                Highway Usertax Revenue
                5.75%, 11/15/15..................      2,095,000
                                                   -------------

                PENNSYLVANIA - 2.58%

  2,000,000     Pennsylvania State
                Higher Educational Facilities,
                University of Pennsylvania
                Health Services,
                Series A
                5.25%, 01/01/13
                Insured: MBIA....................      2,017,500
  2,000,000     Pennsylvania State HFA,
                Single-Family Mortgage,
                Series 50A
                6.00%, 10/01/13..................      2,090,000
  3,000,000     Philadelphia, Water & Wastewater
                Authority Revenue,
                Regular Fixed Airs Project
                5.65%, 06/15/12
                Insured: FGIC....................      3,078,750
                                                   -------------
                                                       7,186,250
                                                   -------------


  PAR VALUE                                            VALUE
 ----------                                        -------------

                PUERTO RICO - 1.15%

 $1,000,000     Puerto Rico Commonwealth, GO,
                Public Improvement
                5.25%, 07/01/10
                Insured: FSA-CR..................  $   1,057,500
  2,000,000     Puerto Rico Commonwealth, GO,
                Public Improvement
                5.50%, 07/01/12
                Insured: FSA-CR..................      2,155,000
                                                   -------------
                                                       3,212,500
                                                   -------------

                RHODE ISLAND - 2.30%

  1,110,000     Rhode Island HMFC,
                Homeownership Opportunity,
                Series 15-B
                6.20%, 10/01/06..................      1,172,438
  2,500,000     Rhode Island HMFC,
                Homeownership Opportunity,
                Series 19-A
                5.70%, 04/01/15..................      2,550,000
  1,550,000     Rhode Island HMFC,
                Homeownership Opportunity,
                Series 33-B, AMT
                5.75%, 04/01/22..................      1,571,313
  1,015,000     Rhode Island Port Authority &
                Economic Development Revenue,
                Shepard Building Project,
                Pre-refunded 06/01/04, Series B
                6.75%, 06/01/15
                Insured: AMBAC...................      1,106,350
                                                   -------------
                                                       6,400,101
                                                   -------------

                SOUTH CAROLINA - 0.78%

  1,000,000     South Carolina State, GO,
                Highway System, Series A
                4.60%, 05/01/12..................        961,250
  1,150,000     South Carolina State
                Public Service Authority Revenue,
                Series B
                5.88%, 01/01/14
                Insured: FGIC....................      1,204,625
                                                   -------------
                                                       2,165,875
                                                   -------------

                TENNESSEE - 1.26%

  3,400,000     Metropolitan Nashville
                Airport Authority,
                Tennessee Airport Revenue, Series C
                6.60%, 07/01/15
                Insured: FGIC....................      3,515,158
                                                   -------------

                TEXAS - 6.97%

  5,050,000     Dallas-Fort Worth
                Regional Airport,
                Joint Revenue, Series A
                6.00%, 11/01/09
                Insured: MBIA....................      5,283,563
  2,150,000     Houston, GO, Series C
                6.00%, 04/01/04..................      2,249,438
  5,000,000     Houston,
                Water & Sewer System Revenue,
                Junior Lien, Series C
                4.48%, 12/01/04 (B)
                Insured: AMBAC...................      4,125,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                TEXAS (CONTINUED)

 $2,050,000     Port of Houston Authority,
                Harris County, Series A, AMT
                3.80%, 10/01/03..................  $   1,968,759
  2,700,000     Tarrant County,
                Health Facilities Development
                Corp. Authority,
                Harris Methodist Health
                System Project,
                Series A
                5.13%, 09/01/12
                Insured: AMBAC...................      2,706,750
  3,015,000     Texas Municipal Power Agency
                Revenue
                Pre-refunded 09/01/02
                5.75%, 09/01/12
                Insured: MBIA....................      3,086,606
                                                   -------------
                                                      19,420,116
                                                   -------------

                VIRGINIA - 3.21%

  3,000,000     Richmond, GO
                5.13%, 01/15/07
                Insured: FSA.....................      3,082,500
  4,000,000     Virginia Commonwealth
                Transportation Board,
                Federal Highway Reimbursement
                Anticipation Note
                5.50%, 10/01/03..................      4,115,000
  1,655,000     Virginia State
                Housing Development Authority,
                Multi-Family Housing, Series H
                5.70%, 11/01/07..................      1,733,613
                                                   -------------
                                                       8,931,113
                                                   -------------

                WASHINGTON - 6.03%

  2,300,000     Seattle Municipal Light &
                Power Authority Revenue
                5.88%, 10/01/10..................      2,495,500
  3,000,000     Washington State
                Public Power Supply System,
                Nuclear Project No. 1, Series A
                5.00%, 07/01/13..................      2,925,000
  2,500,000     Washington State
                Public Power Supply System,
                Nuclear Project No. 1, Series B
                5.13%, 07/01/14..................      2,456,250
  2,000,000     Washington State
                Public Power Supply System,
                Nuclear Project No. 3, Series A
                4.23%, 07/01/13 (B)
                Insured: BIG.....................      1,007,500
  7,800,000     Washington State
                Public Power Supply System,
                Aces. & Inverse floater
                5.40%, 07/01/12
                Insured: FSA-CR..................      7,926,750
                                                   -------------
                                                      16,811,000
                                                   -------------

                WEST VIRGINIA - 0.93%

  2,500,000     West Virginia State,
                College Revenue
                5.75%, 04/01/04
                Insured: AMBAC...................      2,603,124
                                                   -------------


  PAR VALUE                                            VALUE
 ----------                                        -------------

                WISCONSIN - 0.74%

 $2,020,000     Wisconsin State
                Transportation Revenue,
                Series B
                5.25%, 07/01/11
                Insured: FGIC....................  $   2,065,450
                                                   -------------

                WYOMING - 1.79%

  5,000,000     Lincoln County, PCR,
                Exxon Project,
                Series B
                4.55%, 11/01/14 (A)..............      5,000,000
                                                   -------------
                TOTAL MUNICIPAL BONDS ...........    279,280,466
                                                   -------------
                (Cost $273,890,783)

    SHARES
  ----------

INVESTMENT COMPANIES - 1.10%

    335,451     Dreyfus Tax-Exempt
                Cash Management .................        335,451
  2,715,152     Federated Investors Tax-Free
                Obligations Fund.................      2,715,152
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      3,050,603
                                                   -------------
                (Cost $3,050,603)

TOTAL INVESTMENTS - 101.32%......................    282,331,069
                                                   -------------
(Cost $276,941,386)

NET OTHER ASSETS AND LIABILITIES - (1.32)%.......     (3,670,514)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 278,660,555
                                                   =============

---------------------------------
(A) Variable rate bond. Rate shown reflects the rate in effect at October 31, 2000.
(B) Zero coupon bond. Rate shown reflects the effective yield to maturity at time of purchase.
ACA        American Capital Access
AMBAC      American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College Construction Loan Association
COP        Certificate of Participation
FGIC       Federal Guaranty Insurance Corp.
FHA        Federal Housing Authority
FSA        Financial Security Assurance Co.
FSA-CR     FSA Custodial Receipts
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
HMFC       Housing and Mortgage Finance Corp.
HUD        Department of Housing and Urban Development
IBC        Insured Bond Certificate
IFA        Industrial Finance Agency
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
RAN        Revenue Anticipation Notes
TCRS       Transferable Custodial Receipts

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL BONDS - 98.57%


                CALIFORNIA - 1.09%

 $1,660,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue,
                American Airlines, Los Angeles
                International Airport, Series E
                4.65%, 12/01/24 (A)
                LOC: Wachovia Bank, N.A..........  $   1,660,000
                                                   -------------

                CONNECTICUT - 81.58%

  1,435,000     Bridgeport, GO, Series A
                6.50%, 09/01/08
                Insured: AMBAC...................      1,598,231
  1,550,000     Bridgeport, GO, Series A
                5.45%, 03/01/11
                Insured: AMBAC...................      1,608,125
  2,000,000     Bridgeport, GO, Series A
                6.00%, 07/15/13
                Insured: FGIC....................      2,162,500
  3,000,000     Bristol Resource
                Recovery Facility,
                Operation Committee Solid Waste,
                Ogden Martin System
                6.50%, 07/01/14..................      3,131,250
  2,025,000     Connecticut State,
                GO, Series A
                5.25%, 06/15/10..................      2,106,000
  3,000,000     Connecticut State,
                GO, Series A
                5.25%, 03/15/13..................      3,052,500
  2,500,000     Connecticut State,
                GO, Series A
                5.25%, 03/15/14..................      2,534,375
  1,000,000     Connecticut State,
                GO, Series B
                5.75%, 11/01/11..................      1,076,250
  1,500,000     Connecticut State,
                GO, Series C
                5.80%, 08/15/08..................      1,576,875
  1,500,000     Connecticut State
                Clean Water Fund
                5.25%, 07/15/11..................      1,552,500
  1,000,000     Connecticut State
                Clean Water Fund
                6.00%, 10/01/12..................      1,100,000
  1,000,000     Connecticut State,
                Unrefunded Balance, Series A, GO
                6.25%, 05/15/06..................      1,083,750
  1,615,000     Connecticut State HEFA
                Bridgeport Hospital, Series C
                5.25%, 07/01/15
                Insured: Connie Lee..............      1,610,962
  2,000,000     Connecticut State HEFA
                 Greenwich Hospital, Series A
                5.75%, 07/01/16
                Insured: MBIA....................      2,075,000
  2,500,000     Connecticut State HEFA
                Hospital For Special Care,
                Series B
                5.38%, 07/01/17
                Insured: ACA-CBI.................      2,368,750


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $2,740,000     Connecticut State HEFA
                Hospital of Saint Raphael,
                Series H
                5.30%, 07/01/10
                Insured: AMBAC...................  $   2,835,900
  1,000,000     Connecticut State HEFA
                New Britain General Hospital,
                Series B
                6.00%, 07/01/09
                Insured: AMBAC...................      1,063,750
  1,000,000     Connecticut State HEFA
                New Horizons VLG Project
                7.05%, 11/01/09
                Insured: AMBAC-TCRS..............      1,107,500
  1,110,000     Connecticut State HEFA
                Newington Childrens Hospital,
                Series A
                5.85%, 07/01/07
                Insured: MBIA....................      1,173,825
  1,390,000     Connecticut State HEFA
                Sacred Heart, Series E
                4.65%, 07/01/11
                Insured: Asset Guaranty..........      1,322,237
  3,400,000     Connecticut State HEFA
                Sacred Heart, Series E
                4.90%, 07/01/13
                Insured: Asset Guaranty..........      3,234,250
  1,000,000     Connecticut State HEFA
                Sharon Health Care
                6.00%, 11/01/09
                Insured: AMBAC-TCRS..............      1,066,250
  2,000,000     Connecticut State HEFA
                Stamford Hospital, Series F
                5.40%, 07/01/09
                Insured: MBIA....................      2,077,500
  2,000,000     Connecticut State HEFA
                Trinity College, Series E
                5.80%, 07/01/16
                Insured: MBIA....................      2,075,000
  1,000,000     Connecticut State HEFA
                Yale-New Haven Hospital, Series H
                5.63%, 07/01/16
                Insured: MBIA....................      1,017,500
  3,215,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series A-1
                5.95%, 05/15/11..................      3,359,675
  1,350,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series A
                6.20%, 05/15/14..................      1,402,312
  1,000,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series A-3
                5.95%, 05/15/17..................      1,030,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $2,000,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series B
                6.00%, 11/15/15..................  $   2,080,000
    230,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series B-1
                6.00%, 05/15/08..................        242,362
  1,010,000     Connecticut State HFA |
                Housing Mortgage Finance Program,
                Series C-1
                6.00%, 11/15/10..................      1,059,238
    430,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series E
                6.20%, 05/15/14..................        448,813
  4,200,000     Connecticut State HFA
                Housing Mortgage Finance Program,
                Series E-1
                5.90%, 05/15/15..................      4,347,000
  1,030,000     Connecticut State
                Higher Education
                Supplemental Loan Authority
                Family Educational Loan Program,
                Series A
                7.00%, 11/15/05..................      1,060,673
  1,215,000     Connecticut State
                Higher Education
                Supplemental Loan Authority
                Family Education Loan Program,
                Series A
                5.63%, 11/15/11
                Insured: AMBAC...................      1,280,306
  6,125,000     Connecticut State
                Resource Recovery Authority
                American Fuel Co., Series A
                5.13%, 11/15/14
                Insured: MBIA....................      5,987,188
  2,500,000     Connecticut State
                Resource Recovery Authority,
                Bridgeport Resco Co. Project,
                Series B
                5.00%, 01/01/07
                Insured: MBIA....................      2,546,875
  3,000,000     Connecticut State
                Resource Recovery Authority,
                Bridgeport Resco LP Co. Project,
                Series B
                5.13%, 01/01/09
                Insured: MBIA....................      3,078,750
  4,750,000     Connecticut State
                Resource Recovery Authority
                Mid-Connecticut Systems,
                Series A
                6.25%, 11/15/05
                Insured: MBIA....................      5,124,063
  2,275,000     Connecticut State
                Resource Recovery Authority
                Mid-Connecticut Systems,
                Series A
                6.25%, 11/15/06
                Insured: MBIA....................      2,465,531
  2,000,000     Connecticut State
                Resource Recovery Authority
                Mid-Connecticut Systems,
                Series A
                5.38%, 11/15/10
                Insured: MBIA....................      2,077,500


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $6,000,000     Connecticut State
                Resource Recovery Authority
                Mid-Connecticut Systems,
                Series A
                5.50%, 11/15/11
                Insured: MBIA....................  $   6,240,000
  1,160,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.70%, 06/01/12
                Insured: FGIC....................      1,209,300
  2,000,000     Connecticut State,
                SP OB Transportation
                Infrastructure,
                Pre-refunded 10/01/04
                6.10%, 10/01/12
                Insured: FGIC....................      2,132,500
  1,000,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.60%, 06/01/13
                Insured: FGIC....................      1,032,500
  2,100,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series A
                5.25%, 10/01/14
                Insured: FGIC....................      2,123,625
  2,000,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series B
                5.40%, 10/01/10
                Insured: MBIA....................      2,082,500
  3,920,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series B
                5.50%, 10/01/11
                Insured: FGIC....................      4,096,400
  1,445,000     Connecticut State,
                SP OB Transportation
                Infrastructure, Series C
                6.25%, 10/01/03
                Insured: FGIC....................      1,517,250
  2,000,000     Connecticut State
                Special Assessment
                Second Injury Fund, Series A
                5.25%, 01/01/10
                Insured: FSA.....................      2,075,000
  1,000,000     Connecticut State
                Special Assessment
                Second Injury Fund, Series A
                5.25%, 01/01/11
                Insured: AMBAC...................      1,025,000
  2,775,000     Eastern Connecticut
                Resource Recovery
                Authority, Solid Waste Revenue,
                Wheelabrator Lisbon Project,
                Series A
                5.50%, 01/01/14..................      2,442,000
    500,000     Hartford, GO
                5.70%, 10/01/12
                Insured: FGIC....................        524,375
  1,000,000     Hartford, GO
                5.75%, 10/01/13
                Insured: FGIC....................      1,045,000
  1,340,000     Hartford, GO
                4.70%, 01/15/15
                Insured: FGIC....................      1,246,200
  1,875,000     New Haven, GO, Series A
                4.70%, 02/01/15
                Insured: FGIC....................      1,743,750


                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                CONNECTICUT (CONTINUED)

 $1,000,000     Norwich, GO
                5.00%, 05/01/04..................  $   1,017,500
    985,000     South Central Connecticut
                Regional
                Water Authority Water System,
                Series A
                6.00%, 08/01/09
                Insured: MBIA....................      1,040,406
  1,045,000     South Central Connecticut
                Regional
                Water Authority Water System,
                Series A
                6.00%, 08/01/10
                Insured: MBIA....................      1,102,475
  1,000,000     University of Connecticut,
                Series A
                5.25%, 04/01/14
                Insured: MBIA....................      1,010,000
  1,400,000     Waterbury, GO
                4.80%, 02/15/12..................      1,358,000
  1,470,000     Waterbury, GO
                4.90%, 02/15/13..................      1,422,225
  1,395,000     Waterbury, GO
                5.00%, 02/15/14..................      1,356,638
    550,000     Westport, GO
                5.38%, 08/15/14..................        565,125
  1,550,000     Westport, GO
                5.38%, 08/15/15..................      1,582,938
                                                   -------------
                                                     124,191,773
                                                   -------------

                GEORGIA - 1.38%

  2,000,000     Georgia State, GO, Series E
                6.00%, 07/01/04..................      2,102,500
                                                   -------------

                NEW YORK - 0.66%

  1,000,000     New York State Energy Research &
                Development Authority, PCR,
                New York State
                Electric & Gas Corp.,
                Series D
                4.55%, 10/01/29 (B)..............      1,000,000
                                                   -------------

                PUERTO RICO - 13.86%

  4,500,000     Puerto Rico Commonwealth,
                Capital Appreciation, GO
                4.82%, 07/01/14 (C)
                Insured: FSA-CR..................      2,221,875
  2,615,000     Puerto Rico Commonwealth
                Highway &
                Transportation Authority
                5.25%, 07/01/14
                Insured: MBIA....................      2,673,838
    700,000     Puerto Rico Commonwealth
                Highway & Transportation
                Authority,
                Series X
                5.30%, 07/01/04..................        721,000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                PUERTO RICO  (CONTINUED)

 $2,500,000     Puerto Rico Commonwealth
                Infrastructure
                Finance Authority,
                Series A
                5.25%, 07/01/10
                Insured: AMBAC...................  $   2,634,375
  1,250,000     Puerto Rico Commonwealth,
                Public Improvement, GO
                5.25%, 07/01/10
                Insured: FSA-CR..................      1,321,875
  3,500,000     Puerto Rico
                Electric Power Authority,
                Series DD
                5.25%, 07/01/14
                Insured: FSA.....................      3,578,750
  1,000,000     Puerto Rico
                Electric Power Authority,
                Series Z
                5.50%, 07/01/14
                Insured: FSA-CR..................      1,031,250
    725,000     Puerto Rico
                Industrial Tourist Educational
                Medical & Environmental Control
                Facilities,
                Inter American University,
                Series A
                5.25%, 10/01/12
                Insured: MBIA....................        753,094
    975,000     Puerto Rico
                Industrial Tourist Educational
                Medical & Environmental Control
                Facilities,
                Inter American University,
                Series A
                5.38%, 10/01/13
                Insured: MBIA....................      1,015,219
    650,000     Puerto Rico
                Industrial Tourist Educational
                Medical & Environmental Control
                Facilities,
                Inter American University,
                Series A
                5.50%, 10/01/14
                Insured: MBIA....................        677,625
  2,650,000     Puerto Rico
                Municipal Finance Agency,
                Series A
                6.00%, 07/01/09
                Insured: FSA.....................      2,845,438
  1,500,000     Puerto Rico
                Municipal Finance Agency,
                GO, Series A
                5.75%, 08/01/12
                Insured: FSA.....................      1,623,750
                                                   -------------
                                                      21,098,089
                                                   -------------
                TOTAL MUNICIPAL BONDS ...........    150,052,362
                                                   -------------
                (Cost $148,055,490)

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


   SHARES                                               VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 0.26%

    240,325     Dreyfus Tax-Exempt Cash
                Management Fund..................  $     240,325
    156,339     Federated Tax-Free
                Obligations Fund.................        156,339
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......        396,664
                                                   -------------
                (Cost $396,664)

TOTAL INVESTMENTS - 98.83%.......................    150,449,026
                                                   -------------
(Cost $148,452,154)

NET OTHER ASSETS AND LIABILITIES - 1.17%.........      1,778,264
                                                   -------------
NET ASSETS - 100.00%.............................  $ 152,227,290
                                                   =============

----------------------------
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bond and notes have demand features which matures within one year. The interest rate shown reflects the rate in effect at October 31, 2000.
(B)        Variable rate bond. Rate shown reflects rate in effect at
           October 31, 2000.
(C) Zero coupon bond. Rate shown reflects effective yield to maturity at time of purchase. ACA American Capital Access ACA-CBI ACA Certificate of Bond Insurance
AMBAC      American Municipal Bond Assurance Corp.
Connie Lee College Construction Loan Association
FGIC       Federal Guaranty Insurance Corp.
FSA        Financial Security Assurance Company
FSA-CR     FSA Custodial Receipts
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
MBIA       Municipal Bond Insurance Association
SP OB      Special Obligation
TCRS       Transferable Custodial Receipts


                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL BONDS - 94.82%


                FLORIDA - 89.84%

 $  130,000     Brevard County, Housing & Finance
                Authority, Series B
                7.00%, 03/01/13
                Insured: FSA.....................  $     134,104
  1,000,000     Cape Coral, SP OB,
                Water Improvement
                6.38%, 06/01/09
                Insured: FSA.....................      1,047,500
  1,000,000     Dade County, Aviation Authority,
                Series A, AMT
                5.75%, 10/01/15
                Insured: MBIA....................      1,032,500
    205,000     Dade County,
                Housing & Finance Authority,
                Single Family Mortgage Revenue,
                Series D
                6.95%, 12/15/12
                Insured: FSA.....................        211,662
  2,140,000     Dade County, School Board COP,
                Series A
                Pre-refunded 05/01/04
                5.75%, 05/01/09
                Insured: MBIA....................      2,244,325
  1,000,000     Dade County, School Board COP,
                Series B
                Pre-refunded 08/01/06
                5.70%, 08/01/16
                Insured: AMBAC...................      1,065,000
  1,000,000     Dade County, School Board COP,
                Series B
                Pre-refunded 08/01/06
                5.60%, 08/01/26
                Insured: AMBAC...................      1,060,000
  1,000,000     Dade County, School District, GO
                6.00%, 07/15/06
                Insured: MBIA....................      1,068,750
  1,000,000     Dade County, Water & Sewer System
                6.25%, 10/01/06
                Insured: FGIC....................      1,083,750
  1,850,000     Dade County, GO, Series I
                6.90%, 07/01/04
                Insured: AMBAC...................      1,995,688
    185,000     Escambia County,
                Housing & Finance
                Authority, Single Family Mortgage
                Revenue, Series A, AMT
                7.30%, 10/01/17
                Insured: FHA.....................        188,700
  1,250,000     Florida State Board of Education
                Capital Outlay, GO,
                Public Education, Series B
                5.75%, 06/01/11
                Insured: MBIA....................      1,304,688
  1,000,000     Florida State Board of Education
                Capital Outlay, GO,
                Series A
                5.75%, 01/01/13..................      1,026,250
  1,000,000     Florida State Board of Education
                Capital Outlay, GO,
                Public Education, Series A
                5.75%, 06/01/13..................      1,060,000
  2,000,000     Florida State Bond Finance
                Department Revenue,
                Environmental Protection,
                Series 2000-B
                5.50%, 07/01/08
                Insured: FSA.....................      2,105,000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                FLORIDA (CONTINUED)

 $2,000,000     Florida State Bond Finance
                Department Revenue,
                Environmental Protection,
                Series 2000-A
                5.70%, 07/01/09
                Insured: AMBAC...................  $   2,090,000
  1,000,000     Florida State Bond Finance
                Department Revenue,
                Environmental Protection,
                Series 2000-A
                5.50%, 07/01/12
                Insured: MBIA....................      1,030,000
  1,500,000     Florida State
                Educational Lottery Revenue,
                Series C
                5.00%, 07/01/13
                Insured: FGIC....................      1,490,625
  1,000,000     Florida State
                Educational Lottery Revenue,
                Series A
                5.00%, 07/01/15
                Insured: FGIC....................        975,000
  1,815,000     Florida State Housing & Finance
                Authority, Homeowner
                Mortgages, Series 1
                5.05%, 07/01/12
                Insured: MBIA....................      1,812,731
  1,980,000     Florida State Housing & Finance
                Authority, Plantation Colony
                Apartments, Series B
                5.70%, 10/01/24
                Insured: FNMA....................      2,059,200
  2,200,000     Florida State
                Jacksonville Transportation
                Senior Lien, GO
                6.00%, 07/01/08..................      2,381,500
  1,000,000     Florida State
                Jacksonville Transportation
                Senior Lien, GO
                Pre-refunded 07/01/02
                6.40%, 07/01/22..................      1,041,250
  2,000,000     Florida State Turnpike Authority
                Revenue, Series A
                5.25%, 07/01/11
                Insured: FGIC....................      2,032,500
  2,000,000     Gainesville,
                Utilities System Authority
                Revenue, Series B
                5.50%, 10/01/13..................      2,035,000
  2,000,000     Gulf Breeze, Series C
                5.00%, 12/01/14
                Insured: FGIC....................      1,970,000
  1,300,000     Hillsborough County, IDA,
                Allegheny Health Systems
                Pre-refunded 12/01/03
                6.38%, 12/01/12
                Insured: MBIA....................      1,371,500
  2,000,000     Hillsborough County,
                School Board COP,
                Pre-refunded 07/01/04
                5.90%, 07/01/09
                Insured: MBIA....................      2,130,000
  2,000,000     Hillsborough County,
                School Board COP,
                Master Lease Program
                Pre-refunded 07/01/05
                5.63%, 07/01/15
                Insured: AMBAC...................      2,125,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                FLORIDA (CONTINUED)

 $1,000,000     Indian Trace Community,
                Water Management, Series A-1
                5.50%, 05/01/07
                Insured: MBIA....................  $   1,048,750
  1,080,000     Jacksonville Electric Authority
                Water & Sewer Revenue, Series B
                5.50%, 10/01/05
                Insured: FGIC....................      1,125,900
  1,000,000     Lee County, Series A
                5.75%, 10/01/11
                Insured: MBIA....................      1,075,000
  2,000,000     Lee County,
                Water & Sewer Revenue,
                Series A
                5.00%, 10/01/14
                Insured: AMBAC...................      1,970,000
  1,000,000     Miami-Dade County,
                Aviation Authority
                Revenue, Series A, AMT
                5.25%, 10/01/07
                Insured: FGIC....................      1,031,250
  1,000,000     Orlando, Water &
                Electric Utilities
                Commission Revenue, Series A
                5.25%, 10/01/14..................      1,005,000
  1,500,000     Palm Beach County,
                Criminal Justice
                Facilities Revenue
                5.38%, 06/01/09
                Insured: FGIC....................      1,567,500
  1,990,000     Pinellas County, Sewer Revenue
                5.00%, 10/01/13
                Insured: FGIC....................      1,977,563
  2,500,000     Reedy Creek, Improvements, GO,
                Series A
                5.75%, 06/01/14
                Insured: MBIA....................      2,571,875
  1,000,000     Tampa, Health Systems Revenue,
                Catholic Health, Series A-2
                4.88%, 11/15/14
                Insured: AMBAC...................        958,750
                                                   -------------
                                                      55,503,811
                                                   -------------

                NEW YORK - 3.24%

  2,000,000     Long Island Power Authority
                Electric Systems Revenue,
                Series 6
                4.55%, 05/01/33 (A)
                LOC: ABN AMRO Bank, N.V.
                Morgan Guaranty Trust............      2,000,000
                                                   -------------

                PUERTO RICO - 1.74%

  1,000,000     Puerto Rico Municipal
                Finance Agency, GO, Series A
                5.50%, 08/01/09
                Insured: FSA.....................      1,073,749
                                                   -------------
                TOTAL MUNICIPAL BONDS ...........     58,577,560
                                                   -------------
                (Cost $58,089,174)


   SHARES                                              VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 4.19%

    417,515     Dreyfus Tax-Exempt Cash
                Management Fund..................  $     417,515
  2,169,493     Federated Tax-Free
                Obligations Fund.................      2,169,493
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      2,587,008
                                                   -------------
                (Cost $2,587,008)

TOTAL INVESTMENTS - 99.01%.......................     61,164,568
                                                   -------------
(Cost $60,676,181)

NET OTHER ASSETS AND LIABILITIES - 0.99%.........        608,476
                                                   -------------
NET ASSETS - 100.00%.............................  $  61,773,044
                                                   =============

---------------------------
(A) Variable rate bond. Rate shown reflects the rate in effect at October 31, 2000.
AMBAC    American Municipal Bond Assurance Corp.
COP      Certificates of Participation
FHA      Federal Housing Authority
FGIC     Federal Guaranty Insurance Corp.
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Co.
GO       General Obligation
IDA      Industrial Development Authority
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
SP OB    Special Obligation


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

MUNICIPAL BONDS - 97.74%


                MASSACHUSETTS - 92.62%

 $2,000,000     Boston, GO
                5.25%, 10/01/04
                Insured: MBIA....................  $   2,057,500
  1,500,000     Boston, GO, Series A
                5.65%, 02/01/09
                Insured: AMBAC...................      1,558,125
  3,320,000     Boston Water & Sewer Commission
                General Purpose, Senior Series A
                5.13%, 11/01/15
                Insured: FGIC....................      3,282,650
  1,500,000     Brockton, GO
                5.13%, 04/01/15
                Insured: MBIA....................      1,490,625
  1,905,000     Brookline, GO
                5.75%, 04/01/14..................      2,024,062
    650,000     Chelsea School Project,
                Loan Act 1948, GO
                6.00%, 06/15/04
                Insured: AMBAC...................        683,312
  1,000,000     Chelsea School Project,
                Loan Act 1948, GO
                5.70%, 06/15/06
                Insured: AMBAC...................      1,055,000
  1,105,000     Gloucester, GO
                5.10%, 08/01/14
                Insured: FGIC....................      1,102,237
  1,500,000     Haverhill, GO
                5.30%, 06/15/12
                Insured: FGIC....................      1,541,250
  1,000,000     Holyoke, GO, Series A
                5.60%, 06/15/11
                Insured: FSA.....................      1,046,250
  1,475,000     Lawrence, GO
                6.25%, 02/15/09
                Insured: AMBAC...................      1,570,875
  2,740,000     Lowell, GO
                5.50%, 08/01/11
                Insured: AMBAC...................      2,846,175
  1,720,000     Lowell, GO
                5.50%, 08/01/12
                Insured: AMBAC...................      1,778,050
  1,000,000     Lowell, GO,
                Pre-refunded 04/01/05
                6.63%, 04/01/15
                Insured: FSA.....................      1,080,000
  1,140,000     Lowell, GO, Series A
                5.50%, 01/15/10
                Insured: FSA.....................      1,178,475
  1,375,000     Lynn Water & Sewer Commission,
                Series A
                5.00%, 12/01/14
                Insured: FSA.....................      1,350,937
  1,000,000     Malden, GO
                5.00%, 10/01/14
                Insured: AMBAC...................        987,500


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,885,000     Massachusetts Bay Transportation
                Authority,
                General Transportation System
                Series A
                5.60%, 03/01/08..................  $   1,993,387
  3,000,000     Massachusetts Bay Transportation
                Authority,
                General Transportation System
                Series A
                5.00%, 03/01/18
                Insured: MBIA....................      2,812,500
  3,675,000     Massachusetts Bay Transportation
                Authority,
                General Transportation System
                Series A
                Pre-refunded 03/01/05
                5.75%, 03/01/25..................      3,909,281
  1,000,000     Massachusetts Bay Transportation
                Authority,
                General Transportation System,
                Series A
                Pre-refunded 03/01/06
                5.63%, 03/01/26..................      1,057,500
  2,640,000     Massachusetts Bay Transportation
                Authority,
                General Transportation System,
                Series B
                Pre-refunded 03/01/04
                5.80%, 03/01/10..................      2,791,800
  3,870,000     Massachusetts Bay Transportation
                Authority, Series B
                6.00%, 03/01/12..................      4,034,475
    795,000     Massachusetts Bay Transportation
                Authority, Series A,
                Pre-refunded 03/01/05
                5.50%, 03/01/07..................        838,725
  2,615,000     Massachusetts Bay Transportation
                Authority, Series A,
                Pre-refunded 03/01/05
                5.75%, 03/01/18
                Insured: MBIA-IBC................      2,781,706
  1,000,000     Massachusetts Bay Transportation
                Authority, Revenue Assessment,
                Series A
                5.75%, 07/01/14..................      1,051,250
    705,000     Massachusetts Bay Transportation
                Authority, Unrefunded, Series A
                5.50%, 03/01/07..................        739,369
  1,000,000     Massachusetts
                Educational Financing
                Authority, Issue G, Series A
                5.13%, 12/01/14
                Insured: MBIA....................        967,500
    320,000     Massachusetts Educational Loan
                Authority, Issue E, Series B
                6.00%, 01/01/12
                Insured: AMBAC...................        329,600
    695,000     Massachusetts Educational Loan
                Authority, Issue E, Series B
                6.30%, 07/01/12
                Insured: AMBAC...................        721,931
  1,000,000     Massachusetts
                Municipal Wholesale
                Electric Co. Power Supply System,
                Series D
                6.00%, 07/01/05
                Insured: MBIA....................      1,042,500


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State, GO, Series A
                5.75%, 08/01/09
                Insured: AMBAC...................  $   2,145,000
  3,500,000     Massachusetts State, GO, Series A
                5.50%, 02/01/11..................      3,583,125
  5,000,000     Massachusetts State, GO, Series A
                5.00%, 11/01/13..................      4,968,750
  2,000,000     Massachusetts State, GO, Series B
                5.40%, 11/01/07
                Insured: MBIA....................      2,095,000
  1,000,000     Massachusetts State, GO, Series B
                5.50%, 11/01/07..................      1,052,500
  5,315,000     Massachusetts State, GO, Series B
                6.50%, 08/01/08..................      5,912,938
  1,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                5.25%, 05/01/12..................      1,022,500
  3,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                5.00%, 04/01/14
                Insured: MBIA....................      2,962,500
  1,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                5.25%, 05/01/14..................      1,008,750
  3,000,000     Massachusetts State, GO
                Consolidated Loan, Series B
                Pre-refunded 06/01/06
                5.75%, 06/01/16..................      3,191,250
  5,000,000     Massachusetts State, GO
                Consolidated Loan, Series C
                5.25%, 08/01/14..................      5,043,750
  1,750,000     Massachusetts State, GO
                Consolidated Loan, Series C
                5.25%, 08/01/15..................      1,752,188
  3,500,000     Massachusetts State, GO
                Consolidated Loan, Series D
                5.00%, 11/01/11..................      3,526,250
  2,000,000     Massachusetts State, GO
                Consolidated Loan, Series D
                5.00%, 11/01/14..................      1,972,500
  1,445,000     Massachusetts State Development
                Finance Agency, Clark University
                5.25%, 07/01/16..................      1,363,719
  1,640,000     Massachusetts State Development
                Finance Agency, Curry College,
                Series A
                5.00%, 03/01/13
                Insured: ACA.....................      1,558,000
  1,030,000     Massachusetts State Development
                Finance Agency, Visual and
                Performing Arts Project
                5.75%, 08/01/13..................      1,093,087
  2,700,000     Massachusetts State
                Federal Highway
                Grant Anticipation Notes,
                Series A
                5.25%, 06/15/08..................      2,794,500
  1,000,000     Massachusetts State
                Federal Highway
                Grant Anticipation Notes,
                Series A
                5.25%, 12/15/11..................      1,026,250


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State Government
                Land Bank, Series B
                5.25%, 02/01/06..................  $   2,062,500
  2,000,000     Massachusetts State HEFA
                Baystate Medical Center,
                Series D
                6.00%, 07/01/15
                Insured: FGIC....................      2,062,500
    975,000     Massachusetts State HEFA
                Berkley College of Music,
                Series E
                5.00%, 10/01/15
                Insured: MBIA....................        945,750
  2,500,000     Massachusetts State HEFA
                Boston Medical Center, Series A
                5.25%, 07/01/15
                Insured: MBIA....................      2,478,125
  1,900,000     Massachusetts State HEFA
                Brandeis University, Series I
                5.25%, 10/01/12
                Insured: MBIA....................      1,935,625
  1,500,000     Massachusetts State HEFA
                Brandeis University, Series I
                5.25%, 10/01/14
                Insured: MBIA....................      1,509,375
  2,000,000     Massachusetts State HEFA
                Catholic Health East,
                Series B
                5.00%, 11/15/18
                Insured: AMBAC...................      1,870,000
  1,175,000     Massachusetts State HEFA
                Dana-Farber Cancer Project,
                Series G-1
                6.25%, 12/01/09..................      1,219,062
  1,000,000     Massachusetts State HEFA
                Hallmark Health System, Series A
                5.00%, 07/01/12
                Insured: FSA.....................        990,000
  1,000,000     Massachusetts State HEFA
                Harvard University, Series M
                5.75%, 12/01/11..................      1,020,570
  1,500,000     Massachusetts State HEFA
                Massachusetts Eye & Ear Infirmary,
                Series B
                5.25%, 07/01/09
                Insured: ACA.....................      1,503,750
  2,000,000     Massachusetts State HEFA
                Massachusetts General Hospital,
                Series G
                5.38%, 07/01/11
                Insured: AMBAC...................      2,030,000
  2,500,000     Massachusetts State HEFA
                New England Deaconess Hospital,
                Series D
                Pre-refunded 04/01/02
                6.88%, 04/01/22..................      2,631,250
  2,500,000     Massachusetts State HEFA
                Partners Healthcare System,
                Series A
                5.25%, 07/01/15
                Insured: MBIA....................      2,443,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $2,465,000     Massachusetts State HEFA
                Partners Healthcare System,
                Series A
                5.38%, 07/01/17
                Insured: MBIA....................  $   2,400,294
  4,670,000     Massachusetts State HEFA
                Partners Healthcare System,
                Series B
                5.25%, 07/01/10..................      4,623,300
  1,000,000     Massachusetts State HEFA
                Simmons College, Series C
                5.00%, 10/01/14
                Insured: MBIA....................        983,750
  2,000,000     Massachusetts State HEFA
                Smith College, Series D
                5.75%, 07/01/16..................      2,045,000
  2,000,000     Massachusetts State HEFA
                University of Massachusetts,
                Series A
                5.25%, 07/01/14
                Insured: AMBAC...................      1,995,000
  1,245,000     Massachusetts State HFA,
                Series A
                5.85%, 12/01/08
                Insured: MBIA....................      1,304,138
  4,950,000     Massachusetts State HFA
                Housing Project, Series A
                6.30%, 10/01/13
                Insured: AMBAC-TCRS..............      5,154,187
  1,590,000     Massachusetts State HFA
                Multi-Family Housing, Series A
                6.10%, 07/01/15
                Insured: MBIA....................      1,653,600
  2,805,000     Massachusetts State HFA
                Rental Housing Mortgage,
                Series C, AMT
                5.45%, 07/01/18
                Insured: AMBAC...................      2,738,381
  1,750,000     Massachusetts State HFA
                Residential Development,
                Series  A
                6.88%, 11/15/11
                Insured: FNMA....................      1,835,312
  1,500,000     Massachusetts State IFA
                Ogden Haverhill Project,
                Series A
                5.20%, 12/01/08..................      1,440,000
    900,000     Massachusetts State IFA
                Refusetech, Inc. Project,
                Series A
                6.15%, 07/01/02..................        912,375
  1,000,000     Massachusetts State IFA
                Refusetech, Inc. Project,
                Series A
                6.30%, 07/01/05..................      1,031,250
  1,550,000     Massachusetts State IFA
                Worcester Polytechnic Institute
                5.13%, 09/01/17
                Insured: MBIA....................      1,499,625
  1,390,000     Massachusetts State
                Port Authority,
                Series A
                6.00%, 07/01/04..................      1,457,763
  1,050,000     Massachusetts State
                Port Authority,
                Series A
                6.00%, 07/01/13..................      1,081,500


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,790,000     Massachusetts State
                Port Authority,
                Series B, AMT
                5.00%, 07/01/13..................  $   1,745,250
  1,385,000     Massachusetts State
                Port Authority,
                Series B, AMT
                5.25%, 07/01/14..................      1,374,613
  1,000,000     Massachusetts State
                Port Authority, AMT,
                Series E
                5.25%, 07/01/13..................      1,000,000
  2,000,000     Massachusetts State, SP OB
                Series A
                5.50%, 06/01/07..................      2,072,500
  2,780,000     Massachusetts State, SP OB
                Series A,
                Pre-refunded 06/01/04
                5.75%, 06/01/11..................      2,915,525
    700,000     Massachusetts State,
                SP OB Revenue,
                Series A,
                Pre-refunded 06/01/04
                5.75%, 06/01/12..................        734,125
    935,000     Massachusetts State WPAT,
                Series A
                5.45%, 02/01/13..................        978,244
  2,000,000     Massachusetts State WPAT,
                MWRA Project, Series A
                5.25%, 08/01/05..................      2,065,000
  1,280,000     Massachusetts State WPAT
                New Bedford Project, Series A
                Pre-refunded 02/01/06
                5.70%, 02/01/12..................      1,356,800
  2,835,000     Massachusetts State WPAT
                New Bedford Project, Series A
                Pre-refunded 02/01/06
                5.70%, 02/01/15..................      3,005,100
  2,090,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                5.60%, 08/01/13..................      2,134,413
    730,000     Massachusetts State WPAT
                Pooled Loan Program, Series 2
                6.13%, 02/01/07..................        788,400
  1,000,000     Massachusetts State WPAT
                Loan Program, Series A
                5.25%, 08/01/14..................      1,003,750
  3,000,000     Massachusetts State WRA, Series A
                Pre-refunded 11/01/06
                5.60%, 11/01/26
                Insured: FGIC....................      3,183,750
  1,000,000     Massachusetts State WRA Series B
                5.88%, 11/01/04..................      1,042,500
  2,000,000     Massachusetts State WRA Series B
                6.00%, 11/01/05..................      2,090,000
  2,000,000     Massachusetts State WRA Series C
                6.00%, 12/01/11..................      2,180,000
  2,750,000     Massachusetts State WRA Series C,
                Pre-refunded 12/01/04
                5.25%, 12/01/20
                Insured: MBIA-IBC................      2,873,750


                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State WRA, Series D
                5.50%, 08/01/10..................  $   1,052,500
  1,405,000     Mendon-Upton Regional School
                District, GO
                5.50%, 06/01/15
                Insured: FGIC....................      1,434,856
  1,425,000     Nantucket Island, GO
                6.80%, 12/01/11..................      1,488,983
  2,250,000     Nantucket Island, GO
                5.25%, 07/15/10
                Insured: MBIA....................      2,328,750
  1,500,000     Palmer, GO
                5.50%, 10/01/10
                Insured: MBIA....................      1,548,750
    510,000     Peabody, GO, Series A
                5.00%, 08/01/14..................        499,800
  1,035,000     Randolph, GO
                6.00%, 04/01/04
                Insured: FGIC....................      1,085,456
  1,000,000     Route 3 North Transportation
                Improvement Assocation
                5.75%, 06/15/13
                Insured: MBIA....................      1,055,000
  2,000,000     Route 3 North Transportation
                Improvement Assocation
                5.75%, 06/15/14
                Insured: MBIA....................      2,095,000
  1,050,000     Sandwich, GO
                5.76%, 08/15/11..................      1,135,313
  1,000,000     Springfield, GO
                Municipal Purpose Loan
                5.30%, 08/01/11
                Insured: AMBAC...................      1,031,250
  1,000,000     Springfield, GO
                Municipal Purpose Loan
                5.30%, 08/01/13
                Insured: AMBAC...................      1,018,750
  1,255,000     Sutton, GO
                5.25%, 04/01/06
                Insured: MBIA....................      1,297,356
  3,000,000     University of Lowell
                Building Authority
                Fifth Series A
                5.63%, 11/01/14
                Insured: AMBAC...................      3,078,750
  1,225,000     West Springfield, GO
                5.00%, 03/01/18
                Insured: FGIC....................      1,166,813
  1,705,000     Westford, GO
                5.50%, 04/01/07
                Insured: FGIC....................      1,790,250


  PAR VALUE                                            VALUE
 ----------                                        -------------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Worcester, GO, Series G
                5.30%, 07/01/15
                Insured: MBIA....................  $   1,006,250
  1,875,000     Worcester, GO
                Municipal Purpose Loan,
                Series B
                5.25%, 11/01/14
                Insured: MBIA....................      1,893,750
                                                   -------------
                                                     215,186,133
                                                   -------------

                NEW YORK - 2.58%

  5,000,000     Long Island
                Power Authority Electrical
                Systems Revenue, Series 6
                4.55%, 05/01/33 (A)
                LOC: ABN AMRO Bank NV............      5,000,000
  1,000,000     New York State Energy Research &
                Development Authority, PCR,
                New York State
                Electric & Gas Corp.,
                Series D
                4.55%, 10/01/29 (A)
                LOC: First National
                Bank of Chicago .................      1,000,000
                                                   -------------
                                                       6,000,000
                                                   -------------

                PUERTO RICO - 2.54%

  2,675,000     Puerto Rico
                Commonwealth Highway &
                Transportation Authority
                5.25%, 07/01/13
                Insured: MBIA....................      2,755,250
  2,000,000     Puerto Rico Industrial Tourist
                Educational Medical &
                Environmental
                Control Facilities,
                Inter American
                University, Series A
                5.25%, 10/01/12
                Insured: MBIA....................      2,077,500
  1,000,000     Puerto Rico Municipal Finance
                Agency, GO, Series A
                5.50%, 08/01/09
                Insured: FSA.....................      1,073,750
                                                   -------------
                                                       5,906,500
                                                   -------------
                TOTAL MUNICIPAL BONDS ...........    227,092,633
                                                   -------------
                (Cost $225,108,212)

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2000


   SHARES                                              VALUE
 ----------                                        -------------

INVESTMENT COMPANIES - 0.93%

    370,482     Dreyfus Tax-Exempt Cash
                Management Fund..................  $     370,482
  1,794,264     Federated Tax-Free
                Obligations Fund.................      1,794,264
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      2,164,746
                                                   -------------
                (Cost $2,164,746)

TOTAL INVESTMENTS - 98.67%.......................    229,257,379
                                                   -------------
(Cost $227,272,958)

NET OTHER ASSETS AND LIABILITIES - 1.33%.........      3,095,973
                                                   -------------
NET ASSETS - 100.00%.............................  $ 232,353,352
                                                   =============

----------------------------
 (A) Variable rate bond. Rate shown reflects the rate in effect at October 31, 2000.
 ACA      American Capital Access
 AMBAC    American Municipal Bond Assurance Corp.
 AMT Alternative Minimum Tax. Private Activity obligations the interest on which is subject to the federal AMT for individuals.
 FGIC     Federal Guaranty Insurance Corp.
 FNMA     Federal National Mortgage Association
 FSA      Financial Security Assurance Company
 GO       General Obligation
 HEFA     Health and Educational Facilities Authority
 HFA      Housing Finance Agency
 IFA      Industrial Finance Agency
 LOC      Letter of Credit
 MBIA     Municipal Bond Insurance Association
 MBIA-IBC MBIA Insured Bond Certificates
 MWRA     Massachusetts Water Resources Authority
 PCR      Pollution Control Revenue
 SP OB    Special Obligation
 TCRS     Transferable Custodial Receipts
 WPAT     Water Pollution Abatement Test
 WRA      Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

                                                                      CONNECTICUT    MASSACHUSETTS      NEW JERSEY      NEW YORK
                                                      TAX-EXEMPT       MUNICIPAL       MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                       BOND FUND       BOND FUND       BOND FUND        BOND FUND       BOND FUND
                                                     ------------     -----------    -------------     -----------     -----------
ASSETS:
   Investments (Note 2):
     Investments at cost .........................   $198,093,618     $47,314,087    $  76,669,189     $11,032,863     $86,788,793
     Net unrealized appreciation .................      2,359,463         799,653          538,090          70,728       1,359,693
                                                     ------------     -----------    -------------     -----------     -----------
     Total investments at value ..................    200,453,081      48,113,740       77,207,279      11,103,591      88,148,486
   Receivable for investments sold ...............      4,174,181              --               --              --              --
   Receivable for shares sold ....................        298,782             461           78,582         143,000          39,330
   Interest and dividend receivables .............      2,959,745         656,586        1,147,900         169,747       1,335,229
   Deferred organizational expense (Note 2) ......             --              --               --           8,221              --
                                                     ------------     -----------    -------------     -----------     -----------
     Total Assets ................................    207,885,789      48,770,787       78,433,761      11,424,559      89,523,045
                                                     ------------     -----------    -------------     -----------     -----------

LIABILITIES:
   Dividends payable .............................        428,708         109,442          204,071          35,457         217,214
   Payable for investments purchased .............      8,169,467              --               --              --              --
   Payable for shares repurchased ................         64,000          10,720            6,087              --           6,850
   Advisory fee payable (Note 3) .................         92,449          14,345           23,169           2,369          41,502
   Payable to Fleet affiliates (Note 3) ..........          5,001           3,212            3,700             143           4,299
   Payable to Administrator (Note 3) .............         18,463           8,783           13,448           1,299          12,951
   Trustees' fees and expenses payable (Note 3) ..          7,160           1,776            2,570             246           3,379
   Accrued expenses and other payables ...........         29,873          22,752           22,241          13,462          25,534
                                                     ------------     -----------    -------------     -----------     -----------
     Total Liabilities ...........................      8,815,121         171,030          275,286          52,976         311,729
                                                     ------------     -----------    -------------     -----------     -----------
NET ASSETS .......................................   $199,070,668     $48,599,757    $  78,158,475     $11,371,583     $89,211,316
                                                     ============     ===========    =============     ===========     ===========

NET ASSETS CONSIST OF:
   Par value (Note 5) ............................   $     18,634     $     4,676    $       7,736     $     1,151     $     8,120
   Paid-in capital in excess of par value ........    197,468,235      48,923,818       79,076,609      11,485,013      88,591,996
   Undistributed (overdistributed)
        net investment income ....................        (14,883)        (14,614)         (21,727)          8,714               3
   Accumulated net realized (loss)
        on investments sold ......................       (760,781)     (1,113,776)      (1,442,233)       (194,023)       (748,496)
   Unrealized appreciation (depreciation)
        of investments ...........................      2,359,463         799,653          538,090          70,728       1,359,693
                                                     ------------     -----------    -------------     -----------     -----------
TOTAL NET ASSETS .................................   $199,070,668     $48,599,757    $  78,158,475     $11,371,583     $89,211,316
                                                     ============     ===========    =============     ===========     ===========

Retail A Shares:
   Net Assets ....................................   $ 21,229,474     $25,345,902    $  33,830,092     $ 1,197,821     $38,700,032
   Shares of beneficial interest outstanding .....      1,987,189       2,438,776        3,348,618         121,192       3,522,605
   NET ASSET VALUE and redemption
        price per share ..........................   $      10.68     $     10.39    $       10.10     $      9.88     $     10.99
   Sales charge - 3.75% of offering price ........           0.42            0.40             0.39            0.38            0.43
                                                     ------------     -----------    -------------     -----------     -----------
   Maximum offering price per share ..............   $      11.10     $     10.79    $       10.49     $     10.26     $     11.42
                                                     ============     ===========    =============     ===========     ===========

Retail B Shares:
   Net Assets ....................................   $  3,426,016             N/A              N/A             N/A             N/A
   Shares of beneficial interest outstanding .....        320,697             N/A              N/A             N/A             N/A
                                                     ------------     -----------    -------------     -----------     -----------
   NET ASSET VALUE and offering price per share* .   $      10.68             N/A              N/A             N/A             N/A
                                                     ============     ===========    =============     ===========     ===========

Trust Shares:
   Net Assets ....................................   $174,415,178     $23,253,855    $  44,328,383     $10,173,762     $50,511,284
   Shares of beneficial interest outstanding .....     16,326,324       2,237,601        4,387,610       1,029,341       4,597,687
                                                     ------------     -----------    -------------     -----------     -----------
   Net Asset Value, offering and
        redemption price per share ...............   $      10.68     $     10.39    $       10.10     $      9.88     $     10.99
                                                     ============     ===========    =============     ===========     ===========
BKB Shares:
   Net Assets ....................................            N/A             N/A              N/A             N/A             N/A
   Shares of beneficial interest outstanding .....            N/A             N/A              N/A             N/A             N/A
                                                     ------------     -----------    -------------     -----------     -----------
   NET ASSET VALUE, offering and
        redemption price per share ...............            N/A             N/A              N/A             N/A             N/A
                                                     ============     ===========    =============     ===========     ===========

-----------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      56-57

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

                                                                                      CONNECTICUT                  MASSACHUSETTS
                                                      RHODE ISLAND    INTERMEDIATE   INTERMEDIATE     FLORIDA      INTERMEDIATE
                                                        MUNICIPAL      TAX-EXEMPT      MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                        BOND FUND       BOND FUND      BOND FUND     BOND FUND      BOND FUND
                                                      ------------    ------------   ------------   ------------   -------------
ASSETS:
   Investments (Note 2):
     Investments at cost .........................    $116,650,290    $276,941,386   $148,452,154   $ 60,676,181   $ 227,272,958
     Net unrealized appreciation .................       1,214,715       5,389,683      1,996,872        488,387       1,984,421
                                                      ------------    ------------   ------------   ------------   -------------
     Total investments at value ..................     117,865,005     282,331,069    150,449,026     61,164,568     229,257,379
   Receivable for investments sold ...............              --         100,452             --             --              --
   Receivable for shares sold ....................             267           5,672            121             --         490,669
   Interest and dividend receivables .............       1,650,523       4,258,993      2,541,038        904,275       3,556,974
   Deferred organizational expense (Note 2) ......              --              --             --             --              --
                                                      ------------    ------------   ------------   ------------   -------------
     Total Assets ................................     119,515,795     286,696,186    152,990,185     62,068,843     233,305,022
                                                      ------------    ------------   ------------   ------------   -------------

LIABILITIES:
   Dividends payable .............................         391,690         963,799        464,240        214,424         685,663
   Payable for investments purchased .............              --       6,098,736             --             --              --
   Payable for shares repurchased ................           1,335         796,048        210,067         44,408         112,229
   Advisory fee payable (Note 3) .................          44,862         124,563         60,151         18,944          95,801
   Payable to Fleet affiliates (Note 3) ..........              --              --              2             --              94
   Payable to Administrator (Note 3) .............          12,110          21,690         12,427          7,355          18,739
   Trustees' fees and expenses payable (Note 3) ..           1,086           1,204            683            256           1,057
   Accrued expenses and other payables ...........          26,485          29,591         15,325         10,412          38,087
                                                      ------------    ------------   ------------   ------------   -------------
     Total Liabilities ...........................         477,568       8,035,631        762,895        295,799        951,670
                                                      ------------    ------------   ------------   ------------   -------------
NET ASSETS .......................................    $119,038,227    $278,660,555   $152,227,290   $ 61,773,044   $ 232,353,352
                                                      ============    ============   ============   ============   =============

NET ASSETS CONSIST OF:
   Par value (Note 5) ............................    $     11,071    $     27,847   $     14,623   $      6,259          22,832
   Paid-in capital in excess of par value ........     119,427,537     280,994,008    152,786,044     62,568,214     232,776,837
   Undistributed (overdistributed)
        net investment income ....................         (10,999)           (302)        (1,047)           227              (2)
   Accumulated net realized (loss)
        on investments sold ......................      (1,604,097)     (7,750,681)    (2,569,202)    (1,290,043)     (2,430,736)
   Unrealized appreciation (depreciation)
        of investments ...........................       1,214,715       5,389,683      1,996,872        488,387       1,984,421
                                                      ------------    ------------   ------------   ------------   -------------
TOTAL NET ASSETS .................................    $119,038,22     $278,660,555  $ 152,227,290   $ 61,773,044   $232,353,352
                                                      ============    ============   ============   ============   =============

Retail A Shares:
   Net Assets ....................................    $ 26,022,618    $      1,391   $     65,955            N/A   $   1,345,310
   Shares of beneficial interest outstanding .....       2,420,291             139          6,336            N/A         132,181
   NET ASSET VALUE and redemption
        price per share ..........................    $      10.75    $      10.01   $      10.41            N/A   $       10.18
   Sales charge - 3.75% of offering price ........            0.42            0.39           0.41            N/A            0.40
                                                      ------------    ------------   ------------   ------------   -------------
   Maximum offering price per share ..............    $      11.17    $      10.40   $      10.82            N/A   $       10.58
                                                      ============    ============   ============   ============   =============

Retail B Shares:
   Net Assets ....................................             N/A             N/A            N/A            N/A             N/A
   Shares of beneficial interest outstanding .....             N/A             N/A            N/A            N/A             N/A
                                                      ------------    ------------   ------------   ------------   -------------
   NET ASSET VALUE and offering price per share* .             N/A             N/A            N/A            N/A             N/A
                                                      ============    ============   ============   ============   =============

Trust Shares:
   Net Assets ....................................    $ 82,616,767    $261,937,740   $121,974,120   $ 61,773,044   $ 176,305,662
   Shares of beneficial interest outstanding .....       7,683,957      26,175,371     11,717,163      6,259,141      17,324,119
                                                      ------------    ------------   ------------   ------------   -------------
   Net Asset Value, offering and
        redemption price per share ...............    $      10.75    $      10.01   $      10.41   $       9.87   $       10.18
                                                      ============    ============   ============   ============   =============
BKB Shares:
   Net Assets .................................... $    10,398,842    $ 16,721,424  $  30,187,215            N/A   $  54,702,380
   Shares of beneficial interest outstanding .....         967,180       1,671,041      2,899,853            N/A       5,375,388
                                                      ------------    ------------   ------------   ------------   -------------
   NET ASSET VALUE, offering and
        redemption price per share ............... $         10.75    $      10.01   $      10.41            N/A   $       10.18
                                                      ============    ============   ============   ============   =============

-----------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      56-57

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF OPERATIONS

                                                                          YEAR ENDED OCTOBER 31, 2000
                                                     -------------------------------------------------------------

                                                                      CONNECTICUT    MASSACHUSETTS      NEW JERSEY
                                                      TAX-EXEMPT       MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                       BOND FUND       BOND FUND       BOND FUND        BOND FUND
                                                     ------------     -----------    -------------     -----------
INVESTMENT INCOME:
   Interest (Note 2) ..............................  $  9,859,302     $ 2,258,537    $   3,913,011     $   483,294
   Dividends (Note 2) .............................       228,892          49,940           62,627          14,594
                                                     ------------     -----------    -------------     -----------
     Total investment income ......................    10,088,194       2,308,477        3,975,638         497,888
                                                     ------------     -----------    -------------     -----------

EXPENSES:
   Investment advisory fee (Note 3) ...............     1,407,199         336,717          562,252          74,395
   Administration fee (Note 3) ....................       133,340          31,943           53,297           7,042
   Custodian fee ..................................        16,146           7,787           10,027           7,959
   Fund accounting fee (Note 3) ...................        63,646          45,684           62,979          42,268
   Professional fees (Note 3) .....................        23,607          21,965           25,178          18,166
   Transfer agent fee (Note 3) ....................        13,061          11,360            9,114           4,931
   Shareholder servicing and 12b-1 fees (Note 3) ..        57,521          36,001           46,003           1,054
   Trustees' fees and expenses (Note 3) ...........         6,059           2,228            2,355           1,714
   Amortization of organization costs (Note 2) ....            --              --               --           3,407
   Reports to shareholders ........................        12,371           9,997           10,111           3,456
   Miscellaneous ..................................        44,095          18,365           21,246           2,382
                                                     ------------     -----------    -------------     -----------
     Total expenses before reimbursement/waiver ...     1,777,045         522,047          802,562         166,774
                                                     ------------     -----------    -------------     -----------
     Less: reimbursement/waiver (Note 4) ..........      (377,253)       (181,582)        (301,867)        (80,334)
                                                     ------------     -----------    -------------     -----------
     Total expenses net of reimbursement/waiver ...     1,399,792         340,465          500,695          86,440
                                                     ------------     -----------    -------------     -----------
NET INVESTMENT INCOME .............................     8,688,402       1,968,012        3,474,943         411,448
                                                     ------------     -----------    -------------     -----------

NET REALIZED AND UNREALIZED  LOSS
ON INVESTMENTS (NOTES 2 & 6):
   Net realized loss on investments sold ..........      (670,993)       (291,686)      (1,004,595)       (148,987)
   Net change in unrealized
        appreciation of investments ...............     7,272,858       1,610,242        3,652,816         477,226
                                                     ------------     -----------    -------------     -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................     6,601,865       1,318,556        2,648,221         328,239
                                                     ------------     -----------    -------------     -----------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......................  $ 15,290,267     $ 3,286,568    $   6,123,164     $   739,687
                                                     ============     ===========    =============     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      58-59

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF OPERATIONS

                                                   YEAR ENDED OCTOBER 31, 2000      PERIOD FROM JUNE 1, 2000 TO OCTOBER 31, 2000
                                                    -------------------------  ---------------------------------------------------
                                                                                            CONNECTICUT              MASSACHUSETTS
                                                     NEW YORK    RHODE ISLAND  INTERMEDIATE INTERMEDIATE   FLORIDA    INTERMEDIATE
                                                     MUNICIPAL     MUNICIPAL    TAX-EXEMPT    MUNICIPAL   MUNICIPAL    MUNICIPAL
                                                     BOND FUND     BOND FUND    BOND FUND    BOND FUND   BOND FUND    BOND FUND
                                                    -----------  ------------  ----------- ------------ ------------ -------------
INVESTMENT INCOME:
   Interest (Note 2) .............................. $ 4,667,695  $  2,978,759  $ 6,075,459 $  3,159,265 $  1,262,498 $   4,907,834
   Dividends (Note 2) .............................       9,257        88,654      167,817      109,158       32,147        94,452
                                                    -----------  ------------  ----------- ------------ ------------ -------------
     Total investment income ......................   4,676,952     3,067,413    6,243,276    3,268,423    1,294,645     5,002,286
                                                    -----------  ------------  ----------- ------------ ------------ -------------

EXPENSES:
   Investment advisory fee (Note 3) ...............     647,005       432,940      907,202      474,336      193,306       730,266
   Administration fee (Note 3) ....................      61,338        39,723       81,016       42,361       17,263        65,217
   Custodian fee ..................................      10,409         9,400        5,664        4,552        3,604         5,664
   Fund accounting fee (Note 3) ...................      60,198        45,690       26,126       19,296       14,747        26,018
   Professional fees (Note 3) .....................      26,373        48,066       22,381       17,859       16,678        22,059
   Transfer agent fee (Note 3) ....................      21,342         6,673        2,149        2,326        1,761         5,908
   Shareholder servicing and 12b-1 fees (Note 3) ..      58,189            --        3,083        4,485           --        12,625
   Trustees' fees and expenses (Note 3) ...........       3,523         2,035        1,585          876          336         1,358
   Amortization of organization costs (Note 2) ....          --            --           --           --           --            --
   Reports to shareholders ........................      13,585         4,572        6,153        8,099          424        17,091
   Miscellaneous ..................................      24,061        17,782       48,524       29,576       11,835        31,720
                                                    -----------  ------------  ----------- ------------ ------------ -------------
     Total expenses before reimbursement/waiver ...     926,023       606,881    1,103,883      603,766      259,954       917,926
                                                    -----------  ------------  ----------- ------------ ------------ -------------
     Less: reimbursement/waiver (Note 4) ..........    (185,019)     (189,644)    (170,209)    (104,119)     (54,661)     (157,092)
                                                    -----------  ------------  ----------- ------------ ------------ -------------
     Total expenses net of reimbursement/waiver ...     741,004       417,237      933,674      499,647      205,293       760,834
                                                    -----------  ------------  ----------- ------------ ------------ -------------
NET INVESTMENT INCOME .............................   3,935,948     2,650,176    5,309,602    2,768,776    1,089,352     4,241,452
                                                    -----------  ------------  ----------- ------------ ------------ -------------

NET REALIZED AND UNREALIZED  LOSS
ON INVESTMENTS (NOTES 2 & 6):
   Net realized loss on investments sold ..........    (462,422)     (208,694)  (1,438,177)    (615,088)    (630,739)   (1,215,747)
   Net change in unrealized
        appreciation of investments ...............   3,869,503     3,049,944   13,867,739    6,649,166    2,960,565    10,490,315
                                                    -----------  ------------  ----------- ------------ ------------ -------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................   3,407,081     2,841,250   12,429,562    6,034,078    2,329,826     9,274,568
                                                    -----------  ------------  ----------- ------------ ------------ -------------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................... $ 7,343,029  $  5,491,426  $17,739,164 $  8,802,854 $  3,419,178 $  13,516,020
                                                    ===========  ============  =========== ============ ============ =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      58-59

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2000

                                                                               CONNECTICUT                           MASSACHUSETTS
                                                          INTERMEDIATE        INTERMEDIATE           FLORIDA         INTERMEDIATE
                                                           TAX-EXEMPT           MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                            BOND FUND           BOND FUND           BOND FUND          BOND FUND
                                                          ------------        ------------         -----------       -------------
INVESTMENT INCOME:
   Interest (Note 2) .................................... $ 17,557,000        $  9,099,000         $ 3,452,000       $  13,405,000
                                                          ------------        ------------         -----------       -------------
     Total investment income ............................   17,557,000           9,099,000           3,452,000          13,405,000
                                                          ------------        ------------         -----------       -------------

EXPENSES:
   Investment advisory fee (Note 3) .....................    2,453,000           1,266,000             488,000           1,866,000
   Administration fee (Note 3) ..........................      215,000             111,000              43,000             163,000
   Custodian fee ........................................       21,000              12,000               8,000              17,000
   Professional fees (Note 3) ...........................       22,000              10,000               4,000              17,000
   Transfer agent fee (Note 3) ..........................       92,000              74,000              36,000              86,000
   Shareholder servicing and 12b-1 fees (Note 3) ........      829,000             428,000             165,000             630,000
   Trustees' fees and expenses (Note 3) .................        8,000               4,000               2,000               6,000
   Reports to shareholders ..............................       13,000               7,000               3,000              10,000
   Miscellaneous ........................................       33,000               9,000               8,000              26,000
                                                          ------------        ------------         -----------       -------------
     Total expenses before reimbursement/waiver .........    3,686,000           1,921,000             757,000           2,821,000
                                                          ------------        ------------         -----------       -------------
     Less: reimbursement/waiver (Note 4) ................   (1,033,000)           (552,000)           (229,000)           (804,000)
                                                          ------------        ------------         -----------       -------------
     Total expenses net of reimbursement/waiver .........    2,653,000           1,369,000             528,000           2,017,000
                                                          ------------        ------------         -----------       -------------
NET INVESTMENT INCOME ...................................   14,904,000           7,730,000           2,924,000          11,388,000
                                                          ------------        ------------         -----------       -------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 2 & 6):
   Net realized loss on investments sold ................   (6,305,000)         (1,938,000)           (659,000)         (1,141,000)
   Net change in unrealized depreciation of investments .  (15,145,000)         (8,643,000)         (3,569,000)        (14,553,000)
                                                          ------------        ------------         -----------       -------------

NET REALIZED AND UNREALIZED
   LOSSON INVESTMENTS ...................................  (21,450,000)        (10,581,000)         (4,228,000)        (15,694,000)
                                                          ------------        ------------         -----------       -------------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................ $ (6,546,000)       $ (2,851,000)        $(1,304,000)      $  (4,306,000)
                                                          ============        ============         ===========       =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                       TAX-EXEMPT                    CONNECTICUT                MASSACHUSETTS
                                                       BOND FUND                 MUNICIPAL BOND FUND         MUNICIPAL BOND FUND
                                             ----------------------------   --------------------------  --------------------------
                                                YEARS ENDED OCTOBER 31,       YEARS ENDED OCTOBER 31,      YEARS ENDEDOCTOBER 31,
                                                  2000            1999          2000           1999         2000           1999
                                             -------------  -------------   ------------  ------------  ------------  ------------

NET ASSETS at beginning of period........... $ 171,085,496  $ 163,142,500   $ 44,562,475  $ 38,768,085  $ 73,593,103  $ 67,559,730
                                             -------------  -------------   ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income....................     8,688,402      7,462,137      1,968,012     1,768,485     3,474,943     3,090,310
   Net realized gain (loss) on
        investments sold ...................      (670,993)       (78,657)      (291,686)      (23,141)   (1,004,595)      (65,783)
   Net change in unrealized appreciation
      (depreciation) of investments.........     7,272,858    (13,091,406)     1,610,242    (2,972,756)    3,652,816    (5,600,385)
                                             -------------  -------------   ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets
        resulting from operations ..........    15,290,267     (5,707,926)     3,286,568    (1,227,412)    6,123,164    (2,575,858)
                                             -------------  -------------   ------------  ------------  ------------  ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income.................    (1,002,130)    (1,025,504)    (1,059,549)   (1,076,680)   (1,589,697)   (1,821,052)
      Net realized gain on investments......            --       (306,201)            --            --            --            --
                                             -------------  -------------   ------------  ------------  ------------  ------------
   Total Dividends..........................    (1,002,130)    (1,331,705)    (1,059,549)   (1,076,680)   (1,589,697)   (1,821,052)
                                             -------------  -------------   ------------  ------------  ------------  ------------

   RETAIL B SHARES:
      Net investment income.................      (126,624)      (118,934)           N/A           N/A           N/A           N/A
      Net realized gain on investments......            --        (32,760)           N/A           N/A           N/A           N/A
                                             -------------  -------------   ------------  ------------  ------------  ------------
         Total Dividends....................      (126,624)      (151,694)           N/A           N/A           N/A           N/A
                                             -------------  -------------   ------------  ------------  ------------  ------------

   TRUST SHARES:
      Net investment income.................    (7,559,648)    (6,325,088)      (908,463)     (691,805)   (1,885,246)   (1,269,258)
      Net realized gain on investments......            --     (1,646,317)            --            --            --            --
                                             -------------  -------------   ------------  ------------  ------------  ------------
         Total Dividends....................    (7,559,648)    (7,971,405)      (908,463)     (691,805)   (1,885,246)   (1,269,258)
                                             -------------  -------------   ------------  ------------  ------------  ------------

         Total Dividends to shareholders....    (8,688,402)    (9,454,804)    (1,968,012)   (1,768,485)   (3,474,943)   (3,090,310)
                                             -------------  -------------   ------------  ------------  ------------  ------------

NET INCREASE FROM SHARE TRANSACTIONS(1).....    21,383,307     23,105,726      2,718,726     8,790,287     1,917,151    11,699,541
                                             -------------  -------------   ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets....    27,985,172      7,942,996      4,037,282     5,794,390     4,565,372     6,033,373
                                             -------------  -------------   ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD
      (INCLUDING LINE A).................... $ 199,070,668  $ 171,085,496   $ 48,599,757  $ 44,562,475  $ 78,158,475  $ 73,593,103
                                             =============  =============   ============  ============  ============  ============

(A) Undistributed (overdistributed) net
      investment income (loss).............  $     (14,883) $     (26,014)  $    (14,614) $    (14,614) $    (21,727) $    (21,727)
                                             =============  =============   ============  ============  ============  ============

---------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 75.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      62-63

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          NEW JERSEY                     NEW YORK
                                                      MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
                                               ---------------------------   --------------------------
                                                 YEARS ENDED OCTOBER 31,       YEARS ENDED OCTOBER 31,
                                                   2000           1999          2000           1999
                                               -------------   -----------   ------------  ------------

NET ASSETS at beginning of period...........   $   8,723,906   $ 8,516,218   $ 78,038,771  $ 83,019,676
                                               -------------   -----------   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income....................         411,448       338,909      3,935,948     3,696,094
   Net realized gain (loss) on
        investments sold ...................        (148,987)      (44,349)      (462,422)      227,275
   Net change in unrealized appreciation
      (depreciation) of investments.........         477,226      (589,590)  3,869,503       (6,932,960)
                                               -------------   -----------   ------------  ------------
   Net increase (decrease) in net assets
        resulting from operations ..........         739,687      (295,030)     7,343,029    (3,009,591)
                                               -------------   -----------   ------------  ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income.................         (39,818)      (46,232)    (1,917,353)   (1,903,474)
      Net realized gain on investments......              --            --             --            --
                                               -------------   -----------   ------------  ------------
   Total Dividends..........................         (39,818)      (46,232)    (1,917,353    (1,903,474)
                                               -------------   -----------   ------------  ------------

   RETAIL B SHARES:
      Net investment income.................             N/A           N/A            N/A           N/A
      Net realized gain on investments......             N/A           N/A            N/A           N/A
                                               -------------   -----------   ------------  ------------
         Total Dividends....................             N/A           N/A            N/A           N/A
                                               -------------   -----------   ------------  ------------

   TRUST SHARES:
      Net investment income.................        (371,630)     (292,677)    (2,181,119)   (1,629,254)
      Net realized gain on investments......              --            --             --            --
                                               -------------   -----------   ------------  ------------
         Total Dividends....................        (371,630)     (292,677)    (2,181,119)   (1,629,254)
                                               -------------   -----------   ------------  ------------

         Total Dividends to shareholders....        (411,448)     (338,909)    (4,098,472)   (3,532,728)
                                               -------------   -----------   ------------  ------------

NET INCREASE FROM SHARE TRANSACTIONS(1).....       2,319,438       841,627      7,927,988     1,561,414
                                               -------------   -----------   ------------  ------------
   Net increase (decrease) in net assets....       2,647,677       207,688     11,172,545    (4,980,905)
                                               -------------   -----------   ------------  ------------

NET ASSETS AT END OF PERIOD
      (INCLUDING LINE A)....................   $  11,371,583   $ 8,723,906   $ 89,211,316  $ 78,038,771
                                               =============   ===========   ============  ============

(A) Undistributed (overdistributed) net
      investment income (loss).............    $       8,714   $     5,370   $          3  $    162,527
                                               =============   ===========   ============  ============

---------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 75.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      62-63

GALAXY TAX-EXEMPT BOND FUNDS

                                                              RHODE ISLAND                             INTERMEDIATE
                                                           MUNICIPAL BOND FUND                     TAX-EXEMPT BOND FUND
                                                      ----------------------------  ----------------------------------------------
                                                                                      PERIOD FROM
                                                          YEARS ENDED OCTOBER 31,   JUNE 1, 2000 TO        YEARS ENDED MAY 31,
                                                           2000           1999      OCTOBER 31, 2000       2000           1999
                                                      -------------   ------------  ----------------  -------------  -------------
NET ASSETS at beginning of period.................... $  19,833,264   $ 20,209,657  $    296,710,555  $ 356,995,000  $ 303,578,000
                                                      -------------   ------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income.............................     2,650,176        957,994         5,309,602     14,904,000     14,101,000
   Net realized gain (loss) on
        investments sold...............                    (208,694)       (76,090)       (1,438,177)    (6,305,000)     6,046,000
   Net change in unrealized appreciation
      (depreciation) of investments..................     3,049,944     (1,483,777)       13,867,739    (15,145,000)    (7,281,000)
                                                      -------------   ------------  ----------------  -------------  -------------
   Net increase (decrease) in net
        assets resulting from operations ............     5,491,426       (601,873)       17,739,164     (6,546,000)    12,866,000
                                                      -------------   ------------  ----------------  -------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income..........................    (1,101,845)      (958,948)             (278)           N/A            N/A
      Net realized gain on investments...............            --        (86,518)               --            N/A            N/A
                                                      -------------   ------------  ----------------  -------------  -------------
   Total Dividends...................................    (1,101,845)    (1,045,466)             (278)           N/A            N/A
                                                      -------------   ------------  ----------------  -------------  -------------

   SHARES*:
      Net investment income..........................           N/A            N/A          (887,981)   (14,919,445)   (14,101,000)
      Net realized gain on investments...............           N/A            N/A                --     (3,786,000)    (5,447,000)
                                                      -------------   ------------  ----------------  -------------  -------------
         Total Dividends.............................           N/A            N/A          (887,981)   (18,705,445)   (19,548,000)
                                                      -------------   ------------  ----------------  -------------  -------------

   TRUST SHARES:
      Net investment income..........................    (1,356,898)           N/A        (4,090,860)           N/A            N/A
      Net realized gain on investments...............            --            N/A                --            N/A            N/A
                                                      -------------   ------------  ----------------  -------------  -------------
         Total Dividends.............................    (1,356,898)           N/A        (4,090,860)           N/A            N/A
                                                      -------------   ------------  ----------------  -------------  -------------

   BKB SHARES:
      Net investment income..........................      (191,433)           N/A          (315,375)           N/A            N/A
                                                      -------------   ------------  ----------------  -------------  -------------
         Total Dividends.............................      (191,433)           N/A          (315,375)           N/A            N/A
                                                      -------------   ------------  ----------------  -------------  -------------

         Total Dividends to shareholders.............    (2,650,176)    (1,045,466)       (5,294,494)   (18,705,445)   (19,548,000)
                                                      -------------   ------------  ----------------  -------------  -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...    96,363,713      1,270,946       (30,494,670)   (35,033,000)    60,099,000
                                                      -------------   ------------  ----------------  -------------  -------------
   Net increase (decrease) in net assets.............    99,204,963       (376,393)      (18,050,000)   (60,284,445)    53,417,000
                                                      -------------   ------------  ----------------  -------------  -------------

NET ASSETS AT END OF PERIOD
      (INCLUDING LINE A)............................. $ 119,038,227   $ 19,833,264  $    278,660,555  $ 296,710,555  $ 356,995,000
                                                      =============   ============  ================  =============  =============

(A) Undistributed (overdistributed) net
      investment income (loss)....................... $     (10,999)  $    (11,177) $           (302) $     (19,000) $      (3,000)
                                                      =============   ============  ================  =============  =============

------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 75.
* Prior to June 26, 2000, the Intermediate Tax-Exempt Bond and Connecticut Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      64-65

GALAXY TAX-EXEMPT BOND FUNDS

                                                                     CONNECTICUT INTERMEDIATE
                                                                       MUNICIPAL BOND FUND
                                                      ------------------------------------------------
                                                        PERIOD FROM
                                                      JUNE 1, 2000 TO         YEARS ENDED MAY 31,
                                                      OCTOBER 31, 2000       2000            1999
                                                      ----------------   -------------  -------------
NET ASSETS at beginning of period.................... $    148,901,936   $ 187,725,000  $ 142,107,000
                                                      ----------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income.............................        2,768,776       7,730,000      7,408,000
   Net realized gain (loss) on
        investments sold...............                       (615,088)     (1,938,000)     1,143,000
   Net change in unrealized appreciation
      (depreciation) of investments..................        6,649,166      (8,643,000)    (2,686,000)
                                                      ----------------   -------------  -------------
   Net increase (decrease) in net
        assets resulting from operations ............        8,802,854      (2,851,000)     5,865,000
                                                      ----------------   -------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income..........................             (452)            N/A            N/A
      Net realized gain on investments...............               --             N/A            N/A
                                                      ----------------   -------------  -------------
   Total Dividends...................................             (452)            N/A            N/A
                                                      ----------------   -------------  -------------

   SHARES*:
      Net investment income..........................         (454,853)     (7,730,064)    (7,408,000)
      Net realized gain on investments...............               --        (892,000)    (1,010,000)
                                                      ----------------   -------------  -------------
         Total Dividends.............................         (454,853)     (8,622,064)    (8,418,000)
                                                      ----------------   -------------  -------------

   TRUST SHARES:
      Net investment income..........................        1,842,145)            N/A            N/A
      Net realized gain on investments...............               --             N/A            N/A
                                                      ----------------   -------------  -------------
         Total Dividends.............................       (1,842,145)            N/A            N/A
                                                      ----------------   -------------  -------------

   BKB SHARES:
      Net investment income..........................         (471,635)            N/A            N/A
                                                      ----------------   -------------  -------------
         Total Dividends.............................         (471,635)            N/A            N/A
                                                      ----------------   -------------  -------------

         Total Dividends to shareholders.............       (2,769,085)     (8,622,064)    (8,418,000)
                                                      ----------------   -------------  -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)...       (2,708,415)    (27,350,000)    48,171,000
                                                      ----------------   -------------  -------------
   Net increase (decrease) in net assets.............        3,325,354     (38,823,064)    45,618,000
                                                      ----------------   -------------  -------------

NET ASSETS AT END OF PERIOD
      (INCLUDING LINE A)............................. $    152,227,290   $ 148,901,936  $ 187,725,000
                                                      ================   =============  =============

(A) Undistributed (overdistributed) net
      investment income (loss)....................... $     (1,047)      $          --  $          --
                                                      ================   =============  =============

------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 68 - 75.
* Prior to June 26, 2000, the Intermediate Tax-Exempt Bond and Connecticut Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      64-65

GALAXY TAX-EXEMPT BOND FUNDS

                                                                                              FLORIDA
                                                                                        MUNICIPAL BOND FUND
                                                                   -----------------------------------------------------------
                                                                      PERIOD FROM
                                                                    JUNE 1, 2000 TO                 YEARS ENDED MAY 31,
                                                                   OCTOBER 31, 2000            2000                   1999
                                                                   ----------------        ------------           ------------
NET ASSETS at beginning of period.............................     $     61,154,145        $ 68,796,000           $ 51,793,000
                                                                   ----------------        ------------           ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................            1,089,352           2,924,000              2,504,000
   Net realized gain (loss) on investments sold...............             (630,739)           (659,000)               331,000
   Net change in unrealized appreciation
      (depreciation) of investments...........................            2,960,565          (3,569,000)              (821,000)
                                                                   ----------------        ------------           ------------
   Net increase (decrease) in net assets resulting
      from operations .......................................             3,419,178          (1,304,000)             2,014,000
                                                                   ----------------        ------------           ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................                  N/A                 N/A                    N/A
      Net realized gain on investments........................                  N/A                 N/A                    N/A
                                                                   ----------------        ------------           ------------
   Total Dividends............................................                  N/A                 N/A                    N/A
                                                                   ----------------        ------------           ------------

   SHARES*:
      Net investment income...................................                  N/A          (2,923,855)            (2,504,000)
      Net realized gain on investments........................                  N/A                  --               (755,000)
                                                                   ----------------        ------------           ------------
         Total Dividends......................................                  N/A          (2,923,855)            (3,259,000)
                                                                   ----------------        ------------           ------------

   TRUST SHARES:
      Net investment income...................................           (1,088,989)                N/A                    N/A
      Net realized gain on investments........................                   --                 N/A                    N/A
                                                                   ----------------        ------------           ------------
         Total Dividends......................................           (1,088,989)                N/A                    N/A
                                                                   ----------------        ------------           ------------

   BKB SHARES:
      Net investment income...................................                  N/A                 N/A                    N/A
      Net realized gain on investments........................                  N/A                 N/A                    N/A
                                                                   ----------------        ------------           ------------
         Total Dividends......................................                  N/A                 N/A                    N/A
                                                                   ----------------        ------------           ------------

         Total Dividends to shareholders......................           (1,088,989)         (2,923,855)            (3,259,000)
                                                                   ----------------        ------------           ------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............           (1,711,290)         (3,414,000)            18,248,000
                                                                   ----------------        ------------           ------------
   Net increase (decrease) in net assets......................              618,899          (7,641,855)            17,003,000
                                                                   ----------------        ------------           ------------

NET ASSETS AT END OF PERIOD
      (INCLUDING LINE A)......................................     $     61,773,044        $ 61,154,145           $ 68,796,000
                                                                   ================        ============           ============
(A) Undistributed (overdistributed) net
   investment income (loss)...................................     $            227        $         --           $         --
                                                                   ================        ============           ============

--------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 74 - 75.
* Prior to June 26, 2000, the Florida Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      66-67

GALAXY TAX-EXEMPT BOND FUNDS

                                                                                  MASSACHUSETTS INTERMEDIATE
                                                                                      MUNICIPAL BOND FUND
                                                                   -------------------------------------------------------
                                                                      PERIOD FROM
                                                                    JUNE 1, 2000 TO                YEARS ENDED MAY 31,
                                                                   OCTOBER 31, 2000          2000                  1999
                                                                   ----------------     -------------        -------------
NET ASSETS at beginning of period.............................       $  231,140,208     $ 267,871,000        $ 206,137,000
                                                                   ----------------     -------------        -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income......................................            4,241,452        11,388,000           10,113,000
   Net realized gain (loss) on investments sold...............           (1,215,747)       (1,141,000)           1,109,000
   Net change in unrealized appreciation
      (depreciation) of investments...........................           10,490,315       (14,553,000)          (2,392,000)
                                                                   ----------------     -------------        -------------
   Net increase (decrease) in net assets resulting
      from operations .......................................            13,516,020        (4,306,000)           8,830,000
                                                                   ----------------     -------------        -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
      Net investment income...................................              (12,364)              N/A                  N/A
      Net realized gain on investments........................                   --               N/A                  N/A
                                                                   ----------------     -------------        -------------
   Total Dividends............................................              (12,364)              N/A                  N/A
                                                                   ----------------     -------------        -------------

   SHARES*:
      Net investment income...................................             (703,423)      (11,388,000)         (10,113,000)
      Net realized gain on investments........................                   --                --                   --
                                                                   ----------------     -------------        -------------
         Total Dividends......................................             (703,423)      (11,388,000)         (10,113,000)
                                                                   ----------------     -------------        -------------

   TRUST SHARES:
      Net investment income...................................           (2,664,672)              N/A                  N/A
      Net realized gain on investments........................                   --               N/A                  N/A
                                                                   ----------------     -------------        -------------
         Total Dividends......................................           (2,664,672)              N/A                  N/A
                                                                   ----------------     -------------        -------------

   BKB SHARES:
      Net investment income...................................             (861,423)              N/A                  N/A
      Net realized gain on investments........................                   --               N/A                  N/A
                                                                   ----------------     -------------        -------------
         Total Dividends......................................             (861,423)              N/A                  N/A
                                                                   ----------------     -------------        -------------

         Total Dividends to shareholders......................           (4,241,882)      (11,388,000)         (10,113,000)
                                                                   ----------------     -------------        -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)............           (8,060,994)      (21,037,000)          63,017,000
                                                                   ----------------     -------------        -------------
   Net increase (decrease) in net assets......................            1,213,144       (36,731,000)          61,734,000
                                                                   ----------------     -------------        -------------

NET ASSETS AT END OF PERIOD
      (INCLUDING LINE A)......................................     $    232,353,352     $ 231,140,000        $ 267,871,000
                                                                   ================     =============        =============
(A) Undistributed (overdistributed) net
   investment income (loss)...................................     $             (2)    $          --        $          --
                                                                   ================     =============        =============

--------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 74 - 75.
* Prior to June 26, 2000, the Florida Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      66-67

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                             TAX-EXEMPT BOND FUND
                                                             -------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                                      2000                           1999
                                                            --------------------------    ---------------------------
                                                             SHARES         DOLLARS          SHARES         DOLLARS
                                                           -----------    ------------    -----------    -------------
RETAIL A SHARES:
   Sold..............................................        1,791,797    $ 18,608,441      1,027,378    $  10,924,021
   Issued to shareholders in reinvestment
        of dividends ................................           74,101         773,338         90,411        1,054,920
   Repurchased.......................................       (2,366,348)    (24,605,217)      (822,141)      (8,919,372)
                                                           -----------    ------------    -----------    -------------
   Net increase (decrease)...........................         (500,450)   $ (5,223,438)       295,648    $   3,059,569
                                                           ===========    ============    ===========    =============

RETAIL B SHARES:
   Sold..............................................           49,544    $    513,626        121,001    $   1,359,050
   Issued to shareholders in reinvestment
        of dividends ................................            8,683          90,739          9,992          100,123
   Repurchased.......................................          (64,874)       (669,832)       (43,965)        (479,393)
                                                           -----------    ------------    -----------    -------------
   Net increase (decrease)...........................           (6,647)   $    (65,467)        87,028    $     979,780
                                                           ===========    ============    ===========    =============

TRUST SHARES:
   Sold..............................................        7,048,235    $ 72,972,198      2,480,419    $  27,090,728
   Issued to shareholders in reinvestment
        of dividends ...............................           273,242       2,855,131        320,864        3,516,363
   Repurchased.......................................       (4,737,720)    (49,155,117)    (1,066,969)     (11,540,714)
                                                           -----------    ------------    -----------    -------------
   Net increase......................................        2,583,757    $ 26,672,212      1,734,314    $  19,066,377
                                                           ===========    ============    ===========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      68-69

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                         CONNECTICUT MUNICIPAL BOND FUND
                                                             -------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                                     2000                            1999
                                                           ---------------------------    ----------------------------
                                                             SHARES        DOLLARS           SHARES          DOLLARS
                                                           ----------   --------------    -----------    -------------
RETAIL A SHARES:
   Sold..............................................         700,973   $    7,153,911      1,302,912    $  13,759,257
   Issued to shareholders in reinvestment
        of dividends ................................          79,825          811,895         81,055          674,313
   Repurchased.......................................        (989,731)     (10,020,426)    (1,033,862)     (10,721,396)
                                                           ----------   --------------    -----------    -------------
   Net increase (decrease)...........................        (208,933)   $  (2,054,620)       350,105    $   3,712,174
                                                           ==========   ==============    ===========    =============

RETAIL B SHARES:
   Sold..............................................             N/A              N/A            N/A              N/A
   Issued to shareholders in reinvestment
        of dividends ................................             N/A              N/A            N/A              N/A
   Repurchased.......................................             N/A              N/A            N/A              N/A
                                                           ----------   --------------    -----------    -------------
   Net increase (decrease)...........................             N/A              N/A            N/A              N/A
                                                           ==========   ==============    ===========    =============

TRUST SHARES:
   Sold..............................................         940,347   $    9,561,855        832,405    $   8,822,079
   Issued to shareholders in reinvestment
        of dividends ...............................              274            2,786            318            2,396
   Repurchased.......................................        (471,802)      (4,791,295)      (349,964)      (3,746,362)
                                                           ----------   --------------    -----------    -------------
   Net increase......................................         468,819   $    4,773,346        482,759    $   5,078,113
                                                           ==========   ==============    ===========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      68-69

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                        MASSACHUSETTS MUNICIPAL BOND FUND
                                                              -------------------------------------------------------
                                                                                YEARS ENDED OCTOBER 31,
                                                                       2000                            1999
                                                            ----------------------------    ----------------------------
                                                               SHARES          DOLLARS         SHARES          DOLLARS
                                                            -----------    -------------    -----------    -------------
RETAIL A SHARES:
   Sold..............................................         1,235,531    $  12,208,956      1,195,565    $  12,444,513
   Issued to shareholders in reinvestment
        of dividends ................................           117,115        1,155,697        138,671        1,440,807
   Repurchased.......................................        (2,070,848)     (20,326,271)    (1,464,110)     (15,097,467)
                                                            -----------    -------------    -----------    -------------
   Net increase (decrease)...........................          (718,202)   $  (6,961,618)      (129,874)   $  (1,212,147)
                                                            ===========    =============    ===========    =============

RETAIL B SHARES:
   Sold..............................................               N/A              N/A            N/A              N/A
   Issued to shareholders in reinvestment
        of dividends ................................               N/A              N/A            N/A              N/A
   Repurchased.......................................               N/A              N/A            N/A              N/A
                                                            -----------    -------------    -----------    -------------
   Net increase (decrease)...........................               N/A              N/A            N/A              N/A
                                                            ===========    =============    ===========    =============

TRUST SHARES:
   Sold..............................................         2,212,486    $  21,729,952      1,544,810    $  15,868,262
   Issued to shareholders in reinvestment
        of dividends ...............................              3,510           34,688          4,943           50,657
   Repurchased.......................................        (1,300,931)     (12,885,871)      (296,766)      (3,007,231)
                                                            -----------    -------------    -----------    -------------
   Net increase......................................           915,065    $   8,878,769      1,252,987    $  12,911,688
                                                            ===========    =============    ===========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      68-69

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         NEW JERSEY MUNICIPAL BOND FUND
                                                             -------------------------------------------------------
                                                                            YEARS ENDED OCTOBER 31,
                                                                      2000                           1999
                                                            --------------------------    ---------------------------
                                                             SHARES         DOLLARS          SHARES         DOLLARS
                                                           -----------    ------------    -----------    -------------
RETAIL A SHARES:
   Sold..............................................          318,940    $  3,073,935        152,836    $   1,530,335
   Issued to shareholders in reinvestment
        of dividends ................................            3,639          35,305          2,738           27,090
   Repurchased.......................................         (337,502)     (3,250,420)       (99,073)        (969,625)
                                                           -----------    ------------    -----------    -------------
   Net increase (decrease)...........................          (14,923)   $   (141,180)        56,501    $     587,800
                                                           ===========    ============    ===========    =============

TRUST SHARES:
   Sold..............................................          315,159    $  3,057,446         74,984    $     757,940
   Issued in connection with acquisition (Note 9)....               --              --             --               --
   Issued to shareholders in reinvestment
        of dividends ................................              144           1,392             --               --
   Repurchased.......................................          (62,190)       (598,220)       (51,120)        (504,113)
                                                           -----------    ------------    -----------    -------------
   Net increase......................................          253,113    $  2,460,618         23,864    $     253,827
                                                           ===========    ============    ===========    =============

BKB SHARES:
   Sold..............................................              N/A             N/A            N/A              N/A
   Issued in connection with acquisition (Note 9)....              N/A             N/A            N/A              N/A
   Issued to shareholders in reinvestment
        of dividends ................................              N/A             N/A            N/A              N/A
   Repurchased.......................................              N/A             N/A            N/A              N/A
                                                           -----------    ------------    -----------    -------------
   Net increase......................................              N/A             N/A            N/A              N/A
                                                           ===========    ============    ===========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      70-71

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                           NEW YORK MUNICIPAL BOND FUND
                                                             -------------------------------------------------------
                                                                                            YEARS ENDED OCTOBER 31,
                                                                     2000                            1999
                                                           ---------------------------    ----------------------------
                                                             SHARES        DOLLARS           SHARES          DOLLARS
                                                           ----------   --------------    -----------    -------------
RETAIL A SHARES:
   Sold..............................................       1,503,874   $   16,030,595        790,902    $   8,808,575
   Issued to shareholders in reinvestment
        of dividends ................................         137,108        1,467,088        118,514        1,440,313
   Repurchased.......................................      (2,028,517)     (21,641,046)    (1,215,806)     (13,618,561)
                                                           ----------   --------------    -----------    -------------
   Net increase (decrease)...........................        (387,535)  $   (4,143,363)      (306,390)   $  (3,369,673)
                                                           ==========   ==============    ===========    =============

TRUST SHARES:
   Sold..............................................       2,123,943   $   22,723,789        895,936    $  10,126,919
   Issued in connection with acquisition (Note 9)....              --               --             --               --
   Issued to shareholders in reinvestment
        of dividends ................................          14,448          154,531         15,619          172,798
   Repurchased.......................................      (1,011,328)     (10,806,969)      (484,126)      (5,368,630)
                                                           ----------   --------------    -----------    -------------
   Net increase......................................       1,127,063   $   12,071,351        427,429    $   4,931,087
                                                           ==========   ==============    ===========    =============

BKB SHARES:
   Sold..............................................             N/A              N/A            N/A              N/A
   Issued in connection with acquisition (Note 9)....             N/A              N/A            N/A              N/A
   Issued to shareholders in reinvestment
        of dividends ................................             N/A              N/A            N/A              N/A
   Repurchased.......................................             N/A              N/A            N/A              N/A
                                                           ----------   --------------    -----------    -------------
   Net increase......................................             N/A              N/A            N/A              N/A
                                                           ==========   ==============    ===========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      70-71

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                         RHODE ISLAND MUNICIPAL BOND FUND
                                                             -------------------------------------------------------
                                                                               YEARS ENDED OCTOBER 31,
                                                                      2000                            1999
                                                           ----------------------------    ----------------------------
                                                              SHARES          DOLLARS         SHARES          DOLLARS
                                                           -----------    -------------    -----------    -------------
RETAIL A SHARES:
   Sold..............................................        1,019,352    $  10,627,539        670,082    $   7,391,836
   Issued to shareholders in reinvestment
        of dividends ................................           35,894          376,889         21,822          490,026
   Repurchased.......................................         (549,449)      (5,742,965)      (585,107)      (6,610,916)
                                                           -----------    -------------    -----------    -------------
   Net increase (decrease)...........................          505,797    $   5,261,463        106,797    $   1,270,946
                                                           ===========    =============    ===========    =============

TRUST SHARES:
   Sold..............................................          367,557    $   3,931,226             --               --
   Issued in connection with acquisition (Note 9)....        7,472,341       78,684,074             --               --
   Issued to shareholders in reinvestment
        of dividends ................................               14              149             --               --
   Repurchased.......................................         (155,955)      (1,665,586)            --               --
                                                           -----------    -------------    -----------    -------------
   Net increase......................................        7,683,957    $  80,949,863             --               --
                                                           ===========    =============    ===========    =============

BKB SHARES:
   Sold..............................................            4,135    $      45,127            N/A              N/A
   Issued in connection with acquisition (Note 9)....        1,152,977       12,140,736            N/A              N/A
   Issued to shareholders in reinvestment
        of dividends ................................           15,368          164,278            N/A              N/A
   Repurchased.......................................         (205,300)      (2,197,754)           N/A              N/A
                                                           -----------    -------------    -----------    -------------
   Net increase......................................          967,180    $  10,152,387            N/A              N/A
                                                           ===========    =============    ===========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      70-71

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                     INTERMEDIATE TAX-EXEMPT BOND FUND
                                                  ---------------------------------------------------------------------
                                                     PERIOD FROM
                                                   JUNE 1, 2000 TO                         YEARS ENDED MAY 31,
                                                  OCTOBER 31, 2000                 2000                        1999
                                                                          ------------------------------------------------
                                                SHARES       DOLLARS       SHARES        DOLLARS      SHARES      DOLLARS
                                              ----------  ------------  -----------  -------------  ----------  ------------
RETAIL A SHARES:
   Sold.....................................       5,972  $     59,821          N/A            N/A         N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............          --           --           N/A            N/A         N/A           N/A
   Repurchased..............................      (5,833)      (58,632)         N/A            N/A         N/A           N/A
                                              ----------  ------------  -----------  -------------  ----------  ------------
   Net increase.............................         139  $      1,189          N/A            N/A         N/A           N/A
                                              ==========  ============  ===========  =============  ==========  ============
SHARES*:
   Sold.....................................      38,235  $    375,722   10,897,000  $ 106,799,000   8,401,000  $ 88,484,000
   Issued to shareholders in
     reinvestment of dividends .............          --           --       470,000      4,610,000     563,000     5,924,000
   Repurchased..............................    (593,718)   (5,777,207) (15,006,000)  (146,442,000) (3,252,000)  (34,309,000)
                                              ----------  ------------  -----------  -------------  ----------  ------------
   Net increase (decrease)..................    (555,483) $ (5,401,485)  (3,639,000) $ (35,033,000)  5,712,000  $ 60,099,000
                                              ==========  ============  ===========  =============  ==========  ============
TRUST SHARES:
   Sold.....................................     435,459  $  3,978,752          N/A            N/A         N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............       5,382        53,522          N/A            N/A         N/A           N/A
   Repurchased..............................  (2,017,756)  (19,714,004)         N/A            N/A         N/A           N/A
                                              ----------  ------------  -----------  -------------  ----------  ------------
   Net increase (decrease)..................  (1,576,915) $(15,681,730)         N/A            N/A         N/A           N/A
                                              ==========  ============  ===========  =============  ==========  ============
BKB SHARES:
   Sold.....................................      57,927  $    573,724          N/A            N/A         N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............      29,741       297,562          N/A            N/A         N/A           N/A
   Repurchased..............................  (1,031,447)  (10,283,930)         N/A            N/A         N/A           N/A
                                              ----------  ------------  -----------  -------------  ----------  ------------
   Net decrease.............................    (943,779) $ (9,412,644)         N/A            N/A         N/A           N/A
                                              ==========  ============  ===========  =============  ==========  ============

-------------------------------------------------
   * Prior to June 26, 2000, the Intermediate Tax-Exempt Bond and Connecticut Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      72-73

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                           CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                                                  ------------------------------------------------------------------
                                                   PERIOD FROM
                                                 JUNE 1, 2000 TO                      YEARS ENDED MAY 31,
                                                OCTOBER 31, 2000                2000                       1999
                                                                        ------------------------------------------------
                                               SHARES      DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                              ---------  -----------  -----------  ------------  -----------  ------------
RETAIL A SHARES:
   Sold.....................................      6,292  $    65,435          N/A           N/A          N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............         44          453          N/A           N/A          N/A           N/A
   Repurchased..............................         --           --          N/A           N/A          N/A           N/A
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net increase.............................      6,336  $    65,888          N/A           N/A          N/A           N/A
                                              =========  ===========  ===========  ============  ===========  ============
SHARES*:
   Sold.....................................    103,558  $ 1,048,443    4,351,000  $ 44,297,000    6,267,000  $ 68,008,000
   Issued to shareholders in
     reinvestment of dividends .............         --           --      233,000     2,383,000      198,000     2,159,000
   Repurchased..............................   (241,863)  (2,444,804)  (7,282,000)  (74,030,000)  (2,025,000)  (21,996,000)
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net increase (decrease)..................   (138,305) $(1,396,361)  (2,698,000) $(27,350,000)   4,440,000  $ 48,171,000
                                              =========  ===========  ===========  ============  ===========  ============
TRUST SHARES:
   Sold.....................................    493,080  $ 4,082,706          N/A           N/A          N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............      2,852       29,511          N/A           N/A          N/A           N/A
   Repurchased..............................   (295,701)  (2,048,142)         N/A           N/A          N/A           N/A
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net increase (decrease)..................    200,231  $ 2,064,075          N/A           N/A          N/A           N/A
                                              =========  ===========  ===========  ============  ===========  ============
BKB SHARES:
   Sold.....................................    124,697  $ 1,295,303          N/A           N/A          N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............     47,685      493,196          N/A           N/A          N/A           N/A
   Repurchased..............................   (506,913)  (5,230,516)         N/A           N/A          N/A           N/A
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net decrease.............................   (334,531) $(3,442,017)         N/A           N/A          N/A           N/A
                                              =========  ===========  ===========  ============  ===========  ============

-------------------------------------------------
   * Prior to June 26, 2000, the Intermediate Tax-Exempt Bond and Connecticut Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      72-73

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                     FLORIDA MUNICIPAL BOND FUND
                                                  -------------------------------------------------------------------
                                                     PERIOD FROM
                                                   JUNE 1, 2000 TO                       YEARS ENDED MAY 31,
                                                  OCTOBER 31, 2000                2000                      1999
                                                                          ----------------------------------------------
                                                SHARES      DOLLARS       SHARES        DOLLARS      SHARES      DOLLARS
                                              ----------  -----------  -----------  ------------  ----------  ------------
RETAIL A SHARES:
   Sold.....................................         N/A          N/A          N/A           N/A         N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............         N/A          N/A          N/A           N/A         N/A           N/A
   Repurchased..............................         N/A          N/A          N/A           N/A         N/A           N/A
                                              ----------  -----------  -----------  ------------  ----------  ------------
   Net increase ............................         N/A          N/A          N/A           N/A         N/A           N/A
                                              ==========  ===========  ===========  ============  ==========  ============
SHARES*:
   Sold.....................................     118,755  $ 1,137,471    1,946,000  $ 18,910,000   2,151,000  $ 22,210,000
   Issued to shareholders in
     reinvestment of dividends .............          --       --            4,000        36,000      74,000       767,000
   Repurchased..............................     (57,681)    (556,316)  (2,312,000)  (22,360,000)   (458,000)   (4,729,000)
                                              ----------  -----------  -----------  ------------  ----------  ------------
   Net increase (decrease)..................      61,074  $   581,155     (362,000) $ (3,414,000)  1,767,000  $ 18,248,000
                                              ==========  ===========  ===========  ============  ==========  ============
TRUST SHARES:
   Sold.....................................     345,470  $ 3,414,114          N/A           N/A         N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............         873        8,573          N/A           N/A         N/A           N/A
   Repurchased..............................    (581,217)  (5,715,132)         N/A           N/A         N/A           N/A
                                              ----------  -----------  -----------  ------------  ----------  ------------
   Net decrease.............................    (234,874) $(2,292,445)         N/A           N/A         N/A           N/A
                                              ==========  ===========  ===========  ============  ==========  ============
BKB SHARES:
   Sold.....................................         N/A          N/A          N/A           N/A         N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............         N/A          N/A          N/A           N/A         N/A           N/A
   Repurchased..............................         N/A          N/A          N/A           N/A         N/A           N/A
                                              ----------  -----------  -----------  ------------  ----------  ------------
   Net decrease.............................         N/A          N/A          N/A           N/A         N/A           N/A
                                              ==========  ===========  ===========  ============  ==========  ============

-----------------------------------------------------
   * Prior to June 26, 2000, the Florida Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      74-75

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                           MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                                  --------------------------------------------------------------------
                                                   PERIOD FROM
                                                 JUNE 1, 2000 TO                      YEARS ENDED MAY 31,
                                                OCTOBER 31, 2000                2000                       1999
                                                                        ------------------------------------------------
                                               SHARES      DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                              ---------  -----------  -----------  ------------  -----------  ------------
RETAIL A SHARES:
   Sold.....................................    229,654  $ 2,329,849          N/A           N/A          N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............      1,244       12,630          N/A           N/A          N/A           N/A
   Repurchased..............................    (98,717)    (998,026)         N/A           N/A          N/A           N/A
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net increase ............................    132,181  $ 1,344,453          N/A           N/A          N/A           N/A
                                              =========  ===========  ===========  ============  ===========  ============
SHARES*:
   Sold.....................................    165,820  $ 1,646,253    7,367,000  $ 73,630,000    9,328,000  $ 98,037,000
   Issued to shareholders in
     reinvestment of dividends .............         --           --      301,000     3,001,000      291,000     3,049,000
   Repurchased..............................   (377,648)  (3,755,844)  (9,812,000)  (97,668,000)  (3,627,000)  (38,069,000)
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net increase (decrease)..................   (211,828) $(2,109,591)  (2,144,000) $(21,037,000)   5,992,000  $ 63,017,000
                                              =========  ===========  ===========  ============  ===========  ============
TRUST SHARES:
   Sold.....................................    834,209  $ 6,856,918          N/A           N/A          N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............      1,153       11,673          N/A           N/A          N/A           N/A
   Repurchased..............................   (964,882)  (8,168,143)         N/A           N/A          N/A           N/A
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net decrease.............................   (129,520) $(1,299,552)         N/A           N/A          N/A           N/A
                                              =========  ===========  ===========  ============  ===========  ============
BKB SHARES:
   Sold.....................................    128,151  $ 1,299,608          N/A           N/A          N/A           N/A
   Issued to shareholders in
     reinvestment of dividends .............     88,333      894,035          N/A           N/A          N/A           N/A
   Repurchased..............................   (808,149)  (8,189,947)         N/A           N/A          N/A           N/A
                                              ---------  -----------  -----------  ------------  -----------  ------------
   Net decrease.............................   (591,665) $(5,996,304)         N/A           N/A          N/A           N/A
                                              =========  ===========  ===========  ============  ===========  ============

-----------------------------------------------------
   * Prior to June 26, 2000, the Florida Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      74-75

TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES                                                                      TRUST SHARES

                                                       YEARS ENDED OCTOBER 31,                   YEARS ENDED OCTOBER 31,
                                        --------------------------------------------- ---------------------------------------------
                                          2000     1999      1998     1997     1996     2000     1999      1998     1997     1996
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, Beginning of Period... $  10.33 $  11.30  $  11.06  $ 10.78 $  10.78 $  10.33 $  11.30  $  11.06 $  10.78 $  10.78
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Income from Investment Operations:
   Net investment income (A)...........     0.47     0.46      0.48     0.50     0.50     0.49     0.49      0.50     0.53     0.53
   Net realized and unrealized
     gain (loss) on investments.. .....     0.35    (0.83)     0.34     0.29       --     0.35    (0.83)     0.34     0.29       --
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
       Total from
        Investment Operations:.........     0.82    (0.37)     0.82     0.79     0.50     0.84    (0.34)     0.84     0.82     0.53
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Less Dividends:
   Dividends from net investment income    (0.47)   (0.46)    (0.49)   (0.50)   (0.50)   (0.49)   (0.49)    (0.51)   (0.53)   (0.53)
   Dividends from net realized
     capital gains.....................       --    (0.14)    (0.09)   (0.01)      --       --    (0.14)    (0.09)   (0.01)      --
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
     Total Dividends:..................    (0.47)   (0.60)    (0.58)   (0.51)   (0.50)   (0.49)   (0.63)    (0.60)   (0.54)   (0.53)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net increase (decrease) in
  net asset value......................     0.35    (0.97)     0.24     0.28       --     0.35    (0.97)     0.24     0.28       --
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, End of Period......... $  10.68 $  10.33  $  11.30 $  11.06 $  10.78 $  10.68 $  10.33  $  11.30 $  11.06 $  10.78
                                        ======== ========  ======== ======== ======== ======== ========  ======== ======== ========
Total Return(2)........................     8.12%   (3.45)%    7.60%    7.49%    4.77%    8.32%   (3.25)%    7.85%    7.75%    5.03%
Ratios/Supplemental Data:
Net Assets, End of Period (000's)...... $ 21,229 $ 25,704  $ 24,764 $ 25,465 $ 28,339 $174,415 $141,999  $135,664 $122,218 $103,163
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.... .........     4.48%    4.25%     4.32%    4.60%    4.68%    4.66%    4.46%     4.55%    4.85%    4.91%
   Operating expenses including
     reimbursement/waiver....... ......     0.89%    0.92%     0.94%    0.95%    0.93%    0.71%    0.71%     0.71%    0.70%    0.70%
   Operating expenses excluding
     reimbursement/waiver....... ......     1.10%    1.12%     1.15%    1.18%    1.18%    0.91%    0.91%     0.92%    0.96%    0.95%
Portfolio Turnover Rate................       73%      23%       59%      78%      15%      73%      23%       59%      78%      15%

--------------------------------------------------
   *  Annualized
  **  Not Annualized
 (1)  The Fund began offering Retail B Shares on March 4, 1996.
 (2) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.45, $0.44, $0.46, $0.47 and $0.48, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.47, $0.47, $0.48, $0.51 and $0.51, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $0.38, $0.37, $0.40, $0.40 and $0.25, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      76-77

TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          RETAIL B SHARES

                                                YEARS ENDED OCTOBER 31,       PERIOD ENDED
                                          ----------------------------------   OCTOBER 31
                                            2000     1999    1998     1997      1996(1)
                                          -------  -------  -------  -------  -----------
Net Asset Value, Beginning of Period....  $ 10.33  $ 11.30  $ 11.06  $ 10.78    $10.94
                                          -------  -------  -------  -------  -----------
Income from Investment Operations:
   Net investment income (A)............     0.40     0.39     0.42     0.43      0.27
   Net realized and unrealized
     gain (loss) on investments.. ......     0.35    (0.83)    0.33     0.29     (0.16)
                                          -------  -------  -------  -------  -----------
       Total from
        Investment Operations:..........     0.75    (0.44)    0.75     0.72      0.11
                                          -------  -------  -------  -------  -----------
Less Dividends:
   Dividends from net investment income.    (0.40)   (0.39)   (0.42)   (0.43)    (0.27)
   Dividends from net realized
     capital gains......................       --    (0.14)   (0.09)   (0.01)       --
                                          -------  -------  -------  -------  -----------
     Total Dividends:...................    (0.40)   (0.53)   (0.51)   (0.44)    (0.27)
                                          -------  -------  -------  -------  -----------
Net increase (decrease) in
  net asset value.......................     0.35    (0.97)    0.24     0.28     (0.16)
                                          -------  -------  -------  -------  -----------
Net Asset Value, End of Period..........  $ 10.68  $ 10.33  $ 11.30  $ 11.06    $10.78
                                          =======  =======  =======  =======  ===========
Total Return(2).........................     7.41%   (4.07)%   6.95%    6.83%     1.08%**
Ratios/Supplemental Data:
Net Assets, End of Period (000's).......  $ 3,426  $ 3,382  $ 2,715  $ 1,690    $  787
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.... ..........     3.82%    3.61%    3.71%    3.95%     4.08%*
   Operating expenses including
     reimbursement/waiver....... .......     1.55%    1.55%    1.55%    1.60%     1.57%*
   Operating expenses excluding
     reimbursement/waiver....... .......     1.75%    1.75%    1.76%    1.83%     1.77%*
Portfolio Turnover Rate.................       73%      23%      59%      78%       15%

--------------------------------------------------
   *  Annualized
  **  Not Annualized
 (1)  The Fund began offering Retail B Shares on March 4, 1996.
 (2) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.45, $0.44, $0.46, $0.47 and $0.48, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.47, $0.47, $0.48, $0.51 and $0.51, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $0.38, $0.37, $0.40, $0.40 and $0.25, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      76-77

CONNECTICUT MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


 RETAIL A SHARES                                                                      TRUST SHARE

                                                     YEARS ENDED OCTOBER 31,                   YEARS ENDED OCTOBER 31,
                                        --------------------------------------------- ---------------------------------------------
                                          2000     1999      1998     1997     1996     2000     1999      1998     1997     1996
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, Beginning of Period..  $  10.09 $  10.82  $  10.47 $  10.14 $ 10.13  $  10.09 $  10.82  $  10.47 $  10.14 $  10.13
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Income from Investment Operations:
   Net investment income (A)...........     0.44     0.43      0.43     0.45     0.42     0.46     0.45      0.45     0.47     0.44
   Net realized and unrealized gain
    (loss) on investments.. ...........     0.30    (0.73)     0.35     0.33     0.01     0.30    (0.73)     0.35     0.33     0.01
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
       Total from Investment
         Operations:...................     0.74    (0.30)     0.78     0.78     0.43     0.76    (0.28)     0.80     0.80     0.45
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Less Dividends:
   Dividends from net
      investment income................    (0.44)   (0.43)    (0.43)   (0.45)   (0.42)   (0.46)   (0.45)    (0.45)   (0.47)   (0.44)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
     Total Dividends:..................    (0.44)   (0.43)    (0.43)   (0.45)   (0.42)   (0.46)   (0.45)    (0.45)   (0.47)   (0.44)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net increase (decrease) in
  net asset value......................     0.30    (0.73)     0.35     0.33     0.01     0.30    (0.73)     0.35     0.33     0.01
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, End of Period......... $  10.39 $  10.09  $  10.82 $  10.47 $  10.14    10.39 $  10.09  $  10.82 $  10.47 $  10.14
                                        ======== ========  ======== ======== ======== ======== ========  ======== ======== ========

Total Return(1)........................     7.50%   (2.87)%    7.58%    7.86%    4.32%    7.71%   (2.68)%    7.81%    8.06%    4.54%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...... $ 25,346 $ 26,715  $ 24,856 $ 23,355 $ 23,244 $ 23,254 $ 17,848  $ 13,913 $  9,866 $  6,348
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver..............     4.30%    4.07%     4.02%    4.30%    4.13%    4.49%    4.26%     4.24%    4.51%    4.34%
   Operating expenses including
     reimbursement/waiver..............     0.84%    0.85%     0.88%    0.70%    0.70%    0.65%    0.65%     0.67%    0.49%    0.49%
   Operating expenses excluding
     reimbursement/waiver..............     1.25%    1.25%     1.31%    1.31%    1.38%    1.06%    1.05%     1.10%    1.10%    1.17%
Portfolio Turnover Rate................       33%      53%       46%      42%       3%      33%      53%       46%      42%       3%

----------------------------------------------

 (1) Calculation does not include the effect of any sales charge for Retail A Shares.
 (A) Netinvestment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.40, $0.39, $0.38, $0.38 and $0.35, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.42, $0.41, $0.40, $0.41 and $0.37, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      78-79

MASSACHUSETTS MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARE                                                                       TRUST SHARES


                                                        YEARS ENDED OCTOBER 31,                   YEARS ENDED OCTOBER 31,
                                        --------------------------------------------- ---------------------------------------------
                                          2000     1999      1998     1997     1996     2000     1999      1998     1997     1996
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, Beginning of Period... $   9.76 $  10.53  $  10.25 $   9.94 $   9.98 $   9.76 $  10.53  $  10.25 $   9.94 $   9.98
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Income from Investment Operations:
   Net investment income (A)...........     0.45     0.43      0.46     0.45     0.43     0.47     0.45      0.47     0.46     0.46
   Net realized and unrealized
    gain (loss) on investments.........     0.34    (0.77)     0.27     0.32    (0.04)    0.34    (0.77)     0.27     0.32    (0.04)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
       Total from Investment
        Operations: ...................     0.79    (0.34)     0.73     0.77     0.39     0.81    (0.32)     0.74     0.78     0.42
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Less Dividends:
   Dividends from net
     investment income ................    (0.45)   (0.43)    (0.45)   (0.46)   (0.43)   (0.47)   (0.45)    (0.46)   (0.47)    0.46)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
     Total Dividends:..................    (0.45)   (0.43)    (0.45)   (0.46)   (0.43)   (0.47)   (0.45)    (0.46)   (0.47)   (0.46)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net increase (decrease) in
  net asset value .....................     0.34    (0.77)     0.28     0.31    (0.04)    0.34    (0.77)     0.28     0.31    (0.04)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, End of Period......... $  10.10 $   9.76  $  10.53 $  10.25 $   9.94 $  10.10 $   9.76  $  10.53 $  10.25 $   9.94
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------

Total Return (1).......................     8.30%   (3.35)%    7.22%    7.92%    4.05%    8.47%   (3.17)%    7.42%    8.06%    4.27%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...... $ 33,830 $ 39,696  $ 44,189 $ 33,318 $ 26,275 $ 44,328 $ 33,897  $ 23,371 $ 13,986 $ 11,047
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver. ............     4.55%    4.18%     4.30%    4.38%    4.42%    4.71%    4.36%     4.49%    4.57%    4.60%
   Operating expenses including
     reimbursement/waiver .............     0.75%    0.79%     0.78%    0.63%    0.66%    0.59%    0.61%     0.60%    0.44%    0.48%
   Operating expenses excluding
     reimbursement/waiver .............     1.15%    1.19%     1.21%    1.20%    1.32%    1.00%    1.01%     1.03%    1.01%    1.14%
Portfolio Turnover Rate................       34%      34%       44%      48%      16%      34%      34%       44%      48%      16%

-----------------------------------------
(1) Calculation does not include the effect of any sales charge for Retail A Shares.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.41, $0.39, $0.41, $0.39 and $0.37, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.43, $0.41, $0.42, $0.40 and $0.40, repectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      80-81

NEW JERSEY MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES                                                                     TRUST SHARES

                                              YEAR ENDED OCTOBER 31,  PERIOD ENDED   YEAR ENDED OCTOBER 31,  PERIOD ENDED
                                              ----------------------   OCTOBER 31,   ----------------------   OCTOBER 31,
                                                2000       1999          1998(1)        2000        1999         1998(1)
                                              ---------    ---------  ------------   --------    ----------  -------------
NET ASSET VALUE, Beginning of Period........  $    9.56    $   10.24  $      10.00   $   9.56    $    10.24  $       10.00
                                              ---------    ---------  ------------   --------    ----------  -------------
Income from Investment Operations:
   Net investment income (A)................       0.40         0.36          0.20       0.40          0.38           0.21
   Net realized and unrealized gain
    (loss) on investments ..................       0.31        (0.68)         0.24       0.32         (0.68)          0.24
                                              ---------    ---------  ------------   --------    ----------  -------------
       Total from Investment Operations:....       0.71        (0.32)         0.44       0.72         (0.30)          0.45
                                              ---------    ---------  ------------   --------    ----------  -------------
Less Dividends
   Dividends from net investment income.....      (0.39)       (0.36)        (0.20)     (0.40)        (0.38)         (0.21)
                                              ---------    ---------  ------------   --------    ----------  -------------
     Total Dividends:.......................      (0.39)       (0.36)        (0.20)     (0.40)        (0.38)         (0.21)
                                              ---------    ---------  ------------   --------    ----------  -------------
Net increase (decrease) in net asset value..       0.32        (0.68)         0.24       0.32         (0.68)          0.24
                                              ---------    ---------  ------------   --------    ----------  -------------
Net Asset Value, End of Period..............  $    9.88    $    9.56  $      10.24   $   9.88    $     9.56  $       10.24
                                              =========    =========  ============   ========    ==========  =============

Total Return(2).............................       7.61%       (3.24)%        4.34%**    7.74%        3.06)%          4.48%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...........  $   1,198    $   1,302  $        815   $ 10,174    $    7,422  $       7,701
Ratios to average net assets:
   Net investment income including
     reimbursement/waive ...................       4.03%        3.56%         3.62%*     4.16%         3.76%          3.79%*
   Operating expenses including
     reimbursement/waiver ..................       0.99%        1.11%         1.09%*     0.86%         0.92%          0.92%*
   Operating expenses excluding
     reimbursement/waiver ..................       2.02%        2.11%         3.65%*     1.64%         1.63%          2.07%*
Portfolio Turnover Rate.....................         77%          41%           53%**      77%           41%            53%**

-----------------------------------------------
  *  Annualized.
 **  Not annualized.
(1)  The Fund commenced operations on April 3, 1998.
(2) Calculation does not include the effect of any sales charge for Retail A Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $0.30, $0.26 and $0.06, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $0.32, $0.30 and $0.15, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      82-83

NEW YORK MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES                                                                      TRUST SHARES

                                                      YEARS ENDED OCTOBER 31,                   YEARS ENDED OCTOBER 31,
                                        --------------------------------------------- ---------------------------------------------
                                          2000     1999      1998     1997     1996     2000     1999      1998     1997     1996
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, Beginning of Period... $  10.57 $  11.44  $  11.09 $  10.75 $  10.78 $  10.57 $  11.44  $  11.09 $  10.75 $  10.78
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Income from Investment Operations:
   Net investment income (A)...........     0.48     0.48      0.48     0.49     0.48     0.50     0.50      0.50     0.52     0.51
   Net realized and unrealized gain
     (loss) on investments ............     0.44    (0.89)     0.35     0.34    (0.03)    0.44    (0.89)     0.35     0.34    (0.03)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
      Total from Investment Operations:     0.92    (0.41)     0.83     0.83     0.45     0.94    (0.39)     0.85     0.86     0.48
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Less Dividends:
  Dividends from net investment income.    (0.50)   (0.46)    (0.48)   (0.49)   (0.48)   (0.52)   (0.48)    (0.50)   (0.52)   (0.51)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
     Total Dividends:..................    (0.50)   (0.46)    (0.48)   (0.49)   (0.48)   (0.52)   (0.48)    (0.50)    0.52)   (0.51)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net increase (decrease) in net
  asset value                               0.42   (0.87)      0.35     0.34    (0.03)    0.42    (0.87)     0.35     0.34    (0.03)
                                        -------- --------  -------- -------- -------- -------- --------  -------- -------- --------
Net Asset Value, End of Period......... $  10.99 $  10.57  $  11.44 $  11.09 $  10.75 $  10.99 $  10.57  $  11.44 $  11.09 $  10.75
                                        =======  ========  ======== ======== ======== ======== ========  ======== ======== ========

Total Return(1)........................     8.93%   (3.72)%    7.65%    7.93%    4.31%    9.12%   (3.54)%    7.82%    8.17%    4.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)...... $ 38,700 $ 41,343  $ 48,218 $ 38,434 $ 40,154 $ 50,511 $ 36,696  $ 34,801 $ 27,562 $ 23,762
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver .............     4.47%    4.31%     4.27%    4.52%    4.50%    4.65%    4.50%     4.42%    4.75%    4.75%
   Operating expenses including
     reimbursement/waiver .............     0.95%    0.96%     0.87%    0.94%    0.95%    0.78%    0.77%     0.72%    0.71%    0.70%
   Operating expenses excluding
     reimbursement/waiver .............     1.17%    1.16%     1.20%    1.26%    1.35%    0.98%    0.97%     0.99%    1.02%    1.10%
Portfolio Turnover Rate................       37%      24%       27%      61%      12%      37%      24%       27%      61%      12%

---------------------------------------------
(1) Calculation does not include the effect of any sales charge for Retail A Shares.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.45, $0.46, $0.45, $0.45 and $0.44, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.47, $0.48, $0.47, $0.49 and $0.47, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      84-85

RHODE ISLAND MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 RETAIL A SHARES                                                                                   TRUST SHARES     BKB SHARES

                                                              YEARS ENDED OCTOBER 31,              PERIOD ENDED    PERIOD ENDED
                                                 ------------------------------------------------   OCTOBER 31,     OCTOBER 31,
                                                   2000        1999      1998     1997     1996       2000(1)         2000(1)
                                                 --------    --------  -------- -------- --------  ------------    ------------
Net Asset Value, Beginning of Period...........  $  10.36    $  11.18  $  10.91 $  10.65 $ 10.67   $      10.53    $      10.53
                                                 --------    --------  -------- -------- --------  ------------    ------------
Income from Investment Operations:
   Net investment income (A)...................      0.48(3)     0.48      0.50     0.48     0.51          0.18(3)         0.18(3)
   Net realized and unrealized gain (loss)
     on investments. ..........................      0.39       (0.77)     0.29     0.32     0.03          0.22            0.22
                                                 --------    --------  -------- -------- --------  ------------    ------------
       Total from Investment Operations:.......      0.87       (0.29)     0.79     0.80     0.54          0.40            0.40
                                                 --------    --------  -------- -------- --------  ------------    ------------
Less Dividends:
   Dividends from net investment income........     (0.48)      (0.48)    (0.50)   (0.50)   (0.51)        (0.18)(3)       (0.18)(3)
   Dividends from net realized capital gains...     -           (0.05)    (0.02)   (0.04)   (0.05)           --              --
                                                 --------    --------  -------- -------- --------  ------------    ------------
      Total Dividends:.........................     (0.48)      (0.53)    (0.52)   (0.54)   (0.56)        (0.18)          (0.18)
                                                 --------    --------  -------- -------- --------  ------------    ------------
Net increase (decrease) in net asset value.....      0.39       (0.82)     0.27     0.26    (0.02)         0.22            0.22
                                                 --------    --------  -------- -------- --------  ------------    ------------
Net Asset Value, End of Period.................  $  10.75    $  10.36  $  11.18 $  10.91 $  10.65  $      10.75    $      10.75
                                                 ========    ========  ======== ======== ========  ============    ============

Total Return (2)...............................      8.65%      (2.73)%    7.35%    7.78%    5.22%         3.82%**         3.81%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's)..............  $ 26,023    $ 19,833  $ 20,210 $ 17,134 $ 14,900  $     82,617    $     10,399
Ratios to average net assets:
   Net investment income including
        reimbursement/waiver ..................      4.58%       4.41%     4.52%    4.50%    4.78%         4.60%*          4.58%*
   Operating expenses including
        reimbursement/waiver ..................      0.73%       0.80%     0.81%    0.83%    0.77%         0.71%*          0.73%*
   Operating expenses excluding
        reimbursement/waiver ..................      1.06%       1.20%     1.23%    1.34%    1.34%         1.04%*          1.06%*
Portfolio Turnover Rate........................        43%         34%       41%      19%      13%           43%**           43%**

-----------------------------------------------------
  *  Annualized
 **  Not Annualized
(1)  The Fund began issuing Trust Shares and BKB Shares on June 19, 2000.
(2) Calculation does not include the effect of any sales charge for Retail A Shares.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator fo Retail A Shares for the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.45, $0.44, $0.45, $0.43 and $0.45, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.17. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      86-87

INTERMEDIATE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           RETAIL A SHARES    TRUST SHARES

                                             JUNE 26, 2000    JUNE 1, 2000
                                                 THROUGH        THROUGH                       YEARS ENDED MAY 31,
                                               OCTOBER 31,    OCTOBER 31,   -------------------------------------------------------
                                                 2000(1)        2000(2)      2000        1999         1998       1997        1996
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Net Asset Value, Beginning of Period.........  $      9.82    $      9.60   $  10.33   $   10.52   $   10.18   $    9.99   $  10.14
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Income from Investment Operations:
   Net investment income (A).................         0.15(4)        0.18(4)    0.44        0.45        0.48        0.50       0.51
   Net realized and unrealized gain
        (loss) on investments ...............         0.19           0.41      (0.62)      (0.01)       0.44        0.19      (0.09)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
       Total from Investment Operations:.....         0.34           0.59      (0.18)       0.44        0.92        0.69       0.42
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Less Dividends:
   Dividends from net investment income......        (0.15)         (0.18)     (0.44)      (0.45)      (0.48)      (0.50)     (0.51)
   Dividends from capital gains..............           --             --      (0.11)      (0.18)      (0.10)         --      (0.06)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
     Total Dividends:........................        (0.15)         (0.18)     (0.55)      (0.63)      (0.58)      (0.50)     (0.57)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Net increase (decrease) in net asset value...         0.19           0.41      (0.73)      (0.19)       0.34        0.19      (0.15)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Net Asset Value, End of Period...............  $     10.01    $     10.01   $   9.60   $   10.33   $   10.52  $    10.18   $   9.99
                                               ===========    ===========   ========   =========   =========  ==========   ========

Total Return(3)..............................         3.24%**        6.18%**   (1.70)%      4.24%       9.24%       7.74%      4.31%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)............  $         1    $   261,938   $296,711   $ 356,995   $ 303,578   $ 250,526   $196,787
Ratios to average net assets:
   Net investment income including
        reimbursement/waiver ................         4.21%*         4.38%*     4.50%       4.31%       4.62%       4.92%      4.90%
   Operating expenses including
        reimbursement/waiver ................         0.94%*         0.77%*     0.80%       0.80%       0.80%       0.80%      0.79%
   Operating expenses excluding
        reimbursement/waiver ................         1.69%*         0.91%*     1.11%       1.11%       1.12%       1.17%      1.21%
Portfolio Turnover Rate......................           38%**         38%**       48%         69%         34%         33%        37%

---------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.13(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17(4).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      88-89

INTERMEDIATE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               BKB SHARES

                                               JUNE 1, 2000
                                                 THROUGH
                                                OCTOBER 31,                      YEARS ENDED MAY 31,
                                                              ---------------------------------------------------------
                                                   2000(2)       2000        1999         1998         1997       1996
                                               -----------    --------    --------    --------    ---------    --------
Net Asset Value, Beginning of Period.........  $      9.60    $  10.33    $  10.52    $  10.18    $    9.99    $  10.14
                                               -----------    --------    --------    --------    ---------    --------
Income from Investment Operations:
   Net investment income (A).................         0.18(4)     0.44        0.45        0.48         0.50        0.51
   Net realized and unrealized gain
        (loss) on investments ...............         0.41       (0.62)      (0.01)       0.44         0.19       (0.09)
                                               -----------    --------    --------    --------    ---------    --------
       Total from Investment Operations:.....         0.59       (0.18)       0.44        0.92         0.69        0.42
                                               -----------    --------    --------    --------    ---------    --------
Less Dividends:
   Dividends from net investment income......        (0.18)      (0.44)      (0.45)     (0.48)        (0.50)      (0.51)
   Dividends from capital gains..............           --       (0.11)      (0.18)      (0.10)          --       (0.06)
                                               -----------    --------    --------    --------    ---------    --------
     Total Dividends:........................        (0.18)      (0.55)      (0.63)      (0.58)       (0.50)      (0.57)
                                               -----------    --------    --------    --------    ---------    --------
Net increase (decrease) in net asset value...         0.41       (0.73)      (0.19)       0.34         0.19       (0.15)
                                               -----------    --------    --------    --------    ---------    --------
Net Asset Value, End of Period...............        10.01    $   9.60    $  10.33    $  10.52    $   10.18    $   9.99
                                               ===========    ========    ========    ========    =========    ========

Total Return(3)..............................         6.17%**    (1.70)%      4.24%       9.24%        7.74%       4.31%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)............  $    16,721    $296,711    $356,995    $303,578    $ 250,526    $196,787
Ratios to average net assets:
   Net investment income including
        reimbursement/waiver ................         4.36%*      4.50%       4.31%       4.62%        4.92%       4.90%
   Operating expenses including
        reimbursement/waiver ................         0.79%*      0.80%       0.80%       0.80%        0.80%       0.79%
   Operating expenses excluding
        reimbursement/waiver ................         0.96%*      1.11%       1.11%       1.12%        1.17%       1.21%
Portfolio Turnover Rate......................           38%**       48%         69%         34%          33%         37%

---------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.13(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17(4).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      88-89

INTERMEDIATE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           RETAIL A SHARES    TRUST SHARES

                                             JUNE 26, 2000    JUNE 1, 2000
                                                 THROUGH        THROUGH                       YEARS ENDED MAY 31,
                                               OCTOBER 31,    OCTOBER 31,   -------------------------------------------------------
                                                 2000(1)        2000(2)      2000        1999         1998       1997        1996
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Net Asset Value, Beginning of Period.........  $     10.22    $     10.00   $  10.67   $   10.81   $   10.38   $   10.17   $ 10.27
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Income from Investment Operations:
   Net investment income (A).................         0.15(4)        0.19(4)    0.46        0.48        0.50        0.51       0.53
   Net realized and unrealized gain
        (loss) on investments ...............         0.19           0.41      (0.62)      (0.08)       0.45        0.21      (0.10)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
       Total from Investment Operations:.....         0.34           0.60      (0.16)       0.40        0.95        0.72       0.43

Less Dividends:                                -----------    -----------   --------   ---------   ---------   ---------   --------
   Dividends from net investment income......        (0.15)         (0.19)     (0.46)      (0.48)      (0.50)      (0.51)     (0.53)
   Dividends from capital gains..............           --            --       (0.05)      (0.06)      (0.02)         --         --
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
     Total Dividends:........................        (0.15)         (0.19)     (0.51)      (0.54)      (0.52)      (0.51)     (0.53)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Net increase (decrease) in net asset value...         0.19           0.41      (0.67)      (0.14)       0.43        0.21      (0.10)
                                               -----------    -----------   --------   ---------   ---------   ---------   --------
Net Asset Value, End of Period...............  $     10.41  $       10.41   $  10.00   $   10.67   $   10.81   $   10.38   $  10.17
                                               ===========  =============   ========   =========   =========   =========   ========
Total Return(3)..............................         3.23%**        6.01%*   *(1.45)%      3.72%       9.29%       7.26%      4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)............  $        66    $   121,974   $148,902   $ 187,725   $ 142,107   $ 103,104   $ 81,441
Ratios to average net assets:
   Net investment income including
        reimbursement/waiver ................         4.20%*         4.37%*     4.52%       4.37%       4.66%       4.94%      5.02%
   Operating expenses including
        reimbursement/waiver ................         0.95%*         0.78%*     0.80%       0.80%       0.80        0.76%      0.75%
   Operating expenses excluding
        reimbursement/waiver ................         1.37%*         0.94%*     1.12%       1.12%       1.14%       1.17%      1.29%
Portfolio Turnover Rate......................           30%**         30%**       30%         19%         17%          4%        20%

---------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.14(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.18(4).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      90-91

INTERMEDIATE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 BKB SHARES

                                                 JUNE 1, 2000
                                                   THROUGH
                                                  OCTOBER 31,                      YEARS ENDED MAY 31,
                                                                ---------------------------------------------------------
                                                   2000(2)        2000        1999        1998         1997        1996
                                                 -----------    --------    --------    --------    ---------    --------
Net Asset Value, Beginning of Period.........    $     10.00    $  10.67    $  10.81    $  10.38    $   10.17    $  10.27
                                                 -----------    --------    --------    --------    ---------    --------
Income from Investment Operations:
   Net investment income (A).................           0.19(4)     0.46        0.48        0.50         0.51        0.53
   Net realized and unrealized gain
        (loss) on investments ...............           0.41       (0.62)      (0.08)       0.45         0.21       (0.10)
                                                 -----------    --------    --------    --------    ---------    --------
       Total from Investment Operations:.....           0.60       (0.16)       0.40        0.95         0.72        0.43

Less Dividends:                                  -----------    --------    --------    --------    ---------    --------
   Dividends from net investment income......          (0.19)      (0.46)      (0.48)      (0.50)       (0.51)      (0.53)
   Dividends from capital gains..............             --       (0.05)      (0.06)      (0.02)          --          --
                                                 -----------    --------    --------    --------    ---------    --------
     Total Dividends:........................          (0.19)      (0.51)      (0.54)      (0.52)       (0.51)      (0.53)
                                                 -----------    --------    --------    --------    ---------    --------
Net increase (decrease) in net asset value...
                                                 -----------    --------    --------    --------    ---------    --------
Net Asset Value, End of Period...............    $     10.41    $  10.00    $  10.67    $  10.81    $   10.38    $  10.17
                                                 ===========    ========    ========    ========    =========    ========
Total Return(3)..............................           6.01%**    (1.45)%      3.72%       9.29%        7.26%       4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)............    $    30,187    $148,902  $  187,725    $142,107    $ 103,104  $   81,441
Ratios to average net assets:
   Net investment income including
        reimbursement/waiver ................           4.35%*      4.52%       4.37%       4.66%        4.94%       5.02%
   Operating expenses including
        reimbursement/waiver ................           0.80%*      0.80%       0.80%       0.80%        0.76%       0.75%
   Operating expenses excluding
        reimbursement/waiver ................           0.99%*      1.12%       1.12%       1.14%        1.17%       1.29%
Portfolio Turnover Rate......................             30%**       30%         19%         17%           4%         20%

---------------------------------------------------------------
*    Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.14(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.18(4).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      90-91

FLORIDA MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

 TRUST SHARES

                                                                JUNE 1, 2000
                                                                  THROUGH          YEARS ENDED MAY 31,     PERIOD ENDED
                                                                 OCTOBER 31,     ----------------------       MAY 31,
                                                                  2000(1)           2000         1999         1998(2)
                                                                ------------     ----------   ---------    ------------
Net Asset Value, Beginning of Period.......................     $       9.51     $    10.12   $   10.30    $      10.00
                                                                ------------     ----------   ---------    ------------
Income from Investment Operations:
   Net investment income (A)...............................             0.17           0.43        0.44            0.43
   Net realized and unrealized gain (loss) on investments..             0.36          (0.61)      (0.04)           0.32
                                                                ------------     ----------   ---------    ------------
       Total from Investment Operations:...................             0.53          (0.18)       0.40            0.75
                                                                ------------     ----------   ---------    ------------
Less Dividends:
   Dividends from net investment income....................            (0.17)         (0.43)      (0.44)          (0.43)
   Dividends from capital gains............................               --             --       (0.14)          (0.02)
                                                                ------------     ----------   ---------    ------------
     Total Dividends:......................................            (0.17)         (0.43)      (0.58)          (0.45)
                                                                ------------     ----------   ---------    ------------
Net increase (decrease) in net asset value.................             0.36          (0.61)      (0.18)           0.30
                                                                ------------     ----------   ---------    ------------
Net Asset Value, End of Period.............................     $       9.87     $     9.51   $   10.12    $      10.30
                                                                ============     ==========   =========    ============

Total Return...............................................             5.62%**       (1.76)%      3.88%           7.63%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's)..........................     $     61,773     $   61,154   $  68,796    $     51,793
Ratios to average net assets:
   Net investment income including reimbursement/waiver....             4.22%*         4.44%       4.25%           4.59%*
   Operating expenses including reimbursement/waiver.......             0.79%*         0.80%       0.80%           0.80%*
   Operating expenses excluding reimbursement/waiver.......             1.01%*         1.15%       1.14%           1.19%*
Portfolio Turnover Rate....................................               23%**          28%         11%             21%

--------------------------------------------------------------------
 *   Annualized
 **  Not Annualized
 (1) The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares of the Fund.
 (2) Period from commencement of operations.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the period ended October 31, 2000 was $0.16.

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           RETAIL A SHARES   TRUST SHARES
                                                            JUNE 26, 2000    JUNE 1, 2000
                                                               THROUGH          THROUGH
                                                              OCTOBER 31,      OCTOBER 31,
                                                                2000(1)         2000(2)
                                                           ---------------   ------------
Net Asset Value, Beginning of Period.............          $         10.00   $       9.78
                                                           ---------------   ------------
Income from Investment Operations:
   Net investment income (A).....................                     0.15(4)        0.18(4)
   Net realized and unrealized gain (loss)
        on investments ..........................                     0.18           0.40
                                                           ---------------   ------------
       Total from Investment Operations:.........                     0.33           0.58
                                                           ---------------   ------------
Less Dividends:
   Dividends from net investment income..........                    (0.15)         (0.18)
                                                           ---------------   ------------
     Total Dividends:............................                    (0.15)         (0.18)
                                                           ---------------   ------------
Net increase (decrease) in net asset value.......                     0.18           0.40
                                                           ---------------   ------------
Net Asset Value, End of Period...................          $         10.18   $      10.18
                                                           ===============   ============

Total Return(3)..................................                     3.36%**        5.99%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................          $         1,345   $    176,306
Ratios to average net assets:
   Net investment income including reimbursement/waiver               4.20%*         4.36%*
   Operating expenses including reimbursement/waiver                  0.93%*         0.77%*
   Operating expenses excluding reimbursement/waiver                  1.09%*         0.92%*
Portfolio Turnover Rate..........................                       20%**          20%**

-------------------------------------------------------------------------
  *  Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKBShares of the Fund.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.15(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18(4).

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                            YEARS ENDED MAY 31,
                                                           ----------------------------------------------------
                                                             2000       1999        1998      1997       1996
                                                           --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period.............          $  10.39   $  10.42   $  10.01   $   9.78   $   9.90
                                                           --------   --------   --------   --------   --------
Income from Investment Operations:
   Net investment income (A).....................              0.45       0.45       0.47       0.47       0.48
   Net realized and unrealized gain (loss)
        on investments ..........................             (0.61)     (0.03)      0.41       0.23      (0.12)
                                                           --------   --------   --------   --------   --------
       Total from Investment Operations:.........             (0.16)      0.42       0.88       0.70       0.36
                                                           --------   --------   --------   --------   --------
Less Dividends:
   Dividends from net investment income..........             (0.45)     (0.45)     (0.47)     (0.47)     (0.48)
                                                           --------   --------   --------   --------   --------
     Total Dividends:............................             (0.45)     (0.45)     (0.47)     (0.47)     (0.48)
                                                           --------   --------   --------   --------   --------
Net increase (decrease) in net asset value.......             (0.61)     (0.03)      0.41       0.23      (0.12)
                                                           --------   --------   --------   --------   --------
Net Asset Value, End of Period...................          $   9.78   $  10.39   $  10.42   $  10.01   $   9.78
                                                           ========   ========   ========   ========   ========

Total Return(3)..................................             (1.51)%     4.10%      8.91%      7.30%      3.64%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)................          $231,140   $267,871   $206,137   $147,459   $106,619
Ratios to average net assets:
   Net investment income including reimbursement/waiver        4.52%      4.32%      4.54%    4.74%        4.73%
   Operating expenses including reimbursement/waiver           0.80%      0.80%      0.80%    0.79%        0.80%
   Operating expenses excluding reimbursement/waiver           1.12%      1.12%      1.14%    1.18%        1.28%
Portfolio Turnover Rate..........................                11%         9%         6%       9%          47%

-------------------------------------------------------------------------
  *  Annualized
**   Not Annualized
(1)  The Fund began offering Retail A Shares on June 26, 2000.
(2) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKBShares of the Fund.
(3) Calculation does not include the effect of any sales charge for Retail A Shares.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the period ended October 31, 2000 was $0.15(4). Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2000 was $0.18(4).

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               BKB SHARES

                                                              JUNE 1, 2000                        YEARS ENDED MAY 31,
                                                                 THROUGH          -------------------------------------------------
                                                           OCTOBER 31, 2000(1)      2000       1999      1998      1997      1996
                                                           -------------------    --------   --------  --------  --------  --------

Net Asset Value, Beginning of Period.....................             $   9.78    $  10.39   $  10.42  $  10.01  $   9.78  $   9.90
                                                           -------------------    --------   --------  --------  --------  --------
Income from Investment Operations:
   Net investment income (A).............................                 0.18(2)     0.45       0.45      0.47      0.47      0.48
   Net realized and unrealized gain (loss)
        on investments.. ................................                 0.40       (0.61)     (0.03)     0.41      0.23     (0.12)
                                                           -------------------    --------   --------  --------  --------  --------
       Total from Investment Operations:.................                 0.58       (0.16)      0.42      0.88      0.70      0.36
                                                           -------------------    --------   --------  --------  --------  --------
Less Dividends:
   Dividends from net investment income..................                (0.18)      (0.45)     (0.45)    (0.47)    (0.47)    (0.48)
                                                           -------------------    --------   --------  --------  --------  --------
     Total Dividends:....................................                (0.18)      (0.45)     (0.45)    (0.47)    (0.47)    (0.48)
                                                           -------------------    --------   --------  --------  --------  --------
Net increase (decrease) in net asset value...............                 0.40       (0.61)     (0.03)     0.41      0.23     (0.12)
                                                           -------------------    --------   --------  --------  --------  --------
Net Asset Value, End of Period...........................             $  10.18    $   9.78   $  10.39  $  10.42  $  10.01  $   9.78
                                                           ===================    ========   ========  ========  ========  ========

Total Return.............................................                 5.98%**    (1.51)%     4.10%     8.91%     7.30%     3.64%

Ratios/Supplemental Data:
Net Assets, End of Period (000's)........................             $ 54,702    $231,140   $267,871  $206,137  $147,459  $106,619
Ratios to average net assets:
   Net investment income including reimbursement/waiver..                 4.33%*      4.52%      4.32%     4.54%     4.74%     4.73%
   Operating expenses including reimbursement/waiver.....                 0.80%*      0.80%      0.80%     0.80%     0.79%     0.80%
   Operating expenses excluding reimbursement/waiver.....                 1.00%*      1.12%      1.12%     1.14%     1.18%     1.28%
Portfolio Turnover Rate..................................                   20%**       11%         9%        6%        9%       47%

--------------------------------------------------------------------------
 *   Annualized
**   Not Annualized
(1) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for BKB Shares for the period ended October 31, 2000 was $0.17(2).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Tax-Exempt Bond Fund, Connecticut Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund (formerly known as Boston 1784 Tax-Exempt Medium-Term Income Fund), Connecticut Intermediate Municipal Bond Fund (formerly known as Boston 1784 Connecticut Tax-Exempt Income Fund), Florida Municipal Bond Fund (formerly known as Boston 1784 Florida Tax-Exempt Income
Fund) and Massachusetts Intermediate Municipal Bond Funds (formerly known as Boston 1784 Massachusetts Tax-Exempt Income Fund) (individually, a "Fund",collectively, the "Funds") only.

     The Florida Municipal Bond Fund is authorized to issue one series of shares (referred to herein as "Trust Shares"). The Connecticut Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are authorized to issue two series of shares (Trust Shares and Retail A Shares). The Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds are authorized to issue three series of shares (Trust Shares, Retail A and BKBShares). The Tax-Exempt Bond Fund is authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime AShares and Prime B Shares), but is currently offering only Trust Shares, Retail A Shares and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 3.75% front-end sales charge, (ii) Prime A Shares are subject to a maximum 4.75% front-end sales charge, (iii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iv) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after purchase, Retail B Shares will convert automatically to Retail A Shares and eight years after purchase, Prime B Shares will convert automatically to Prime A Shares. BKB Shares of the Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municpal Bond and Massachusetts Intermediate Municipal Bond Fund will convert to Retail A Shares of the same Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into the Trust provided that prior thereto the Board of Trustees of the Trust has determined that such conversion is in the best interest of the holders of such BKB Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

     PORTFOLIO VALUATION: Investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees. When, in the judgment of the service, quoted bid prices are readily available and are representative of the bid side of the market, investments are valued at the mean between quoted bid prices and asked prices. Other investments are carried at fair value as determined by the service based on methods which include consideration of yields or prices of bonds of comparable quality, coupon maturity and type; indications as to values from dealers; and general market conditions. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. The securities of other registered investment companies are valued at the net asset value of the securities. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each

NOTES TO FINANCIAL STATEMENTS

     Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax period ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

     EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

     In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

     ORGANIZATION COSTS: The New Jersey Municipal Bond Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the commencement of the Fund's operations. In the event that any of the initial shares purchased by the Fund's sponsor are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     WHEN-ISSUED SECURITIES: Each Fund may purchase and sell securities, such as municipal obligations, on a "when-issued" basis. Delivery of the security and payment take place after the date of the commitment to purchase and such securities are subject to market fluctuations during this period. The fair value of these securities is determined in the same manner as other municipal obligations. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the when-issued commitment in a separate account.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION
   SHAREHOLDER SERVICES AND OTHER FEES

     The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund (See
Note 4).

     Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.)("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Tax-Exempt Medium-Term Income Fund, Boston 1784 Connecticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund and Boston 1784 Massachusetts Tax-Exempt Income Fund, predecessor funds of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively (collectively, the "Predecessor Funds", see Note 10). FNB was paid a fee for its services at the annual rate of 0.74% of each Predecessor Fund's average daily net assets. For the period June 1, 2000 through June 25, 2000, the fees paid to FNB by the Predecessor Funds and the fees waived by FNB, which are included in the investment advisory fees and the reimbursement/waivers, respectively, on the Statement of Operations for the period June 1, 2000 through October 31, 2000 are as follows:

                                              INVESTMENT      INVESTMENT
FUND                                         ADVISORY FEE ADVISORY FEE WAIVER
----                                         ------------ -------------------
Intermediate Tax-Exempt Bond ..............    $150,942      $13,679
Connecticut Intermediate Municipal Bond ...      75,905        8,160
Florida Municipal Bond ....................      31,665        4,371
Massachusetts Intermediate Municipal Bond .     118,181       12,117

     The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPCInc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of the combined average daily net assets in excess of $21 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

     In addition, PFPC Inc. also provides certain fund accounting, custody, administration and transfer agency services in accordance with certain fee arrangements. Pursuant to such fee arrangements, PFPC Inc. compensates The Chase Manhattan Bank, the Trust's custodian bank, for its services.

NOTES TO FINANCIAL STATEMENTS

     Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds. For the period ended October 31, 2000, the fees paid to SEI by the Predecessor Funds, which are included in the administration fees on the Statement of Operations for the period June 1, 2000 through October 31, 2000, were as follows:

FUND                                        ADMINISTRATION FEE
----                                        ------------------
Intermediate Tax-Exempt Bond ..............      $13,335
Connecticut Intermediate Municipal Bond ...        6,706
Florida Municipal Bond ....................        2,797
Massachusetts Intermediate Municipal Bond .       10,441

     Provident Distributors, Inc. (the "Distributor"), serves as the exclusive distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., acted as the exclusive distributor of the Trust's shares.

     Prior to June 26, 2000, SEI Investments Distribution Co. (the "Boston 1784 Distributor") served as the exclusive distributor of shares of the Predecessor Funds. The Predecessor Funds had adopted a Distribution Plan (the "Boston 1784 Plan") which allowed each Predecessor Fund to use up to 0.25% of its average daily net assets for the sale and distribution of its shares. At the time of the reorganization of the Predecessor Funds into the Trust, the Boston 1784 Distributor was waiving all fees payable under the Boston 1784 Plan.

     The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.30% of the average daily net asset value of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net asset value of the outstanding Retail A Shares beneficially owned by such customers. No fees were charged under the Services Plan with respect to the Rhode Island Municipal Bond Fund for the year ended October 31, 2000.

     The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Tax-Exempt Bond Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and shareholder administrative support services are being made solely to Fleet Bank and its affilitates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each of the Fund's outstanding Retail B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.15% and 0.15%, respectively, of the average daily net assets attributable to the Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.15% of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions. For the year or period ended October 31, 2000, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                                    SERVICES        12B-1 PLAN
FUND                                  PLAN     SERVICES  DISTRIBUTION
----                                --------   --------  ------------
Tax-Exempt Bond .................   $31,350   $ 4,610      $21,561
New Jersey Municipal Bond .......     1,054       N/A          N/A
New York Municipal Bond .........    58,189       N/A          N/A
Connecticut Municipal Bond ......    36,001       N/A          N/A
Massachusetts Municipal Bond ....    46,003       N/A          N/A
Intermediate Tax-Exempt Bond ....         1       N/A          N/A
Connecticut Intermediate
      Municipal Bond ............        16       N/A          N/A
Massachusetts Intermediate
      Municipal Bond ............       362       N/A          N/A

     The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Tax-Exempt Bond Fund. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, intends to limit the Fund's payments under the Prime A Shares Plan to an annual rate of not more than 0.25% of the average daily net assets of the Fund's outstanding Prime A Shares.

     The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Tax-Exempt Bond Fund. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Prime B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets

NOTES TO FINANCIAL STATEMENTS

attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, intends to limit the Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets of Prime B Shares owned of record or beneficially by customers of institutions. As of October 31, 2000, the Tax-Exempt Bond Fund had not commenced its offering of Prime A Shares and Prime B Shares.

     The Trust has adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds. The BKB Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own BKB Shares at an aggregate annual rate not to exceed 0.30% of the average daily net asset value of the outstanding BKB Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the BKB Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net asset value of the outstanding BKB Shares beneficially owned by such customers. For the year or period ended October 31, 2000, payments have been made under the BKB Plan as follows:

                                      BKB
FUND                                 PLAN
----                               -------
Rhode Island Municipal Bond .....  $    --
Intermediate Tax-Exempt Bond ....    3,083
Connecticut Intermediate
     Municipal Bond .............    4,469
Massachusetts Intermediate
     Municipal Bond .............   12,263

     Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares, Prime B Shares and BKB Shares of the Funds each bear series specific transfer agent charges based upon the number of shareholder accounts for each series. For the year ended October 31, 2000, transfer agent charges for each series (other than Prime A Shares and Prime B Shares, which had not been issued prior to the date of the report) were as follows:

FUND                               RETAIL A   RETAIL B   TRUST     BKB
----                               --------   --------  ------   ------
Tax-Exempt Bond ................   $ 10,257   $  1,799  $1,005      N/A
Connecticut Municipal Bond .....     11,354        N/A       6      N/A
Massachusetts Municipal Bond ...      9,110        N/A       4      N/A
New Jersey Municipal Bond ......      2,978        N/A   1,953      N/A
New York Municipal Bond ........     20,829        N/A     513      N/A
Rhode Island Municipal Bond ....      5,552        N/A     135   $  986
Intermediate Tax-Exempt Bond ...         52        N/A      20    2,077
Connecticut Intermediate
Municipal Bond .................         30        N/A     159    2,137
Florida Municipal Bond .........        N/A        N/A   1,761      N/A
Massachusetts Intermediate
Municipal Bond .................        146        N/A      67    5,695

     Certain officers of the Trust are officers of the Investment Advisor or PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Board of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

     Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     Expenses for the year ended October 31, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

     The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 2000, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                       EXPENSES
     FUND                               FEES WAIVED   REIMBURSED
   --------                             -----------   ----------
Tax-Exempt Bond................          $ 377,253     $     --
Connecticut Municipal Bond.....            181,582           --
Massachusetts Municipal Bond...            301,867           --
New Jersey Municipal Bond......             80,334           --
New York Municipal Bond........            174,535       10,484
Intermediate Tax-Exempt Bond...            139,804       30,405

Notes to Financial Statements

                                                       EXPENSES
     FUND                               FEES WAIVED   REIMBURSED
   --------                             -----------   ----------
Rhode Island Municipal Bond....          $ 189,644     $     --
Connecticut Intermediate
    Municipal Bond.............             78,396       25,723
Florida Municipal Bond.........             43,659       11,002
Massachusetts Intermediate
    Municipal Bond.............            124,314       32,778

5. SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-three classes of shares, each consisting of one or more series.

     Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares of a Fund each bear series specific transfer agent charges) and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

     Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6. PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended October 31, 2000 were as follows

FUND                                           PURCHASE         SALES
----                                         ------------   ------------
Tax-Exempt Bond ............................ $161,558,499   $131,697,514
Connecticut Municipal Bond .................   17,504,218     14,186,873
Massachusetts Municipal Bond ...............   25,764,496     24,568,443
New Jersey Municipal Bond ..................    9,811,894      7,289,875
New York Municipal Bond ....................   35,841,507     30,710,601
Rhode Island Municipal Bond ................   31,099,421     24,394,356
Intermediate Tax-Exempt Bond* ..............   88,024,512    105,517,579
Connecticut Intermediate Municipal Bond* ...   42,700,461     36,961,270
Florida Municipal Bond* ....................   11,170,165     15,352,532
Massachusetts Intermediate Municipal Bond* .   37,799,102     39,752,150
* For the period of 6/1/00 through 10/31/00.

     The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation), and cost for all securities as computed on a federal income tax basis at October 31, 2000 for each Fund is as follows:

FUND                                         APPRECIATION (DEPRECIATION)
----                                         ------------ --------------
Tax-Exempt Bond ...........................  $  3,361,715 $ (1,002,252)
Connecticut Municipal Bond ................     1,100,911     (301,258)
Massachusetts Municipal Bond ..............     1,240,406     (787,182)
New Jersey Municipal Bond .................       127,615      (56,887)
New York Municipal Bond ...................     1,995,253     (635,560)
Rhode Island Municipal Bond ...............     2,284,351   (1,069,636)
Intermediate Tax-Exempt Bond ..............     6,037,630     (816,428)
Connecticut Intermediate Municipal Bond ...     3,121,292   (1,193,577)
Florida Municipal Bond ....................       814,929     (326,542)
Massachusetts Intermediate Municipal Bond .     3,926,510   (1,942,089)

FUND                                              NET            COST
----                                          -----------  ------------
Tax-Exempt Bond ............................  $ 2,359,463  $198,093,618
Connecticut Municipal Bond .................      799,653    47,314,087
Massachusetts Municipal Bond ...............      453,224    76,754,055
New Jersey Municipal Bond ..................       70,728    11,032,863
New York Municipal Bond ....................    1,359,693    86,788,794
Rhode Island Municipal Bond ................    1,214,715   116,650,290
Intermediate Tax-Exempt Bond ...............    5,221,202   277,109,867
Connecticut Intermediate Municipal Bond ....    1,927,715   148,521,311
Florida Municipal Bond .....................      488,387    60,676,181
Massachusetts Intermediate Municipal Bond ..    1,984,421   227,272,958

7. CONCENTRATION OF CREDIT

     The Connecticut Municipal Bond and Connecticut Intermediate Municipal Bond Funds, Massachusetts Municipal Bond and Massachusetts Intermediate Municipal Bond Funds, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Rhode Island Municipal Bond Fund and Florida Municipal Bond Fund invest primarily in debt obligations issued by the State of Connecticut, the Commonwealth of Massachusetts, the State of New Jersey, the State of New York, the State of Rhode Island and the State of Florida, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds, as non-diversified investment portfolios, are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent

8. LINE OF CREDIT

     Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is computed daily and paid quarterly at an annual rate of 0.10%, and allocated among the Funds based on average daily net assets. For the year ended October 31, 2000, no borrowings have been made by the Funds against the line of credit.

NOTES TO FINANCIAL STATEMENTS

9.   ACQUISITION OF BOSTON 1784 FUNDS

     At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Agreement, (i) all of the assets and liabilities of the Boston 1784 Rhode Island Tax-Exempt Income Fund were transferred to the Galaxy Rhode Island Municipal Bond Fund in exchange for 7,472,341 Trust Shares and 1,152,977 BKB Shares of the Galaxy Rhode Island Municipal Bond Fund, (ii) all of the assets and liabilities of the Boston 1784 Tax-Exempt Medium-Term Income Fund were transferred to the Galaxy Intermediate Tax-Exempt Bond Fund in exchange for 27,580,006 TrustShares and 2,614,820 BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund, (iii) all of the assets and liabilities of the Boston 1784 Connecticut Tax-Exempt Income Fund were transferred to the Galaxy Connecticut Intermediate Municipal Bond Fund in exchange for 11,516,932 Trust Shares and 3,234,384 BKB Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund, (iv) all of the assets and liabilities of the Boston 1784 Florida Tax-Exempt Income Fund were transferred to the Galaxy Florida Municipal Bond Fund in exchange for 6,494,015 shares of the Galaxy Florida Municipal Bond Fund, and (v) all of the assets and liabilities of the Boston 1784 Massachusetts Tax-Exempt Income Fund were transferred to the Galaxy Massachusetts Intermediate Municipal Bond Fund in exchange for 17,448,642 TrustShares and 5,967,053 BKB Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund. In related transacations, the assets and liabilities of the other Boston 1784 Funds were transferred to corresponding Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purpose, was completed on June 26, 2000, following the approval of the reorganization by Boston 1784 Fund shareholders. The Galaxy Intermediate Tax-Exempt Bond, Galaxy Connecticut Intermediate Municipal Bond, Galaxy Florida Municipal Bond and Galaxy Massachusetts Intermediate Municipal had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance histories of the Boston 1784 Tax-Exempt Medium-Term Income Fund, Boston 1784 Connecticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund and Boston 1784 Massachusetts Tax-Exempt Income Fund, respectively. Following the reorganization, the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund changed their fiscal year from May 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share and Unrealized Depreciation associated with the acquisition of the Boston 1784 Rhode Island Tax-Exempt Income Fund by the Galaxy Rhode Island Municipal Bond Fund:


                                              BEFORE                 AFTER
                                           ACQUISITION            ACQUISITION
                                   ---------------------------    ------------
                                      GALAXY      BOSTON 1784       GALAXY
                                   RHODE ISLAND   RHODE ISLAND    RHODE ISLAND
                                     MUNICIPAL     TAX-EXEMPT      MUNICIPAL
                                     BOND FUND     INCOME FUND     BOND FUND
                                   ------------   ------------    ------------
Net Assets ....................... $ 24,798,712   $ 90,824,977    $115,623,689
Shares Outstanding ...............    2,355,069      9,057,917      10,980,387
Net Asset Value, per share ....... $      10.53   $      10.03    $         --
Trust Net Asset Value, per share . $         --   $         --    $      10.53
BKBNet Asset Value, per share .... $         --   $         --    $      10.53
Unrealized Depreciation .......... $    (16,888)  $ (1,371,970)   $ (1,388,858)

NOTES TO FINANCIAL STATEMENTS

10. CAPITAL LOSS CARRYFORWARD

At October 31, 2000, the following Funds had capital loss carryforwards:

FUND                                          AMOUNT     EXPIRATION
----                                        ----------   ----------
Tax-Exempt Bond ........................... $   78,657      2007
                                               682,124      2008
Connecticut Municipal Bond ................     31,295      2002
                                               685,391      2003
                                                82,263      2005
                                                23,141      2007
                                               291,686      2008
Massachusetts Municipal Bond ..............    286,989      2003
                                                65,783      2007
                                             1,004,595      2008
New Jersey Municipal Bond .................        687      2006
                                                44,349      2007
                                               148,987      2008
New York Municipal Bond ...................    263,502      2003
                                                16,589      2004
                                               468,405      2008
Rhode Island Municipal Bond ...............  1,395,225      2007
                                               208,872      2008
Intermediate Tax-Exempt Bond ..............  2,337,174      2007
                                             5,245,026      2008
Connecticut Intermediate Municipal Bond ...  2,498,045      2008
Florida Municipal Bond ....................  1,290,043      2008
Massachusetts Intermediate Municipal Bond .     74,231      2004
                                                52,756      2007
                                             2,303,749      2008

     The availability of a certain portion of these capital loss carryforwards, which were acquired on June 19, 2000 or June 26, 2000 in connection with the Boston 1784 Funds reorganization, may be limited in a given year.

11. TAX INFORMATION (UNAUDITED)

     During the fiscal year ended October 31, 2000, the Funds earned the following percent of their income from municipal obligations which generally qualify as exempt from federal and state taxation:

FUND                                                INCOME
----                                                ------
Tax-Exempt Bond ..............................      100.00%
Connecticut Municipal Bond ...................      100.00%
Massachusetts Municipal Bond .................      100.00%
New Jersey Municipal Bond ....................      100.00%
New York Municipal Bond ......................      100.00%
Rhode Island Municipal Bond ..................      100.00%
Intermediate Tax-Exempt Bond .................      100.00%
Connecticut Intermediate Municipal Bond ......      100.00%
Florida Municipal Bond .......................      100.00%
Massachusetts Intermediate Municipal Bond ....      100.00%

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Tax-Exempt Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund (collectively the "Existing Galaxy Funds") and the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund (collectively, the "Boston 1784 Funds")(ten of the portfolios constituting The Galaxy Fund) as of October 31, 2000, and for the Existing Galaxy Funds the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and for the Boston 1784 Funds the statements of operations, statements of changes in net assets and financial highlights for the period June 1, 2000 to October 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three years ended October 31, 1998 for the Existing Galaxy Funds were audited by other auditors whose report dated December 23, 1998, expressed an unqualified opinion on those financial highlights. The statements of operations for the year ended May 31, 2000, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Boston 1784 Funds were audited by other auditors whose report dated July 17, 2000 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Galaxy Tax-Exempt Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund portfolios of The Galaxy Fund at October 31, 2000, the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States.

                                                 /S/SIGNATURE  ERNST & YOUNG LLP

Boston, Massachusetts
December 15, 2000
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